UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02120

Security Income Fund
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Security Income Fund
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: March 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

FLOATING RATE STRATEGIES FUND

HIGH YIELD FUND

MACRO OPPORTUNITIES FUND

MUNICIPAL INCOME FUND

TOTAL RETURN BOND FUND

INVESTMENT GRADE BOND FUND

(Formerly U.S. Intermediate Bond Fund)

SBINC-SEMI-0313X0913

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THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 28, 2013

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management (the “Investment Advisers”) are pleased to present the semi-annual shareholder report for six of our fixed income mutual funds (the “Funds”).

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

This report covers performance of the following Funds for the six-month period ended March 28, 2013 with the name of each Fund followed by its A-Class share ticker symbol:

– Guggenheim Investments Floating Rate Strategies Fund (GIFAX)

– Guggenheim Investments High Yield Fund (SIHAX)

– Guggenheim Investments Macro Opportunities Fund (GIOAX)

– Guggenheim Investments Municipal Income Fund (GIJAX)

– Guggenheim Investments Total Return Bond Fund (GIBAX)

– Guggenheim Investments Investment Grade Bond Fund (SIUSX)

An Economic and Market Overview follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

April 30, 2013

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888. There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risk. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW	March 28, 2013

Recent economic results have been solid, powered by the monetary accommodation from central banks around the world. The U.S. Federal Reserve has signaled that it is likely to continue with its asset purchase program throughout 2013 in an effort to combat long-term structural unemployment. This, coupled with rebound in the housing market, has provided a tailwind for the economy. The run-up in U.S. equity prices, with some major indices testing or exceeding their all-time highs, has also contributed to heightened expectations about the economy and markets. In the fixed income domain, abundant liquidity and the continuation of open-ended quantitative easing have produced a benign credit environment with low default rates.

Following Congress’ New Year’s reprieve on the Fiscal Cliff, markets turned their attention to the impact of sequestration, as well as ongoing tax and spending debates. Despite some uncertainty created by recent political partisanship in Washington, the U.S. economy seems to be on firm footing. Construction spending has been rising, state and local employment has been contributing to GDP and employment growth has been fairly strong. Investors have benefited from the themes that have dominated the environment since the recovery began: tighter credit spreads, low interest rates, improving employment, modest inflation and sustained economic growth. Moreover, the U.S. economic expansion has withstood recent less-than-favorable Chinese economic data and Europe’s continued growth problems and banking crises in certain periphery countries.

For the six-month period ended March 28, 2013, the Standard & Poor’s 500 ("S&P 500”) Index*, which is generally regarded as an indicator of the broad U.S. stock market, returned 10.19%. Foreign developed markets performed in a comparable manner: the Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index*, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 12.04%. The return of the MSCI Emerging Markets Index* was 3.87%.

In the bond market, higher quality issues underperformed lower-rated bonds, as investors embraced risk. The return of the Barclays U.S. Aggregate Bond Index*, which is a proxy for the U.S. investment grade bond market, posted a 0.09% return for the period, while the Barclays U.S. High Yield Index* returned 6.28%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.05% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction cost, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield® Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2012 and ending March 28, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2012	March 28, 2013	Period[2]
Table 1. Based on actual Fund return[3]

Floating Rate Strategies Fund
A-Class	1.08%	5.62%	$1,000.00	$1,056.20	$5.45
C-Class	1.83%	5.23%	1,000.00	1,052.30	9.21
Institutional Class	0.84%	5.74%	1,000.00	1,057.40	4.24

High Yield Fund
A-Class	1.17%	7.72%	1,000.00	1,077.20	5.96
B-Class	0.92%	7.86%	1,000.00	1,078.60	4.69
C-Class	1.92%	7.36%	1,000.00	1,073.60	9.76
Institutional Class	0.92%	7.87%	1,000.00	1,078.70	4.69

Macro Opportunities Fund
A-Class	1.44%	7.21%	1,000.00	1,072.10	7.32
C-Class	2.15%	6.84%	1,000.00	1,068.40	10.90
Institutional Class	1.11%	7.38%	1,000.00	1,073.80	5.64

Municipal Income Fund
A-Class	0.81%	1.17%	1,000.00	1,011.70	4.44
C-Class	1.56%	0.82%	1,000.00	1,008.20	7.68
Institutional Class	0.57%	1.30%	1,000.00	1,013.00	2.81

Total Return Bond Fund
A-Class	0.95%	5.57%	1,000.00	1,055.70	4.79
C-Class	1.74%	5.19%	1,000.00	1,051.90	8.75
Institutional Class	0.62%	5.73%	1,000.00	1,057.30	3.13

Investment Grade Bond Fund
A-Class	1.01%	3.01%	1,000.00	1,030.10	5.03
B-Class	1.76%	2.62%	1,000.00	1,026.20	8.74
C-Class	1.76%	2.62%	1,000.00	1,026.20	8.74
Institutional Class*	0.78%	1.03%	1,000.00	1,010.30	1.31	[4]

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	September 30, 2012	March 31, 2013	Period[5]
Table 2. Based on hypothetical 5% return (before expenses)[6]

Floating Rate Strategies Fund
A-Class	1.08%	5.00%	$1,000.00	$1,019.55	$5.44
C-Class	1.83%	5.00%	1,000.00	1,015.81	9.20
Institutional Class	0.84%	5.00%	1,000.00	1,020.74	4.23

High Yield Fund
A-Class	1.17%	5.00%	1,000.00	1,019.10	5.89
B-Class	0.92%	5.00%	1,000.00	1,020.34	4.63
C-Class	1.92%	5.00%	1,000.00	1,015.36	9.65
Institutional Class	0.92%	5.00%	1,000.00	1,020.34	4.63

Macro Opportunities Fund
A-Class	1.44%	5.00%	1,000.00	1,017.75	7.24
C-Class	2.15%	5.00%	1,000.00	1,014.21	10.80
Institutional Class	1.11%	5.00%	1,000.00	1,019.40	5.59

Municipal Income Fund
A-Class	0.81%	5.00%	1,000.00	1,020.44	4.53
C-Class	1.56%	5.00%	1,000.00	1,017.15	7.85
Institutional Class	0.57%	5.00%	1,000.00	1,022.09	2.87

Total Return Bond Fund
A-Class	0.95%	5.00%	1,000.00	1,020.19	4.78
C-Class	1.74%	5.00%	1,000.00	1,016.26	8.75
Institutional Class	0.62%	5.00%	1,000.00	1,021.84	3.13

Investment Grade Bond Fund
A-Class	1.01%	5.00%	1,000.00	1,019.90	5.09
B-Class	1.76%	5.00%	1,000.00	1,016.16	8.85
C-Class	1.76%	5.00%	1,000.00	1,016.16	8.85
Institutional Class*	0.78%	5.00%	1,000.00	1,021.04	3.93

*	Since commencement of operations: January 29, 2013.
[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses, which includes interest expense related to reverse repurchase agreements. Excluding interest expense, the operating expense ratios would be:

	Floating Rate	Macro Opportunities	Total Return	Investment Grade
	Strategies Fund	Fund	Bond Fund	bond Fund
A-Class	1.03%	1.29%	0.84%	1.01%
B-Class	—	—	—	1.76%
C-Class	1.78%	2.01%	1.63%	1.76%
Institutional Class	0.80%	0.96%	0.52%	0.77%

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period).
[3]	Actual cumulative return at net asset value for the period September 30, 2012 to March 28, 2013.
[4]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the since inception period).
[5]	Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365.
[6]	Hypothetical return for the period September 30, 2012 to March 31, 2013.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 28, 2013

FLOATING RATE STRATEGIES FUND

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
Institutional Class	November 30, 2011

Portfolio Composition by Quality Rating*
Fixed Income Instruments
B+	34.4%
BB-	20.6%
B	16.5%
B-	6.9%
BB	5.6%
CCC+	2.7%
BBB	2.5%
Other - Investment Grade	8.4%
Other - Non-Investment Grade	2.4%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
FLOATING RATE STRATEGIES FUND

	Face
	Amount	Value

SENIOR FLOATING RATE INTERESTS†† - 77.5%
CONSUMER DISCRETIONARY - 27.8%
Travelport LLC
5.05% due 08/23/15	$9,508,905	$9,446,528
Caesars Entertainment Corp.
5.45% due 01/28/18	8,700,000	8,052,372
Guitar Center, Inc.
5.54% due 04/09/17	7,490,723	7,436,114
Sirva Worldwide, Inc.
due 03/22/19[1]	6,000,000	5,909,999
TI Auotomotive Ltd.
due 03/27/19[1]	5,000,000	5,037,499
6.75% due 03/14/18	496,250	498,732
California Pizza Kitchen, Inc.
due 04/15/18[1]	5,000,000	4,987,500
HD Supply, Inc.
4.50% due 10/12/17	4,487,481	4,528,630
Landry’s, Inc.
4.75% due 04/24/18	4,289,169	4,321,338
7.50% due 04/24/18	10,831	10,912
Party City Holdings, Inc.
4.25% due 07/27/19	4,049,375	4,076,586
Sutherland Global Services, Inc.
7.25% due 03/06/19	4,000,000	3,950,000
BJ’s Wholesale Club, Inc.
4.25% due 09/26/19	3,746,875	3,778,873
Armored Autogroup, Inc.
6.00% due 11/05/16	3,549,326	3,531,580
Rock Ohio Caesars LLC
due 03/27/19[1]	3,025,000	3,038,250
8.50% due 08/19/17	208,333	214,063
Centaur LLC
5.25% due 02/20/19	3,000,000	3,041,250
ARAMARK Corp.
4.00% due 08/22/19	3,000,000	3,026,220
Ollie’s Holdings, Inc.
5.25% due 09/28/19	2,305,609	2,317,137
6.25% due 09/28/19	291,891	293,350
Schaeffler AG
4.25% due 01/27/17	2,100,000	2,122,743
Smart & Final, Inc.
5.75% due 11/15/19	1,995,000	2,022,431
6.75% due 11/15/19	5,000	5,069
Bright Horizons Family Solutions, Inc.
4.00% due 01/24/20	1,994,937	2,009,899
5.25% due 01/30/20	5,063	5,101
Southern Graphics, Inc.
5.00% due 10/17/19	1,995,000	2,014,950
Edmentum, Inc.
6.00% due 05/17/18	1,043,750	1,046,359
due 05/17/18[1]	950,000	952,375
Rite Aid Corp.
4.00% due 02/21/20	1,800,000	1,819,494
Endurance International Group, Inc.
6.25% due 11/09/19	1,356,600	1,364,238
10.25% due 05/09/20	450,000	451,971
Intrawest ULC
7.00% due 12/03/17	1,745,625	1,777,273
FleetPride, Inc.
5.25% due 11/19/19	997,500	1,008,223
9.25% due 05/15/20	650,000	650,000
Nuveen Investments, Inc.
5.20% due 05/13/17	1,500,000	1,527,060
Transtar Industries, Inc.
5.50% due 10/09/18	995,000	1,004,950
9.75% due 10/09/19	500,000	512,500
GCA Services Group, Inc.
5.25% due 11/01/19	1,247,115	1,250,620
9.25% due 11/01/20	250,000	250,000
Bushnell, Inc.
5.75% due 08/24/15	1,213,973	1,213,973
6.00% due 08/24/15	280,303	279,603
RGIS Services LLC
5.50% due 10/18/17	1,238,741	1,251,128
4.53% due 10/18/16	186,601	187,067
Prestige Brands, Inc.
3.75% due 01/31/19	1,370,737	1,390,010
First Advantage Corp.
10.50% due 08/28/19	1,300,000	1,287,000
KAR Auction Services, Inc.
3.75% due 05/19/17	1,257,945	1,272,764
MGM Resorts International
4.25% due 12/20/19	928,571	942,964
4.25% due 12/13/19	321,429	326,411
AOT Bedding Super Holdings LLC
5.00% due 10/01/19	1,246,875	1,263,085
6.00% due 10/01/19	3,125	3,166
PlayPower, Inc.
due 06/30/15[1]	1,400,000	1,260,000
Blue Coat Systems, Inc.
5.75% due 02/15/18	1,243,750	1,252,307
Cinemark USA, Inc.
3.21% due 12/18/19	997,500	1,006,229
5.25% due 12/18/19	2,500	2,522
MoneyGram International, Inc.
due 03/26/20[1]	1,000,000	1,008,130
Container Store, Inc.
6.25% due 04/06/19	990,000	996,603
NAB Holdings LLC
7.00% due 04/24/18	962,500	969,718
Schrader, Inc.
6.25% due 04/27/18	746,250	755,578
Osmose Holdings, Inc.
6.75% due 11/26/18	746,255	753,717
Advantage Sales & Marketing LLC
8.25% due 06/17/18	685,714	694,286
Equinox Fitness
5.50% due 01/31/20	500,000	508,125
Jacobs Entertainment, Inc.
6.25% due 10/29/18	497,500	500,609
Seven Seas Cruises S de RL LLC
4.75% due 12/21/18	493,750	499,305
Sleepy’s LLC
7.25% due 03/30/19	495,000	498,713
Fly Leasing Ltd.
5.75% due 08/08/18	487,500	493,594

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
FLOATING RATE STRATEGIES FUND

	Face
	Amount	Value

Totes ISOTONER Corp.
7.25% due 07/07/17	$469,485	$469,683
8.00% due 07/07/17	1,982	1,982
Yankee Candle Company, Inc.
5.25% due 04/02/19	451,293	453,712
Navistar Financial Corp.
7.00% due 08/17/17	448,875	453,252
Wolverine World Wide, Inc.
4.00% due 10/09/19	427,411	431,151
First Data Corp.
5.20% due 09/24/18	400,000	402,612
OSI Restaurant Partners LLC
4.75% due 10/28/19	341,250	345,591
David’s Bridal, Inc.
5.00% due 10/11/19	249,375	252,365
6.00% due 10/11/19	625	632
Cannery Casino Resorts LLC
6.00% due 10/02/18	248,750	252,837
Keystone Automotive Operations, Inc.
9.75% due 03/30/16	246,054	249,129
10.25% due 03/30/16	2,696	2,730
Targus Group International, Inc.
11.00% due 05/24/16	246,241	247,472
Burlington Coat Factory Warehouse Corp.
5.50% due 02/23/17	220,375	223,094
FOCUS Brands, Inc.
6.25% due 02/21/18	215,861	218,020
7.25% due 02/21/18	3,438	3,473
Patheon, Inc.
7.25% due 12/14/18	199,500	202,493
Boyd Gaming Corp.
6.00% due 12/17/15	159,375	161,168
CKX Entertainment
9.00% due 06/21/17	167,375	145,094
Total Consumer Discretionary		124,425,286
INFORMATION TECHNOLOGY - 10.9%
First Data Corp.
4.20% due 03/23/18	7,300,000	7,268,100
5.20% due 03/24/17	824,285	829,849
Paradigm Ltd.
4.75% due 07/30/19	5,182,257	5,214,646
SRS Holdings Ltd.
4.75% due 08/28/19	3,800,000	3,811,894
EZE Castle Software, Inc.
due 03/14/20[1]	2,200,000	2,231,174
due 03/14/21[1]	800,000	814,000
Ceridian Corp.
5.95% due 05/09/17	2,991,124	3,042,392
Go Daddy Operating Company LLC
4.25% due 12/17/18	2,790,338	2,801,388
Verint Systems, Inc.
4.00% due 08/14/19	2,300,000	2,313,409
Novell, Inc.
7.25% due 11/22/17	1,260,156	1,273,804
11.00% due 11/22/18	415,000	417,249
8.00% due 11/22/17	37,500	37,906
Associated Partners
6.70% due 12/21/15	1,625,000	1,587,872
Misys Ltd.
7.25% due 12/12/18	995,000	1,008,263
12.00% due 06/06/19	500,000	561,665
Mmodal, Inc.
6.75% due 08/16/19	1,185,669	1,143,436
Aspect Software, Inc.
7.00% due 05/07/16	1,101,653	1,113,584
SunGard Data Systems, Inc.
4.00% due 03/07/20	1,100,000	1,109,966
Hyland Software, Inc.
5.50% due 10/25/19	1,097,250	1,103,076
Mirion Technologies, Inc.
6.25% due 03/30/18	1,036,705	1,041,888
Deltek, Inc.
5.00% due 10/10/18	997,500	1,004,153
CDW LLC
4.00% due 07/15/17	958,628	962,223
Riverbed Technology, Inc.
4.00% due 12/18/19	913,016	920,722
Wall Street Systems Holdings, Inc.
5.75% due 10/25/19	648,375	655,669
9.25% due 10/25/20	150,000	150,750
Kronos, Inc.
4.50% due 10/30/19	750,000	758,753
SumTotal Systems, Inc.
6.25% due 11/16/18	748,125	747,661
7.25% due 11/16/18	1,875	1,874
Shield Finance Co.
6.50% due 05/10/19	560,763	565,669
Deltek Systems, Inc.
10.00% due 10/10/19	500,000	509,690
NuSil Corp.
5.25% due 04/07/17	500,000	502,970
Semtech Corp.
4.25% due 03/20/17	496,250	501,213
Ellucian
4.50% due 07/19/18	399,000	404,387
Mitchell International, Inc.
3.81% due 03/28/16	400,000	400,000
CompuCom Systems, Inc.
6.50% due 10/04/18	389,025	396,319
IPC Information Systems, Inc.
7.75% due 07/31/17	398,000	393,355
Ascensus, Inc.
8.00% due 12/21/18	299,250	300,746
Red Prairie, Inc.
6.75% due 12/21/18	249,375	254,051
Level 3 Financing, Inc.
4.75% due 08/01/19	250,000	252,760
Renaissance Learning, Inc.
5.75% due 11/13/18	246,263	248,265

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
FLOATING RATE STRATEGIES FUND

	Face
	Amount	Value

Genesys International
4.00% due 01/31/20	$140,154	$140,855
Lantiq Deutschland GmbH
11.00% due 11/16/15	131,406	118,265
Total Information Technology		48,915,911
INDUSTRIALS - 10.5%
Berlin Packaging LLC
due 04/10/19[1]	3,600,000	3,582,000
due 04/10/20[1]	1,900,000	1,871,500
SRA International, Inc.
6.50% due 07/20/18	4,655,529	4,638,071
NANA Development Corp.
due 03/20/18[1]	4,000,000	3,989,999
IPC Systems, Inc.
7.75% due 07/31/17	3,727,091	3,689,820
American Petroleum Tankers
Parent LLC
due 09/28/19[1]	3,500,000	3,500,000
Ceva Group plc
5.30% due 08/31/16	2,246,922	2,175,020
due 08/31/16[1]	702,527	680,046
5.52% due 08/31/16	550,552	532,934
Sabre, Inc.
5.25% due 02/19/19	2,981,929	3,019,173
6.25% due 02/19/19	7,474	7,567
Laureate Education, Inc.
5.25% due 06/15/18	2,029,230	2,048,264
due 06/15/18[1]	750,000	757,035
Realogy Group LLC
4.50% due 03/05/20	2,500,000	2,532,300
ServiceMaster Co.
4.25% due 01/31/17	1,775,736	1,793,493
CPG International, Inc.
5.75% due 09/21/19	1,492,500	1,505,559
Helm Financial, Inc.
6.25% due 06/01/17	1,241,798	1,246,976
Advanced Disposal Services, Inc.
4.25% due 10/05/19	1,147,125	1,158,837
Sequa Corp.
5.25% due 06/19/17	748,125	759,878
Mitchell International, Inc.
5.56% due 03/28/15	750,000	741,248
CPM Holdings, Inc.
6.25% due 08/29/17	398,000	399,743
10.25% due 03/01/18	325,000	326,625
EnviroSolutions Holdings, Inc.
8.00% due 07/29/14	660,281	658,631
Panolam Industries International, Inc.
7.25% due 08/23/17	658,310	655,019
CAMP Systems International, Inc.
10.00% due 11/30/19	500,000	512,500
John Henry Holdings, Inc.
6.00% due 12/06/18	498,750	507,478
Wilsonart International Holding LLC
5.50% due 10/31/19	498,750	505,358
Dematic Group
5.25% due 12/28/19	498,750	503,738
WireCo WorldGroup, Inc.
6.00% due 02/15/17	497,500	502,475
Doncasters Group Ltd.
4.70% due 05/13/16	242,580	242,109
4.20% due 05/15/15	242,580	240,896
Total Safety U.S., Inc.
5.75% due 03/13/20	200,000	201,334
9.25% due 09/13/20	99,750	101,246
Hamilton Sundstrand Corp.
4.00% due 12/13/19	265,335	267,275
Wastequip, Inc.
8.25% due 12/15/17	248,125	249,986
9.00% due 12/15/17	625	630
Hunter Fan Co.
6.50% due 12/20/17	250,000	249,168
SI Organization, Inc.
4.50% due 11/22/16	246,222	245,195
Wyle Services Corp.
5.00% due 03/26/17	223,940	224,921
AWAS Aviation Capital Ltd.
3.50% due 06/10/16	210,824	212,734
DynCorp International, Inc.
6.25% due 07/07/16	105,097	105,859
Total Industrials		47,142,640
TELECOMMUNICATION SERVICES - 9.1%
Alcatel-Lucent USA, Inc.
7.25% due 01/30/19	6,181,750	6,270,335
6.25% due 07/31/16	510,000	516,737
EMI Music Publishing Ltd.
due 06/29/18[1]	5,250,000	5,301,187
Virgin Media Investment Holdings Ltd.
due 02/15/20[1]	5,000,000	4,975,950
Mitel Networks Corp.
7.00% due 02/27/19	3,210,000	3,210,000
Avaya, Inc.
8.00% due 03/31/18	2,991,347	3,008,188
4.78% due 10/26/17	2,987,284	2,816,262
Asurion Corp.
4.50% due 05/24/19	2,293,343	2,316,001
Univision Communications, Inc.
4.45% due 03/31/17	1,083,380	1,087,985
4.75% due 03/01/20	800,000	803,872
Warner Music Group Corp.
5.25% due 11/01/18	1,481,250	1,502,550
Getty Images, Inc.
4.75% due 10/18/19	997,500	1,010,468
WideOpenWest Finance LLC
6.25% due 07/17/18	995,000	1,004,791
Zayo Group LLC
4.75% due 07/02/19	995,000	1,004,383
Syniverse Technologies, Inc.
5.00% due 04/23/19	992,500	999,696

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
FLOATING RATE STRATEGIES FUND

	Face
	Amount	Value

Windstream Corp.
4.00% due 08/08/19	$496,250	$502,766
3.50% due 01/23/20	374,063	377,571
UPC Financing Partnership
3.70% due 12/31/17	825,000	828,919
Level 3 Financing, Inc.
5.25% due 08/01/19	750,000	759,563
Expert Global Solutions, Inc.
8.00% due 04/03/18	741,652	748,607
Tribune Co.
4.00% due 12/31/19	498,750	502,740
Gogo, Inc.
11.25% due 06/21/17	343,438	353,311
ClientLogic Holding Ltd.
7.05% due 01/30/17	250,000	248,908
Telx Group, Inc.
6.25% due 09/25/17	246,264	248,315
MOSAID Technologies, Inc.
8.50% due 12/23/16	231,250	232,406
Total Telecommunication Services		40,631,511
FINANCIALS - 6.2%
iStar Financial, Inc.
4.50% due 10/15/17	2,450,841	2,469,982
7.00% due 03/19/17	2,133,333	2,271,338
5.25% due 03/19/16	128,557	129,810
Topaz Power Holdings LLC
5.25% due 02/26/20	3,990,000	4,049,849
AmWINS Group, Inc.
5.00% due 09/06/19	4,000,000	4,043,760
Intertrust Group Holding SA
due 01/30/20[1]	3,000,000	3,000,000
First Advantage Corp.
6.25% due 02/28/19	3,000,000	2,994,390
Duff & Phelps LLC
due 03/14/20[1]	2,200,000	2,220,636
USI Holdings Corp.
5.25% due 12/27/19	1,995,000	2,014,950
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	748,125	760,753
9.25% due 06/10/20	250,000	255,938
Alixpartners LLP
4.50% due 06/28/19	744,384	749,498
Ocwen Financial Corp.
5.00% due 02/15/18	500,000	508,125
American Capital Ltd.
5.50% due 08/22/16	500,000	507,500
Confie seguros Holding II Co.
6.50% due 11/09/18	498,750	501,244
Nuveen Investments, Inc.
8.25% due 02/28/19	400,000	408,752
Genpact International, Inc.
4.25% due 08/30/19	249,375	252,804
HarbourVest Partners LLC
4.75% due 11/21/17	240,179	240,479
Hamilton Lane Advisors LLC
5.25% due 02/23/18	237,500	238,688
Total Financials		27,618,496
CONSUMER STAPLES - 4.9%
HJ Heinz Co.
due 03/27/20[1]	7,000,000	7,059,291
AdvancePierre Foods, Inc.
5.75% due 07/10/17	2,000,000	2,025,500
9.50% due 10/02/17	1,000,000	1,027,500
Hostess Brands, Inc.
due 03/12/20[1]	2,800,000	2,863,000
U.S. Foodservice, Inc.
5.75% due 03/31/17	2,229,490	2,256,089
Arctic Glacier USA, Inc.
8.50% due 07/27/18	1,997,528	2,027,491
Grocery Outlet, Inc.
7.00% due 12/17/18	1,745,625	1,752,904
8.11% due 12/17/18	4,375	4,393
Rite Aid Corp.
5.75% due 08/21/20	1,200,000	1,242,000
Pinnacle Foods Finance LLC
4.75% due 10/17/18	990,000	999,593
Acosta, Inc.
5.00% due 03/02/18	749,500	758,636
Total Consumer Staples		22,016,397
HEALTH CARE - 4.8%
PRA International
6.50% due 12/10/17	3,050,000	3,091,938
10.50% due 06/10/19	1,050,000	1,060,500
DJO Finance LLC/ DJO Finance Corp.
due 09/29/17[1]	2,600,000	2,634,138
Rural/Metro Corp.
5.75% due 06/30/18	2,472,695	2,483,724
One Call Medical, Inc.
5.50% due 08/19/19	1,770,563	1,782,744
BSN Medical GmbH & Co KG
5.00% due 08/28/19	1,750,000	1,759,625
Sage Products Holdings III LLC
4.25% due 12/13/19	1,450,000	1,459,063
Catalent Pharma Solutions, Inc.
4.25% due 09/15/17	1,190,396	1,199,324
Educate, Inc.
due 06/16/14[1]	903,151	857,994
CHG Healthcare Services, Inc.
5.00% due 11/19/19	740,230	749,483
Generic Drug Holdings, Inc.
5.00% due 10/29/19	650,543	659,488
Ardent Medical Services, Inc.
6.75% due 07/02/18	498,750	507,064
LHP Hospital Group, Inc.
9.00% due 07/03/18	496,250	506,795
Hologic, Inc.
4.50% due 07/19/19	497,500	503,719
IMS Health, Inc.
3.75% due 09/01/17	494,236	499,055

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
FLOATING RATE STRATEGIES FUND

	Face
	Amount	Value

Physiotherapy Associates, Inc.
6.00% due 04/30/18	$496,250	$497,079
7.09% due 04/30/18	1,250	1,252
VWR International LLC
4.20% due 04/03/17	399,000	402,491
Pharmaceutical Product Development, Inc.
4.25% due 12/05/18	246,881	249,555
Grifols SA
4.25% due 06/01/17	245,339	247,513
ConvaTec, Inc.
5.00% due 12/22/16	243,829	247,304
Total Health Care		21,399,848
ENERGY - 2.0%
P2 Energy Solutions, Inc.
6.00% due 11/20/18	3,726,250	3,744,881
10.00% due 05/20/19	500,000	500,000
Varel International Energy Funding Corp.
9.25% due 07/17/17	1,000,000	1,006,670
EquiPower Resources Holdings LLC
5.50% due 12/21/18	930,195	944,148
10.00% due 06/20/19	50,000	51,125
First Reserve Crestwood Holdings LLC
9.75% due 03/26/18	822,303	843,543
El Paso LLC
4.50% due 04/26/19	750,000	759,060
Panda Sherman Power LLC
9.00% due 09/14/18	600,000	606,750
Sheridan Production Partners LP
5.00% due 09/25/19	232,158	233,997
5.00% due 10/01/19	16,592	16,723
EMG Utica LLC
due 03/26/20[1]	210,000	210,788
Total Energy		8,917,685
UTILITIES - 0.7%
Astoria Generating Company
Acquisitions LLC
8.50% due 10/26/17	2,000,000	2,067,500
MRC Global, Inc.
6.25% due 11/08/19	995,000	1,006,194
Total Utilities		3,073,694
MATERIALS - 0.6%
Road Infrastructure Investment LLC
6.25% due 03/30/18	990,000	994,950
DuPont Performance LLC
4.75% due 02/01/20	500,000	506,460
Reynolds Group Hodings, Inc.
4.75% due 09/20/18	498,750	505,658
Kloeckner Pentaplast GmbH & Co. KG
5.75% due 12/21/16	370,119	375,826
Unifrax Corp.
4.25% due 11/28/18	259,281	261,500
Total Materials		2,644,394
Total Senior Floating Rate Interests
(Cost $342,076,313)		346,785,862
ASSET BACKED SECURITIES†† - 12.2%
Highland Park CDO Ltd.
2006-1A, 0.62% due 11/25/51[2,3,4]	5,715,455	4,934,610
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.48% due 11/25/52[2,3,4]	4,119,690	3,767,045
Global Leveraged Capital Credit
Opportunity Fund
2006-1A, 1.30% due 12/20/18[2,3,4]	1,288,000	1,164,221
2006-1A, 0.90% due 12/20/18[2,3,4]	1,000,000	933,180
TCW Global Project Fund III Ltd.
2005-1A, 0.94% due 09/01/17[2,3,4]	1,750,000	1,649,795
2005-1A, 1.14% due 09/01/17[2,3,4]	500,000	433,845
HSI Asset Securitization
Corporation Trust
2007-WF1, 0.37% due 05/25/37[2]	2,188,777	1,997,108
Aerco Ltd.
2000-2A, 0.66% due 07/15/25[2,3,4]	2,415,950	1,810,996
Accredited Mortgage Loan Trust
2006-2, 0.35% due 09/25/36[2]	1,780,308	1,740,042
KKR Financial CLO 2007-1 Corp.
2.54% due 05/15/21[2,3,4]	1,750,000	1,631,324
West Coast Funding Ltd.
2006-1A, 0.42% due 11/02/41[2,3,4]	1,697,180	1,609,317
Rockwall CDO II Ltd.
2007-1A, 0.55% due 08/01/24[2,3,4]	1,740,241	1,601,022
MCF CLO LLC
3.95% due 04/20/23	1,500,000	1,475,655
Black Diamond CLO 2006-1
Luxembourg S.A.
0.99% due 04/29/19[2,3,4]	1,350,000	1,198,219
Stone Tower CDO Ltd.
2004-1A, 1.55% due 01/29/40[2,3,4]	1,250,000	1,177,025
Grayson CLO Ltd.
2006-1A, 0.71% due 11/01/21[2,3,4]	1,200,000	1,036,406
Halcyon Structured Asset Management
Long Secured/Short Unsecured
2007-1 Ltd.
2.60% due 08/07/21[2,3,4]	1,100,000	1,023,418
Airplanes Pass Through Trust
2001-1A, 0.75% due 03/15/19[2]	1,853,077	1,019,192
ARES CLO Ltd.
2013-1A, 0.00% due 04/15/25[3,4]	1,250,000	1,015,625
Telos CLO Ltd.
2013-3A, 4.54% due 01/17/24[2,3,4]	1,050,000	1,002,740
Centurion CDO VII Ltd.
2004-7A, 1.70% due 01/30/16[2,3,4]	1,000,000	996,899
Telos Clo 2007-2 Ltd.
2.50% due 04/15/22[2,3,4]	1,100,000	973,616
Acis CLO 2013-1 Ltd.
4.83% due 04/18/24[2,3,4]	1,000,000	950,550
Churchill Financial Cayman Ltd.
2007-1A, 2.91% due 07/10/19[2,3,4]	1,000,000	934,250
FM Leveraged Capital Fund II
2006-2A, 1.14% due 11/15/20[2,3,4]	1,000,000	929,370
Westchester CLO Ltd.
2007-1A, 0.64% due 08/01/22[2,3,4]	1,000,000	915,037
Gleneagles CLO Ltd.
2005-1A, 0.85% due 11/01/17[2,3,4]	1,000,000	910,313

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
FLOATING RATE STRATEGIES FUND

	Face
	Amount	Value

Liberty CLO Ltd.
2005-1A, 0.80% due 11/01/17[2,3,4]	$1,000,000	$900,448
Knightsbridge CLO
2007-1A, 3.06% due 01/11/22[2,3,4]	500,000	470,375
2007-1A, 5.31% due 01/11/22[2,3,4]	350,000	343,074
GSC Partners Cdo Fund VI Ltd.
2005-6A, 1.15% due 10/23/17[2,3,4]	750,000	729,375
GSC Partners Cdo Fund VII Ltd.
2006-7A, 1.29% due 05/25/20[2,3,4]	750,000	716,746
Genesis Clo 2007-2 Ltd.
4.31% due 01/10/16[2,3,4]	750,000	698,250
Drug Royalty Corporation, Inc.
2012-1, 5.55% due 07/15/24[2,3,4]	636,154	655,382
ACS 2007-1 Pass Through Trust
0.51% due 06/14/37[2,3,4]	631,822	589,995
Aircraft Lease Securitisation Ltd.
2007-1A, 0.46% due 05/10/32[2,3,4]	603,360	577,717
Diversified Asset Securitization
Holdings II, LP
2000-1A, 0.77% due 09/15/35[2,3,4]	594,384	570,555
South Coast Funding V
2004-5A, 0.66% due 08/06/39[2,3,4]	571,311	559,885
Cerberus Offshore Levered I, LP
2012-1A, 6.45% due 11/30/18[2,3,4]	250,000	252,113
2012-1A, 5.20% due 11/30/18[2,3,4]	250,000	251,943
Battalion CLO II Ltd.
2012-2A, 4.30% due 11/15/19[2,3,4]	500,000	500,090
ACA CLO 2007-1 Ltd.
1.25% due 06/15/22[2,3,4]	575,000	497,674
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.54% due 11/14/33[2,3,4]	544,964	485,018
Kennecott Funding Ltd.
2006-1A, 1.11% due 01/13/18[2,3,4]	500,000	473,750
Credit Card Pass-Through Trust
2012-BIZ, due 12/15/49[3,4]	632,848	468,706
Northwind Holdings LLC
2007-1A, 1.07% due 12/01/37[2,3,4]	521,375	458,810
Westwood Cdo I Ltd.
2007-1A, 0.95% due 03/25/21[2,3,4]	500,000	447,550
Pangaea CLO Ltd.
2007-1A, 0.80% due 10/21/21[2,3,4]	500,000	442,614
Zais Investment Grade Limited VI
2004-6A, 1.48% due 07/27/18[2,3,4]	432,328	426,924
Latitude CLO II Corp.
2006-2A, 1.08% due 12/15/18[2,3,4]	500,000	423,695
Structured Asset Receivables
Trust Series 2005-1
0.80% due 01/21/15[2,3,4]	424,475	396,374
Raspro Trust
2005-1A, 0.68% due 03/23/24[2,3,4]	425,629	359,656
OFSI Fund Ltd.
2006-1A, 1.13% due 09/20/19[2,3,4]	370,000	321,411
MKP CBO I Ltd.
2004-3A, 0.94% due 05/08/39[2,3,4]	323,160	316,726
Eastland CLO Ltd.
2007-1A, 0.70% due 05/01/22[2,3,4]	350,000	305,060
Asset Backed Securities Corporation
Home Equity Loan Trust Series
2004-HE8, 1.25% due 12/25/34[2]	350,000	297,801
Hewett’s Island Clo V Ltd.
2006-5A, 0.68% due 12/05/18[2,3,4]	250,000	237,500
RAMP Series 2004-RZ4 Trust
0.75% due 12/25/34[2]	250,000	237,395
ACS 2006-1 Pass Through Trust
0.47% due 06/20/31[2,3,4]	247,214	226,819
CoLTS 2007-1 Corp.
1.08% due 03/20/21[2,3,4]	250,000	205,250
Whitney CLO Ltd.
2004-1A, 2.39% due 03/01/17[2,3,4]	200,000	194,576
Genesis Funding Ltd.
2006-1A, 0.44% due 12/19/32[2,3,4]	199,250	180,401
NewStar Commercial Loan Trust 2006-1
0.55% due 03/30/22[2,3,4]	150,635	146,869
Argent Securities Incorporated
Asset-Backed Pass-Through
Certificates Series 2005-W3
0.54% due 11/25/35[2]	136,469	124,573
Castle Trust
2003-1AW, 0.95% due 05/15/27[2,3,4]	125,780	115,718
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21[3,4]	55,163	53,370
Total Asset Backed Securities
(Cost $51,899,317)		54,491,008
CORPORATE BONDS†† - 10.7%
ENERGY - 4.0%
Legacy Reserves Limited Partnership/
Legacy Reserves Finance Corp.
8.00% due 12/01/20[3,4]	2,750,000	2,846,250
Eagle Rock Energy Partners Limited
Partnership/Eagle Rock Energy
Finance Corp.
8.38% due 06/01/19	2,600,000	2,743,000
Midstates Petroleum Company
Incorporated/Midstates
Petroleum Co LLC
10.75% due 10/01/20[3,4]	2,000,000	2,220,000
Penn Virginia Resource Partners
Limited Partnership/Penn Virginia
Resource Finance Corporation II
8.38% due 06/01/20	2,000,000	2,100,000
Inergy Midstream Limited Partnership/
NRGM Finance Corp.
6.00% due 12/15/20[3,4]	2,000,000	2,080,000
Atlas Pipeline Partners Limited
Partnership/Atlas Pipeline
Finance Corp.
5.88% due 08/01/23[3,4]	2,000,000	1,990,000
BreitBurn Energy Partners Limited
Partnership/BreitBurn
Finance Corp.
7.88% due 04/15/22	1,500,000	1,605,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013
FLOATING RATE STRATEGIES FUND

	Face
	Amount	Value

Magnum Hunter Resources Corp.
9.75% due 05/15/20[3,4]	$1,430,000	$1,501,500
Exterran Holdings, Inc.
7.25% due 12/01/18	750,000	806,250
Exterran Partners Limited Partnership/
EXLP Finance Corp.
6.00% due 04/01/21[3,4]	500,000	498,125
Total Energy		18,390,125
CONSUMER DISCRETIONARY - 2.3%
AmeriGas Finance LLC/AmeriGas
Finance Corp.
7.00% due 05/20/22	3,000,000	3,262,499
ServiceMaster Co.
8.00% due 02/15/20	2,000,000	2,145,000
GRD Holdings III Corp.
10.75% due 06/01/19[3,4]	2,030,000	2,134,038
MCE Finance Ltd.
5.00% due 02/15/21[3,4]	2,000,000	2,020,000
Continental Airlines 2012-2 Class B
Pass Through Trust
5.50% due 10/29/20	400,000	418,000
Atlas Air 1999-1 Class A-1
Pass Through Trust
7.20% due 01/02/19	113,862	116,139
WMG Acquisition Corp.
11.50% due 10/01/18	50,000	58,688
Seminole Hard Rock Entertainment, Inc.
2.78% due 03/15/14[2,3,4]	20,000	19,950
Total Consumer Discretionary		10,174,314
MATERIALS - 1.7%
TPC Group, Inc.
8.75% due 12/15/20[3,4]	2,000,000	2,085,000
APERAM
7.75% due 04/01/18[3,4]	2,000,000	1,990,000
Mirabela Nickel Ltd.
8.75% due 04/15/18[3,4]	2,000,000	1,825,000
Unifrax I LLC/Unifrax Holding Co.
7.50% due 02/15/19[3,4]	1,525,000	1,570,750
Total Materials		7,470,750
FINANCIALS - 1.3%
Wilton Re Finance LLC
5.88% due 03/30/33[2,3,4]	2,750,000	2,777,728
Nationstar Mortgage LLC/
Nationstar Capital Corp.
6.50% due 07/01/21[3,4]	2,000,000	2,085,000
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[3,4]	950,000	969,000
LCP Dakota Fund
10.00% due 08/17/15[3]	38,400	38,421
Total Financials		5,870,149
CONSUMER STAPLES - 0.7%
Central Garden and Pet Co.
8.25% due 03/01/18	2,000,000	2,060,000
Vector Group Ltd.
7.75% due 02/15/21[3,4]	1,000,000	1,052,500
Total Consumer Staples		3,112,500
HEALTH CARE - 0.5%
Apria Healthcare Group, Inc.
12.38% due 11/01/14	1,950,000	1,989,000
11.25% due 11/01/14	250,000	257,500
Total Health Care		2,246,500
TELECOMMUNICATION SERVICES - 0.2%
Sitel LLC/Sitel Finance Corp.
11.00% due 08/01/17[3,4]	670,000	708,525
Total Corporate Bonds
(Cost $47,637,552)		47,972,863
COLLATERALIZED MORTGAGE OBLIGATION†† - 0.4%
Nomura Resecuritization Trust 2012-1R
0.67% due 08/27/47[2,3,4]	2,073,801	1,887,158
Total Collateralized Mortgage Obligation
(Cost $1,757,637)		1,887,158
Total Investments - 100.8%
(Cost $443,370,819)		$451,136,891
Other Assets & Liabilities, net - (0.8)%		(3,372,922)
Total Net Assets - 100.0%		$447,763,969

††	Value determined based on Level 2 inputs — See Note 4.
[1]	Securities with no rates were unsettled at March 28, 2013.
[2]	Variable rate security. Rate indicated is rate effective at March 28, 2013.
[3]	Security was acquired through a private placement.
[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $79,859,766 (cost $77,037,156), or 17.8% of total net assets.
plc — Public Limited Company

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

March 28, 2013

Assets
Investments, at value
(cost $443,370,819)	$451,136,891
Cash	97,355,331
Prepaid expenses	62,267
Receivables:
Fund shares sold	10,864,690
Securities sold	9,066,152
Interest	2,000,631
Investment advisor	26,486
Total assets	570,512,448
Liabilities:
Reverse Repurchase Agreements	7,400,877
Unfunded loan commitments, at value (commitment fees received $317,625)	295,540
Payable for:
Securities purchased	113,978,087
Fund shares redeemed	500,726
Management fees	204,034
Distribution and service fees	78,298
Fund accounting/administration fees	29,820
Transfer agent/maintenance fees	13,408
Directors’ fees*	604
Miscellaneous	247,085
Total liabilities	122,748,479
Net assets	$447,763,969
Net assets consist of:
Paid in capital	$439,578,324
Accumulated net investment loss	(17,344)
Accumulated net realized gain on investments	414,832
Net unrealized appreciation on investments	7,788,157
Net assets	$447,763,969
A-Class:
Net assets	$191,099,576
Capital shares outstanding	7,138,483
Net asset value per share	$26.77
Maximum offering price per share (Net asset value divided by 95.25%)	$28.10
C-Class:
Net assets	$63,563,852
Capital shares outstanding	2,375,543
Net asset value per share	$26.76
Institutional Class:
Net assets	$193,100,541
Capital shares outstanding	7,207,999
Net asset value per share	$26.79

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended March 28, 2013

Investment Income:
Interest	$7,227,486
Total investment income	7,227,486

Expenses:
Management fees	734,710
Transfer agent/maintenance fees:
A-Class	44,701
C-Class	12,220
Institutional Class	2,701
Distribution and service fees:
A-Class	99,062
C-Class	194,435
Fund accounting/administration fees	107,379
Short interest expense	49,216
Custodian fees	18,983
Directors’ fees*	6,886
Miscellaneous	107,658
Total expenses	1,377,951
Less:
Expenses waived by Advisor	(75,499)
Expenses waived by Transfer Agent
A-Class	(44,212)
C-Class	(11,757)
Institutional Class	(2,279)
Expenses waived by Distributor
A-Class	(5,354)
C-Class	(2,192)
Total expenses waived	(141,293)
Net expenses	1,236,658
Net investment income	5,990,828

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	567,451
Net realized gain	567,451
Net change in unrealized appreciation (depreciation) on:
Investments	5,639,720
Unfunded loan commitments	22,085
Net change in unrealized appreciation (depreciation)	5,661,805
Net realized and unrealized gain	6,229,256
Net increase in net assets resulting from operations	$12,220,084

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

FLOATING RATE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Period Ended
	2013	September 30,
	(Unaudited)	2012[a]
Increase (Decrease) In Net Assets From Operations:
Net investment income	$5,990,828	$2,962,318
Net realized gain on investments	567,451	256,965
Net change in unrealized appreciation (depreciation) on investments	5,661,805	2,126,352
Net increase in net assets resulting from operations	12,220,084	5,345,635

Distributions to shareholders from:
Net investment income
A-Class	(2,113,533)	(589,604)
C-Class	(894,875)	(300,998)
Institutional Class	(3,007,625)	(2,064,174)
Net realized gains
A-Class	(132,969)	—
C-Class	(75,574)	—
Institutional Class	(201,041)	—
Total distributions to shareholders	(6,425,617)	(2,954,776)

Capital share transactions:
Proceeds from sale of shares
A-Class	152,037,097	48,021,565
C-Class	40,572,327	25,439,217
Institutional Class	160,026,017	78,198,852
Distributions reinvested
A-Class	1,757,986	500,768
C-Class	834,688	285,952
Institutional Class	2,760,904	1,805,957
Cost of shares redeemed
A-Class	(8,910,501)	(4,811,200)
C-Class	(3,195,610)	(1,616,032)
Institutional Class	(44,642,604)	(9,486,740)
Net increase from capital share transactions	301,240,304	138,338,339
Net increase in net assets	307,034,771	140,729,198

Net assets:
Beginning of period	140,729,198	—
End of period	$447,763,969	$140,729,198
Accumulated/(Undistributed) net investment loss/(income) at end of period	$(17,344)	$7,861

Capital share activity:
Shares sold
A-Class	5,715,333	1,859,907
C-Class	1,531,097	985,233
Institutional Class	6,032,940	3,058,746
Shares issued from reinvestment of distributions
A-Class	66,265	19,365
C-Class	31,516	11,068
Institutional Class	104,023	70,100
Shares redeemed
A-Class	(335,435)	(186,952)
C-Class	(120,678)	(62,693)
Institutional Class	(1,692,885)	(364,925)
Net increase in shares	11,332,176	5,389,849

a Since commencement of operations: November 30, 2011.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 28,	September 30,
A-Class	2013[a]	2012[b]
Per Share Data
Net asset value, beginning of period	$26.10	$25.00
Income (loss) from investment operations:
Net investment income[c]	.69	1.09
Net gain on investments (realized and unrealized)	.76	.97
Total from investment operations	1.45	2.06
Less distributions from:
Net investment income	(.72)	(.96)
Net realized gains	(.06)	—
Total distributions	(.78)	(.96)
Net asset value, end of period	$26.77	$26.10

Total Return[e]	5.62%	8.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$191,100	$44,175
Ratios to average net assets:
Net investment income	5.31%	5.13%
Total expenses	1.27%	1.39%
Net expenses[d,f]	1.08%	1.06%
Portfolio turnover rate	24%	61%

	Period Ended	Period Ended
	March 28,	September 30,
C-Class	2013[a]	2012[b]
Per Share Data
Net asset value, beginning of period	$26.09	$25.00
Income (loss) from investment operations:
Net investment income[c]	.60	.93
Net gain on investments (realized and unrealized)	.75	.98
Total from investment operations	1.35	1.91
Less distributions from:
Net investment income	(.62)	(.82)
Net realized gains	(.06)	—
Total distributions	(.68)	(.82)
Net asset value, end of period	$26.76	$26.09

Total Return[e]	5.23%	7.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,564	$24,358
Ratios to average net assets:
Net investment income	4.58%	4.36%
Total expenses	1.97%	2.06%
Net expenses[d,f]	1.83%	1.80%
Portfolio turnover rate	24%	61%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 28,	September 30,
Institutional Class	2013[a]	2012[b]
Per Share Data
Net asset value, beginning of period	$26.12	$25.00
Income (loss) from investment operations:
Net investment income[c]	.73	1.10
Net gain on investments (realized and unrealized)	.75	1.02
Total from investment operations	1.48	2.12
Less distributions from:
Net investment income	(.75)	(1.00)
Net realized gains	(.06)	—
Total distributions	(.81)	(1.00)
Net asset value, end of period	$26.79	$26.12

Total Return[e]	5.74%	8.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$193,101	$72,197
Ratios to average net assets:
Net investment income	5.54%	5.16%
Total expenses	0.91%	0.99%
Net expenses[d,f]	0.84%	0.80%
Portfolio turnover rate	24%	61%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income per share was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after expense waivers, and may include interest expense.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Excluding interest expense, the operating expense ratios for the periods presented would be:

	3/28/13	9/30/12
A-Class	1.03%	1.01%
C-Class	1.78%	1.76%
Institutional Class	0.80%	0.77%

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (unaudited)	March 28, 2013

HIGH YIELD FUND

OBJECTIVE:  Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	August 5, 1996
B-Class	August 5, 1996
C-Class	May 1, 2000
Institutional Class	July 11, 2008

Portfolio Composition by Quality Rating*
Fixed Income Instruments
CCC+	17.3%
B-	15.5%
B	15.2%
BB	14.4%
B+	12.9%
BB-	8.1%
CCC	5.3%
Other-Investment Grade	5.1%
Other-Non-Investment Grade	4.0%
Other Instruments
Common Stock	1.4%
Warrants	0.6%
Preferred Stocks	0.2%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
HIGH YIELD FUND

	Shares	Value

COMMON STOCKS† - 1.4%

Consumer Discretionary - 0.9%
Sonic Automotive, Inc. — Class A	15,103	$334,682
New Young Broadcasting
Holding Co.*,††,1	63	226,801
Metro-Goldwyn-Mayer, Inc.*,†††	7,040	225,280
Total Consumer Discretionary		786,763
Energy - 0.3%
Stallion Oilfield Holdings Ltd.*,†††,1	8,257	330,280
Financials - 0.2%
CIT Group, Inc.*	4,569	198,660
Leucadia National Corp.	81	2,222
Total Financials		200,882
Consumer Staples - 0.0%
Crimson Wine Group Ltd.*	8	74
Total Common Stocks
(Cost $797,331)		1,317,999
PREFERRED STOCKS††† - 0.1%
Medianews Group, Inc.*,1	11,074	138,425
U.S. Shipping Corp.*,1	14,718	3,680
Total Preferred Stocks
(Cost $535,573)		142,105
WARRANTS†† - 0.6%
New Young Broadcasting Holding Co.
12/24/24*	171	615,600
Reader’s Digest Association, Inc.
02/19/14*,†††,1	319	3
Total Warrants
(Cost $333,450)		615,603

	Face
	Amount
CORPORATE BONDS†† - 83.5%
Consumer Discretionary - 26.6%
Caesars Entertainment Operating
Company, Inc.
9.00% due 02/15/20[2,3]	$1,750,000	1,760,938
10.00% due 12/15/18	500,000	340,625
Travelport LLC
9.88% due 09/01/14	2,000,000	2,009,999
VWR Funding, Inc.
10.75% due 06/30/17[2,3]	1,903,231	1,991,255
Rural/Metro Corp.
10.13% due 07/15/19[2,3]	1,500,000	1,508,750
AmeriGas Finance LLC/
AmeriGas Finance Corp.
7.00% due 05/20/22	1,150,000	1,250,625
MDC Partners, Inc.
6.75% due 04/01/20[2,3]	1,200,000	1,212,000
WMG Acquisition Corp.
11.50% due 10/01/18	750,000	880,313
6.00% due 01/15/21[2,3]	300,000	314,250
Laureate Education, Inc.
9.25% due 09/01/19[2,3]	1,000,000	1,111,250
Wolverine World Wide, Inc.
6.13% due 10/15/20[2,3]	1,000,000	1,061,250
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[2,3]	1,000,000	1,046,250
Dufry Finance SCA
5.50% due 10/15/20[2,3]	1,000,000	1,037,534
Southern Graphics, Inc.
8.38% due 10/15/20[2,3]	1,000,000	1,035,000
Sabre, Inc.
8.50% due 05/15/19[2,3]	950,000	1,030,750
Royal Caribbean Cruises Ltd.
5.25% due 11/15/22	1,000,000	1,012,500
Continental Airlines 2012-2
Class B Pass Through Trust
5.50% due 10/29/20	950,000	992,750
Burlington Coat Factory
Warehouse Corp.
10.00% due 02/15/19	775,000	860,250
GRD Holdings III Corp.
10.75% due 06/01/19[2,3]	745,000	783,181
Catalent Pharma Solutions, Inc.
7.88% due 10/15/18[2,3]	750,000	760,313
Snoqualmie Entertainment Authority
9.13% due 02/01/15[2,3]	637,000	637,000
Stanadyne Corp.
10.00% due 08/15/14	500,000	496,875
INTCOMEX, Inc.
13.25% due 12/15/14	480,000	494,400
Suburban Propane Partners Limited
Partnership/Suburban Energy
Finance Corp.
7.38% due 08/01/21	211,000	232,628
7.50% due 10/01/18	168,000	182,280
ServiceMaster Co.
7.00% due 08/15/20[2,3]	275,000	284,625
8.00% due 02/15/20	100,000	107,250
American Standard Americas
10.75% due 01/15/16[2,3]	360,000	373,500
MCE Finance Ltd.
5.00% due 02/15/21[2,3]	200,000	202,000
Brown Shoe Company, Inc.
7.13% due 05/15/19	100,000	105,500
Stanadyne Holdings, Inc.
11.99% due 02/15/15[4]	100,000	70,250
Total Consumer Discretionary		25,186,091
ENERGY - 15.7%
Bill Barrett Corp.
7.00% due 10/15/22	750,000	785,625
7.63% due 10/01/19	405,000	430,313
Exterran Holdings, Inc.
7.25% due 12/01/18	1,065,000	1,144,875

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
High Yield Fund

	Face
	Amount	Value

Midstates Petroleum Company
Incorporated/Midstates
Petroleum Co LLC
10.75% due 10/01/20[2,3]	$1,000,000	$1,109,999
Hiland Partners Limited Partnership/
Hiland Partners Finance Corp.
7.25% due 10/01/20[2,3]	1,000,000	1,092,500
Bristow Group, Inc.
6.25% due 10/15/22	1,000,000	1,080,000
BreitBurn Energy Partners Limited
Partnership/BreitBurn
Finance Corp.
7.88% due 04/15/22	1,000,000	1,070,000
Penn Virginia Resource Partners
Limited Partnership/Penn
Virginia Resource Finance Corp.
8.25% due 04/15/18	1,000,000	1,060,000
Eagle Rock Energy Partners Limited
Partnership/Eagle Rock Energy
Finance Corp.
8.38% due 06/01/19	1,000,000	1,055,000
Atlas Pipeline Partners Limited
Partnership/Atlas Pipeline
Finance Corp.
6.63% due 10/01/20[2,3]	1,000,000	1,042,500
Crestwood Midstream Partners
Limited Partnership/Crestwood
Midstream Finance Corp.
7.75% due 04/01/19	1,000,000	1,042,500
SandRidge Energy, Inc.
7.50% due 03/15/21	1,000,000	1,040,000
Magnum Hunter Resources Corp.
9.75% due 05/15/20[2,3]	705,000	740,250
Tesoro Logistics Limited Partnership/
Tesoro Logistics Finance Corp.
5.88% due 10/01/20[2,3]	700,000	738,500
Legacy Reserves Limited Partnership/
Legacy Reserves Finance Corp.
8.00% due 12/01/20[2,3]	465,000	481,275
SM Energy Co.
6.50% due 11/15/21	350,000	382,375
Access Midstream Partners Limited
Partnership/ACMP Finance Corp.
4.88% due 05/15/23	275,000	271,563
Exterran Partners Limited Partnership/
EXLP Finance Corp.
6.00% due 04/01/21[2,3]	125,000	124,531
SESI LLC
7.13% due 12/15/21	100,000	111,875
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	100,000	106,750
Chesapeake Oilfield Operating LLC/
Chesapeake Oilfield Finance, Inc.
6.63% due 11/15/19[2,3]	45,000	46,350
SemGroup, LP
8.75% due 11/15/15†††,1	1,300,000	—
Total Energy		14,956,781
Financials - 10.4%
Nelnet, Inc.
3.66% due 09/29/36[5]	5,080,000	3,771,900
Nuveen Investments, Inc.
9.13% due 10/15/17[2,3]	1,200,000	1,239,000
Nationstar Mortgage LLC/
Nationstar Capital Corp.
7.88% due 10/01/20[2,3]	1,000,000	1,105,000
Lancashire Holdings Ltd.
5.70% due 10/01/22[2,3]	1,000,000	992,025
Kennedy-Wilson, Inc.
8.75% due 04/01/19[2,3]	815,000	880,200
Wilton Re Finance LLC
5.88% due 03/30/33[2,3,5]	650,000	656,554
Rabobank Capital Funding Trust II
5.26% due 12/31/49[2,3,5,6]	500,000	501,500
Oxford Finance LLC/Oxford Finance
Company-Issuer, Inc.
7.25% due 01/15/18[2,3]	275,000	285,313
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[2,3]	250,000	255,000
Jefferies Finance LLC/JFIN
Company-Issuer Corp.
7.38% due 04/01/20[2,3]	200,000	203,500
Total Financials		9,889,992
CONSUMER STAPLES - 6.9%
American Achievement Corp.
10.88% due 04/15/16[2,3]	1,950,000	1,891,500
US Foods, Inc.
8.50% due 06/30/19[2,3]	1,065,000	1,130,230
Bumble Bee Holdco SCA
9.63% due 03/15/18[2,3]	900,000	936,000
Hawk Acquisition Sub, Inc.
4.25% due 10/15/20[2,3]	630,000	630,788
Harbinger Group, Inc.
7.88% due 07/15/19[2,3]	540,000	569,700
Spectrum Brands Escrow Corp.
6.63% due 11/15/22[2,3]	500,000	542,500
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2,3]	244,000	268,400
ARAMARK Corp.
5.75% due 03/15/20[2,3]	225,000	230,063
Vector Group Ltd.
7.75% due 02/15/21[2,3]	185,000	194,713
Armored Autogroup, Inc.
9.25% due 11/01/18	200,000	178,500
Total Consumer Staples		6,572,394
Telecommunication Services - 6.7%
Avaya, Inc.
10.13% due 11/01/15	1,210,000	1,206,975
9.75% due 11/01/15	600,000	598,500
Zayo Group LLC/Zayo Capital, Inc.
10.13% due 07/01/20	1,000,000	1,177,499
CyrusOne Limited Partnership/
CyrusOne Finance Corp.
6.38% due 11/15/22[2,3]	1,000,000	1,047,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
High Yield Fund

	Face
	Amount	Value

Griffey Intermediate Incorporated/
Griffey Finance Sub LLC
7.00% due 10/15/20[2,3]	$1,000,000	$1,020,000
CommScope, Inc.
8.25% due 01/15/19[2,3]	250,000	271,250
Clearwire Communications LLC/
Clearwire Finance, Inc.
12.00% due 12/01/15[2,3]	250,000	269,688
Baker & Taylor Acquisitions Corp.
15.00% due 04/01/17[2,3]	330,000	254,100
Sitel LLC/Sitel Finance Corp.
11.00% due 08/01/17[2,3]	215,000	227,363
Lynx I Corp.
5.38% due 04/15/21[2,3]	215,000	223,600
Cogent Communications Group, Inc.
8.38% due 02/15/18[2,3]	100,000	110,750
Total Telecommunication Services		6,407,225
MATERIALS - 5.4%
APERAM
7.75% due 04/01/18[2,3]	1,100,000	1,094,499
Reynolds Group Issuer Incorporated/
Reynolds Group Issuer LLC/
Reynolds Group Issuer Lu
5.75% due 10/15/20	1,000,000	1,018,750
IAMGOLD Corp.
6.75% due 10/01/20[2,3]	1,000,000	962,500
Clearwater Paper Corp.
4.50% due 02/01/23[2,3]	675,000	661,500
TPC Group, Inc.
8.75% due 12/15/20[2,3]	490,000	510,825
Eldorado Gold Corp.
6.13% due 12/15/20[2,3]	425,000	440,938
Mirabela Nickel Ltd.
8.75% due 04/15/18[2,3]	335,000	305,688
Kraton Polymers LLC/
Kraton Polymers Capital Corp.
6.75% due 03/01/19	100,000	104,000
Total Materials		5,098,700
INDUSTRIALS - 4.6%
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21	1,250,000	1,359,375
FTI Consulting, Inc.
6.00% due 11/15/22[2,3]	787,500	832,781
CEVA Group plc
8.38% due 12/01/17[2,3]	750,000	772,500
Thermadyne Holdings Corp.
9.00% due 12/15/17	700,000	763,000
Alion Science & Technology Corp.
10.25% due 02/01/15	1,000,000	560,000
Briggs & Stratton Corp.
6.88% due 12/15/20	100,000	112,000
Total Industrials		4,399,656
Information Technology - 4.3%
First Data Corp.
8.75% due 01/15/22[2,3]	1,050,000	1,110,374
ViaSat, Inc.
6.88% due 06/15/20	1,000,000	1,072,500
IAC
4.75% due 12/15/22[2,3]	395,000	386,112
Stratus Technologies Bermuda
Limited/Stratus Technologies, Inc.
12.00% due 03/29/15	375	383,906
Equinix, Inc.
5.38% due 04/01/23	205,000	207,563
4.88% due 04/01/20	150,000	151,125
IMS Health, Inc.
6.00% due 11/01/20[2,3]	275,000	286,688
Brocade Communications Systems, Inc.
4.63% due 01/15/23[2,3]	275,000	266,063
Aspect Software, Inc.
10.63% due 05/15/17	195,000	195,000
Total Information Technology		4,059,331
Health Care - 2.9%
Apria Healthcare Group, Inc.
11.25% due 11/01/14	900,000	926,999
12.38% due 11/01/14	700,000	714,000
Physiotherapy Associates Holdings, Inc.
11.88% due 05/01/19[2,3]	815,000	784,438
Symbion, Inc.
11.00% due 08/23/15	317,628	324,775
Total Health Care		2,750,212
Total Corporate Bonds
(Cost $76,942,151)		79,320,382
SENIOR FLOATING RATE INTERESTS†† - 14.1%
Consumer Discretionary - 4.8%
Transtar Industries, Inc.
9.75% due 10/09/19	1,000,000	1,024,999
GCA Services Group, Inc.
9.25% due 11/01/20	1,000,000	1,000,000
Intrawest ULC
7.00% due 12/03/17	750,000	763,598
Endurance International Group, Inc.
10.25% due 05/09/20	750,000	753,285
FleetPride, Inc.
9.25% due 05/15/20	400,000	400,000
Sirva Worldwide, Inc.
due 03/22/19[7]	400,000	394,000
Edmentum, Inc.
due 05/17/18[7]	250,000	250,625
Total Consumer Discretionary		4,586,507
Information Technology - 3.5%
Go Daddy Operating Company LLC
4.25% due 12/17/18	997,475	1,001,424
SumTotal Systems, Inc.
6.25% due 11/16/18	997,500	996,882
7.25% due 11/16/18	2,500	2,498

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013
High Yield Fund

	Face
	Amount	Value

Wall Street Systems Holdings, Inc.
9.25% due 10/25/20	$500,000	$502,500
Associated Partners
6.70% due 12/21/15	500,000	488,576
Avaya, Inc.
8.00% due 03/31/18	300,000	301,689
Total Information Technology		3,293,569
ENERGY - 1.2%
Varel International Energy Funding Corp.
9.25% due 07/17/17	750,000	755,003
Panda Sherman Power LLC
9.00% due 09/14/18	425,000	429,781
Total Energy		1,184,784
FINANCIALS - 1.1%
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	800,000	819,000
First Advantage Corp.
6.25% due 02/28/19	250,000	249,533
Total Financials		1,068,533
UTILITIES - 1.1%
Astoria Generating Company
Acquisitions LLC
8.50% due 10/26/17	1,000,000	1,033,750
CONSUMER STAPLES - 1.1%
AdvancePierre Foods, Inc.
9.50% due 10/02/17	1,000,000	1,027,500
HEALTH CARE - 0.8%
One Call Medical, Inc.
5.50% due 08/19/19	598,500	602,618
PRA International
10.50% due 06/10/19	170,000	171,700
Total Health Care		774,318
INDUSTRIALS - 0.4%
Panolam Industries International, Inc.
7.25% due 08/23/17	235,111	233,935
Sabre, Inc.
5.25% due 02/19/19	111,422	112,813
6.25% due 02/19/19	279	283
Total Industrials		347,031
TELECOMMUNICATION SERVICES - 0.1%
MediaNews Group, Inc
8.49% due 03/19/14	48,037	47,827
Total Senior Floating Rate Interests
(Cost $13,004,934)		13,363,819
CONVERTIBLE BONDS†† - 0.8%
ENERGY - 0.8%
USEC, Inc.
3.00% due 10/01/14	2,200,000	748,000
Total Convertible Bonds
(Cost $1,999,069)		748,000
Total Investments - 100.5%
(Cost $93,612,508)		$95,507,908
Other Assets & Liabilities, net - (0.5)%		(477,920)
Total Net Assets - 100.0%		$95,029,988

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs, unless otherwise noted — See Note 4.
[1]	Illiquid security.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $45,876,894 (cost $44,205,346), or 48.3% of total net assets.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	Variable rate security. Rate indicated is rate effective at March 28, 2013.
[6]	Perpetual maturity.
[7]	Securities with no rates were unsettled at March 28, 2013. plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

High Yield Fund

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

March 28, 2013

Assets:
Investments, at value
(cost $93,612,508)	$95,507,908
Prepaid expenses	41,416
Receivables:
Interest	2,034,743
Securities sold	309,381
Fund shares sold	184,279
Investment advisor	15,214
Dividends	378
Other	44,000
Total assets	98,137,319
Liabilities:
Overdraft due to custodian bank	292,135
Unfunded loan commitments, at value
(commitment fees received $12,500)	11,393
Payable for:
Securities purchased	2,381,500
Fund shares redeemed	173,466
Management fees	49,744
Distribution and service fees	23,415
Transfer agent/maintenance fees	13,857
Fund accounting/administration fees	7,876
Directors' fees*	2,767
Miscellaneous	151,178
Total liabilities	3,107,331
Net assets	$95,029,988
Net assets consist of:
Paid in capital	$91,564,156
Undistributed net investment income	649,055
Accumulated net realized gain on investments	876,270
Net unrealized appreciation on investments	1,940,507
Net assets	$95,029,988
A-Class:
Net assets	$67,114,646
Capital shares outstanding	5,568,906
Net asset value per share	$12.05
Maximum offering price per share
(Net asset value divided by 95.25%)	$12.65
B-Class:
Net assets	$2,112,432
Capital shares outstanding	176,471
Net asset value per share	$11.97
C-Class:
Net assets	$10,179,386
Capital shares outstanding	837,955
Net asset value per share	$12.15
Institutional Class:
Net assets	$15,623,524
Capital shares outstanding	1,578,037
Net asset value per share	$9.90

STATEMENT OF

OPERATIONS (Unaudited)

Period Ended March 28, 2013

Investment Income:
Interest	$3,777,064
Dividends	24,561
Total investment income	3,801,625
Expenses:
Management fees	280,109
Transfer agent/maintenance fees:
A-Class	51,643
B-Class	8,855
C-Class	9,746
Institutional Class	1,029
Distribution and service fees:
A-Class	84,292
C-Class	48,543
Fund accounting/administration fees	44,350
Custodian fees	9,037
Directors’ fees*	1,960
Miscellaneous	122,980
Total expenses	662,544
Less:
Expenses waived by Advisor	(97,925)
Net expenses	564,619
Net investment income	3,237,006
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,946,742
Net realized gain	1,946,742
Net change in unrealized appreciation (depreciation) on:
Investments	1,720,991
Unfunded loan commitments	1,107
Net change in unrealized appreciation (depreciation)	1,722,098
Net realized and unrealized gain	3,668,840
Net increase in net assets resulting from operations	$6,905,846

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Period	Year Ended
	2013	January 1, 2012 to	December 31,
	(Unaudited)	September 30, 2012*	2011
Increase (decrease) in net assets from operations:
Net investment income	$3,237,006	$5,278,552	$10,212,289
Net realized gain on investments	1,946,742	1,112,505	5,047,939
Net change in unrealized appreciation (depreciation) on investments	1,722,098	5,766,663	(14,602,419)
Net increase in net assets resulting from operations	6,905,846	12,157,720	657,809

Distributions to shareholders from:
Net investment income
A-Class	(2,787,942)	(3,794,865)	(9,503,356)
B-Class	(94,632)	(136,661)	(321,004)
C-Class	(356,311)	(533,877)	(845,691)
Institutional Class	(658,038)	(502,481)	(794,532)
Net realized gains
A-Class	(1,585,188)	—	(2,023,876)
B-Class	(52,625)	—	(65,464)
C-Class	(230,586)	—	(184,870)
Institutional Class	(428,291)	—	(219,881)
Total distributions to shareholders	(6,193,613)	(4,967,884)	(13,958,674)

Capital share transactions:
Proceeds from sale of shares
A-Class	15,710,357	39,677,635	285,417,604
B-Class	247,301	286,690	1,181,854
C-Class	1,682,414	18,502,604	19,628,519
Institutional Class	6,374,043	3,379,837	7,781,891
Redemption fees collected
A-Class	25,797	1,827	—
B-Class	852	63	—
C-Class	3,807	229	—
Institutional Class	5,699	212	—
Distributions reinvested
A-Class	3,966,288	3,390,026	9,482,332
B-Class	140,349	129,805	345,368
C-Class	485,229	467,126	868,523
Institutional Class	629,711	452,903	929,031
Cost of shares redeemed
A-Class	(17,370,327)	(70,694,292)	(371,628,857)
B-Class	(450,958)	(1,218,837)	(3,114,490)
C-Class	(1,146,276)	(18,578,700)	(21,164,791)
Institutional Class	(1,350,652)	(2,332,159)	(2,080,139)
Net increase (decrease) from capital share transactions	8,953,634	(26,535,031)	(72,353,155)
Net increase (decrease) in net assets	9,665,867	(19,345,195)	(85,654,020)

Net assets:
Beginning of period	85,364,121	104,709,316	190,363,336
End of period	$95,029,988	$85,364,121	$104,709,316
Undistributed net investment income at end of period	$649,055	$1,308,972	$1,113,271

* The Fund changed its fiscal year end from December 31 to September 30 in 2012.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended
	March 28,	Period	Year Ended
	2013	January 1, 2012 to	December 31,
	(Unaudited)	September 30, 2012*	2011
Capital share activity:
Shares sold
A-Class	14,713,463	3,453,045	23,246,028
B-Class	97,232	25,030	93,178
C-Class	215,995	1,600,977	1,596,113
Institutional Class	1,076,825	348,346	701,478
Shares issued from reinvestment of distributions
A-Class	334,756	291,535	788,802
B-Class	11,924	11,222	28,926
C-Class	40,660	39,971	72,096
Institutional Class	64,658	46,960	93,844
Shares redeemed
A-Class	(14,848,999)	(6,111,659)	(29,676,304)
B-Class	(114,511)	(105,354)	(250,564)
C-Class	(171,243)	(1,601,937)	(1,746,185)
Institutional Class	(570,745)	(241,428)	(196,001)
Net increase (decrease) in shares	850,015	(2,243,292)	(5,248,589)

* The Fund changed its fiscal year end from December 31 to September 30 in 2012.

26 | the GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	See Notes to FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	December 31,	December 31,	December 31,	December 31,
A-Class	2013[b]	2012[h]	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$11.95	$11.12	$12.89	$12.07	$7.70	$12.14
Income (loss) from investment operations:
Net investment income[c]	.41	.58	.87	.96	.90	.90
Net gain (loss) on investments (realized and unrealized)	.48	.84	(1.30)	.78	4.30	(4.48)
Total from investment operations	.89	1.42	(.43)	1.74	5.20	(3.58)
Less distributions from:
Net investment income	(.50)	(.59)	(1.07)	(.92)	(.83)	(.86)
Net realized gains	(.29)	—	(.27)	—	—	—
Return of capital	—	—	—	—	(—)[i]	—
Total distributions	(.79)	(.59)	(1.34)	(.92)	(.83)	(.86)
Redemption fees collected	— [d]	— [d]	—	—	—	—
Net asset value, end of period	$12.05	$11.95	$11.12	$12.89	$12.07	$7.70

Total Return[g]	7.72%	12.93%	(3.50%)	14.92%	70.53%	(31.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$67,115	$64,174	$86,041	$172,443	$155,899	$50,299
Ratios to average net assets:
Net investment income	6.95%	7.19%	6.92%	7.69%	8.49%	8.61%
Total expenses	1.38%	1.44%	1.34%	1.28%	1.41%	1.45%
Net expenses[e]	1.17%	1.17%	1.18%	1.14%	1.10%	1.14%
Portfolio turnover rate	49%	55%	102%	77%	53%	29%

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	December 31,	December 31,	December 31,	December 31,
B-Class	2013[a,b]	2012[a,h]	2011[a]	2010[a]	2009[a]	2008[a]
Per Share Data
Net asset value, beginning of period	$11.89	$11.07	$12.84	$12.05	$7.67	$12.09
Income (loss) from investment operations:
Net investment income[c]	.43	.62	.92	1.00	.92	.92
Net gain (loss) on investments (realized and unrealized)	.47	.81	(1.32)	.78	4.30	(4.46)
Total from investment operations	.90	1.43	(.40)	1.78	5.22	(3.54)
Less distributions from:
Net investment income	(.53)	(.61)	(1.10)	(.99)	(.84)	(.88)
Net realized gains	(.29)	—	(.27)	—	—	—
Return of capital	—	—	—	—	(—)[i]	—
Total distributions	(.82)	(.61)	(1.37)	(.99)	(.84)	(.88)
Redemption fees collected	— [d]	— [d]	—	—	—	—
Net asset value, end of period	$11.97	$11.89	$11.07	$12.84	$12.05	$7.67

Total Return[g]	7.86%	13.20%	(3.32%)	15.28%	71.07%	(30.90%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,112	$2,162	$2,777	$4,872	$6,996	$4,089
Ratios to average net assets:
Net investment income	7.19%	7.43%	7.38%	8.01%	9.08%	9.05%
Total expenses	1.81%	1.62%	1.10%	1.04%	1.19%	1.23%
Net expenses[e]	0.92%	0.92%	0.94%	0.89%	0.85%	0.88%
Portfolio turnover rate	49%	55%	102%	77%	53%	29%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	December 31,	December 31,	December 31,	December 31,
C-Class	2013[b]	2012[h]	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.03	$11.20	$12.97	$12.14	$7.73	$12.16
Income (loss) from investment operations:
Net investment income[c]	.37	.56	.79	.87	.83	.83
Net gain (loss) on investments (realized and unrealized)	.48	.80	(1.32)	.79	4.33	(4.49)
Total from investment operations	.85	1.36	.53	1.66	5.16	(3.66)
Less distributions from:
Net investment income	(.44)	(.53)	(.97)	(.83)	(.75)	(.77)
Net realized gains	(.29)	—	(.27)	—	—	—
Return of capital	—	—	—	—	(—)[i]	—
Total distributions	(.73)	(.53)	(1.24)	(.83)	(.75)	(.77)
Redemption fees collected	— [d]	— [d]	—	—	—	—
Net asset value, end of period	$12.15	$12.03	$11.20	$12.97	$12.14	$7.73

Total Return[g]	7.36%	12.33%	(4.30%)	14.07%	69.42%	(31.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,179	$9,054	$7,991	$10,264	$8,048	$5,865
Ratios to average net assets:
Net investment income	6.20%	6.37%	6.32%	6.92%	8.11%	8.45%
Total expenses	2.18%	2.19%	2.08%	2.04%	2.19%	2.28%
Net expenses[e]	1.92%	1.92%	1.94%	1.89%	1.85%	1.87%
Portfolio turnover rate	49%	55%	102%	77%	53%	29%

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	December 31,	December 31,	December 31,	December 31,
Institutional Class	2013[b]	2012[h]	2011	2010	2009	2008[f]
Per Share Data
Net asset value, beginning of period	$9.90	$9.26	$10.96	$10.47	$6.74	$10.00
Income (loss) from investment operations:
Net investment income[c]	.35	.55	.79	.86	.81	.38
Net gain (loss) on investments (realized and unrealized)	.39	.64	(1.12)	.68	3.76	(3.22)
Total from investment operations	.74	1.19	(.33)	1.54	4.57	(2.84)
Less distributions from:
Net investment income	(.45)	(.55)	(1.10)	(1.05)	(.84)	(.42)
Net realized gains	(.29)	—	(.27)	—	—	—
Return of capital	—	—	—	—	(—)[i]	—
Total distributions	(.74)	(.55)	(1.37)	(1.05)	(.84)	(.42)
Redemption fees collected	— [d]	— [d]	—	—	—	—
Net asset value, end of period	$9.90	$9.90	$9.26	$10.96	$10.47	$6.74

Total Return[g]	7.87%	13.17%	(3.30%)	15.33%	71.18%	(28.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,624	$9,974	$7,900	$2,785	$2,649	$811
Ratios to average net assets:
Net investment income	7.26%	7.42%	7.61%	7.99%	8.79%	9.51%
Total expenses	1.00%	1.11%	1.08%	1.02%	1.16%	1.33%
Net expenses[e]	0.92%	0.92%	0.95%	0.89%	0.85%	0.85%
Portfolio turnover rate	49%	55%	102%	77%	53%	29%

[a]	Effective December 31, 2006, B-Class shares ceased charging 12b-1 fees in accordance with FINRA (formerly NASD). Sales cap regulations, per share information reflects this change. This fee will be reinstated when sales reach above the sales cap limit.
[b]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income per share was computed using average shares outstanding throughout the period.
[d]	Redemption fees collected are less than $0.01 per share.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: July 11, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[h]	The fund changed its fiscal year end from December 31 to September 30.
[i]	Distributions from return of capital are less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (unaudited)	March 28, 2013

Macro Opportunities Fund

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	November 30, 2011
C-Class	November 30, 2011
Institutional Class	November 30, 2011

Portfolio Composition by Quality Rating*
Fixed Income Instruments
B+	17.1%
BB-	11.5%
B	8.9%
BBB	7.1%
CCC	6.6%
B-	6.3%
BBB-	6.1%
Other - Investment Grade	27.1%
Other - Non-Investment Grade	5.0%
Other Instruments
Exchange Traded Funds	3.0%
Preferred Stocks	0.7%
Exchange Traded Notes	0.6%
Total Investments	100%

The chart above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 28 , 2013
MACRO OPPORTUNITIES FUND

	Shares	Value

PREFERRED STOCKS† - 0.7%
GSC Partners CDO Fund Limited/GSC
Partners CDO Fund Corp.
due 11/20/16*,1,2,3	5,200	$1,987,804
Reinsurance Group of America, Inc.
6.20% due 09/15/42[1]	70,000	1,906,100
Whitehorse II Ltd.
due 06/15/17*,1,2,3	2,100,000	1,218,000
Total Preferred Stocks
(Cost $4,697,250)		5,111,904
EXCHANGE TRADED FUNDS† - 3.3%
PowerShares DB Gold Fund*,**	257,732	14,041,240
ProShares Ultra Gold*	118,414	9,119,062
iShares MSCI Spain Capped Index Fund	22,730	643,259
Total Exchange Traded Funds
(Cost $24,411,484)		23,803,561
EXCHANGE TRADED NOTES† - 0.7%
iPath S&P 500 VIX Short-Term
Futures ETN*	240,800	4,883,424
Total Exchange Traded Notes
(Cost $4,944,964)		4,883,424

	Face
	Amount
CORPORATE BONDS†† - 43.3%
FINANCIALS - 14.4%
ING US, Inc.
5.50% due 07/15/22[2,3]	$7,400,000	8,187,307
Wilton Re Finance LLC
5.88% due 03/30/33[1,2,3]	5,750,000	5,807,976
Nationstar Mortgage LLC/
Nationstar Capital Corp.
6.50% due 07/01/21[2,3]	3,550,000	3,700,875
7.88% due 10/01/20[2,3]	950,000	1,049,750
9.63% due 05/01/19[2,3]	390,000	444,600
Farmers Exchange Capital
7.05% due 07/15/28[2,3]	4,000,000	5,037,340
Prudential Financial, Inc.
5.63% due 06/15/43[1]	3,800,000	3,933,000
5.88% due 09/15/42[1]	1,000,000	1,065,000
Jefferies Group LLC
5.13% due 01/20/23	2,400,000	2,541,062
6.88% due 04/15/21	1,900,000	2,217,946
First American Financial Corp.
4.30% due 02/01/23	4,100,000	4,266,964
American Tower Trust I
3.07% due 03/15/23[2,3]	4,000,000	4,032,000
Citigroup, Inc.
5.95% due 12/29/49[1,4]	3,800,000	3,942,500
Oxford Finance LLC/Oxford Finance
Company-Issuer, Inc.
7.25% due 01/15/18[2,3]	3,750,000	3,890,624
Macquarie Group Ltd.
6.25% due 01/14/21[2,3]	2,450,000	2,721,999
7.63% due 08/13/19[2,3]	750,000	905,925
Infinity Property & Casualty Corp.
5.00% due 09/19/22	3,405,000	3,537,867
Nuveen Investments, Inc.
9.13% due 10/15/17[2,3]	3,275,000	3,381,438
Kennedy-Wilson, Inc.
8.75% due 04/01/19[2,3]	2,925,000	3,159,000
Nippon Life Insurance Co.
5.00% due 10/18/42[1,2,3]	3,000,000	3,064,722
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[2,3]	2,900,000	2,958,000
Caribbean Development Bank
4.38% due 11/09/27[2,3]	2,800,000	2,783,763
General Electric Capital Corp.
7.13% due 12/15/49[1,4]	2,150,000	2,500,590
Lancashire Holdings Ltd.
5.70% due 10/01/22[2,3]	2,350,000	2,331,260
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	2,200,000	2,257,972
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[2,3]	1,400,000	2,026,538
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[2,3]	1,766,400	1,828,224
StanCorp Financial Group, Inc.
5.00% due 08/15/22	1,750,000	1,814,965
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,2,3]	1,650,000	1,732,500
Carlyle Holdings Finance LLC
3.88% due 02/01/23[2,3]	1,600,000	1,638,862
Hospitality Properties Trust
5.00% due 08/15/22	1,500,000	1,598,405
Jones Lang LaSalle, Inc.
4.40% due 11/15/22	1,500,000	1,543,056
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,400,000	1,480,751
Itau Unibanco Holding S.A./
Cayman Island
5.13% due 05/13/23[2,3]	1,450,000	1,476,825
EPR Properties
5.75% due 08/15/22	1,100,000	1,201,116
City National Bank / Los Angeles CA
5.38% due 07/15/22	1,000,000	1,109,047
CNO Financial Group, Inc.
6.38% due 10/01/20[2,3]	1,000,000	1,063,750
Jefferies Finance LLC/
JFIN Company-Issuer Corp.
7.38% due 04/01/20[2,3]	825,000	839,438
Symetra Financial Corp.
6.13% due 04/01/16[2,3]	750,000	831,312
Blackstone Holdings Finance
Company LLC
4.75% due 02/15/23[2,3]	500,000	551,792
5.88% due 03/15/21[2,3]	200,000	231,824
Ironshore Holdings US, Inc.
8.50% due 05/15/20[2,3]	315,000	360,626
Icahn Enterprises Limited Partnership/
Icahn Enterprises Finance Corp.
7.75% due 01/15/16	250,000	260,313

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
MACRO OPPORTUNITIES FUND

	Face
	Amount	Value

Axis Bank Ltd.
5.13% due 09/05/17[2,3]	$200,000	$212,739
Seminole Indian Tribe of Florida
7.75% due 10/01/17[2,3]	125,000	135,000
Scottrade Financial Services, Inc.
6.13% due 07/11/21[2,3]	125,000	130,048
LCP Dakota Fund
10.00% due 08/17/15[2]	92,000	92,051
Total Financials		101,878,662
CONSUMER DISCRETIONARY - 7.4%
MDC Partners, Inc.
6.75% due 04/01/20[2,3]	8,000,000	8,080,000
11.00% due 11/01/16[2,3]	1,125,000	1,248,750
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	4,230,000	4,695,299
Caesars Entertainment
Operating Company, Inc.
10.00% due 12/15/18	3,350,000	2,282,188
8.50% due 02/15/20	1,385,000	1,367,688
9.00% due 02/15/20[2,3]	710,000	714,438
Laureate Education, Inc.
9.25% due 09/01/19[2,3]	3,211,000	3,568,223
WMG Acquisition Corp.
11.50% due 10/01/18	1,915,000	2,247,731
6.00% due 01/15/21[2,3]	1,150,000	1,204,625
QVC, Inc.
4.38% due 03/15/23[2,3]	2,850,000	2,881,162
GRD Holdings III Corp.
10.75% due 06/01/19[2,3]	2,655,000	2,791,069
MCE Finance Ltd.
5.00% due 02/15/21[2,3]	2,700,000	2,726,999
Expedia, Inc.
5.95% due 08/15/20	2,190,000	2,435,089
Sabre, Inc.
8.50% due 05/15/19[2,3]	2,000,000	2,170,000
AmeriGas Finance LLC/
AmeriGas Finance Corp.
7.00% due 05/20/22	1,450,000	1,576,875
Rural/Metro Corp.
10.13% due 07/15/19[2,3]	1,550,000	1,566,625
Dufry Finance SCA
5.50% due 10/15/20[2,3]	1,300,000	1,348,794
Ceridian Corp.
8.88% due 07/15/19[2,3]	750,000	872,813
11.00% due 03/15/21[2,3]	350,000	375,375
ServiceMaster Co.
7.00% due 08/15/20[2,3]	1,000,000	1,035,000
Wyndham Worldwide Corp.
3.90% due 03/01/23	1,000,000	1,003,270
Southern Graphics, Inc.
8.38% due 10/15/20[2,3]	900,000	931,500
Taylor Morrison Communities
Incorporated/Monarch
Communities Inc.
7.75% due 04/15/20[2,3]	650,000	697,125
Stanadyne Corp.
10.00% due 08/15/14	600,000	596,250
Continental Airlines 2012-2 Class B
Pass Through Trust
5.50% due 10/29/20	500,000	522,500
American Standard Americas
10.75% due 01/15/16[2,3]	500,000	518,750
Whirlpool Corp.
3.70% due 03/01/23	500,000	509,603
Wok Acquisition Corp.
10.25% due 06/30/20[2,3]	465,000	497,550
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[2,3]	450,000	470,813
Lions Gate Entertainment, Inc.
10.25% due 11/01/16[2,3]	415,000	452,869
Mastro’s Restaurants LLC/
RRG Finance Corp.
12.00% due 06/01/17[2,3]	345,298	378,101
DISH DBS Corp.
6.75% due 06/01/21	250,000	277,500
Live Nation Entertainment, Inc.
7.00% due 09/01/20[2,3]	190,000	204,250
INTCOMEX, Inc.
13.25% due 12/15/14	175,000	180,250
Empire Today LLC/Empire Today
Finance Corp.
11.38% due 02/01/17[2,3]	115,000	119,744
Atlas Air 1999-1 Class A-1 Pass
Through Trust
7.20% due 01/02/19	113,862	116,139
Yonkers Racing Corp.
11.38% due 07/15/16[2,3]	100,000	107,250
Total Consumer Discretionary		52,772,207
ENERGY - 4.9%
Eagle Rock Energy Partners Limited
Partnership/Eagle Rock Energy
Finance Corp.
8.38% due 06/01/19	5,050,000	5,327,750
Legacy Reserves Limited Partnership/
Legacy Reserves Finance Corp.
8.00% due 12/01/20[2,3]	5,000,000	5,174,999
Atlas Pipeline Partners Limited
Partnership/Atlas Pipeline
Finance Corp.
5.88% due 08/01/23[2,3]	4,750,000	4,726,250
Exterran Holdings, Inc.
7.25% due 12/01/18	3,950,000	4,246,250
Penn Virginia Resource Partners
Limited Partnership/Penn Virginia
Resource Finance Corporation II
8.38% due 06/01/20	3,750,000	3,937,500
Magnum Hunter Resources Corp.
9.75% due 05/15/20[2,3]	3,020,000	3,171,000
Crestwood Midstream Partners
Limited Partnership/Crestwood
Midstream Finance Corp.
7.75% due 04/01/19[2,3]	1,845,000	1,923,413

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
Macro Opportunities Fund

	Face
	Amount	Value

BreitBurn Energy Partners Limited
Partnership/BreitBurn Finance Corp.
7.88% due 04/15/22	$1,775,000	$1,899,250
SandRidge Energy, Inc.
7.50% due 03/15/21	1,525,000	1,586,000
7.50% due 02/15/23	250,000	259,375
Midstates Petroleum Company
Incorporated/Midstates
Petroleum Co LLC
10.75% due 10/01/20[2,3]	1,000,000	1,110,000
Exterran Partners Limited Partnership/
EXLP Finance Corp.
6.00% due 04/01/21[2,3]	900,000	896,625
Bristow Group, Inc.
6.25% due 10/15/22	500,000	540,000
Penn Virginia Resource Partners
Limited Partnership/Penn Virginia
Resource Finance Corp.
8.25% due 04/15/18	400,000	424,000
Precision Drilling Corp.
6.50% due 12/15/21	125,000	133,438
Total Energy		35,355,850
Materials - 4.4%
TPC Group, Inc.
8.75% due 12/15/20[2,3]	6,150,000	6,411,375
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23[2,3]	5,250,000	5,265,187
Goldcorp, Inc.
3.70% due 03/15/23	4,000,000	4,016,868
IAMGOLD Corp.
6.75% due 10/01/20[2,3]	2,800,000	2,695,000
Clearwater Paper Corp.
4.50% due 02/01/23[2,3]	2,750,000	2,695,000
Eldorado Gold Corp.
6.13% due 12/15/20[2,3]	2,250,000	2,334,375
Mirabela Nickel Ltd.
8.75% due 04/15/18[2,3]	2,448,000	2,233,800
APERAM
7.75% due 04/01/18[2,3]	2,240,000	2,228,800
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,450,000	1,469,862
KGHM International Ltd.
7.75% due 06/15/19[2,3]	500,000	525,000
Unifrax I LLC/Unifrax Holding Co.
7.50% due 02/15/19[2,3]	500,000	515,000
Reynolds Group Issuer Incorporated/
Reynolds Group Issuer LLC/
Reynolds Group Issuer Lu
5.75% due 10/15/20	350,000	356,563
Kaiser Aluminum Corp.
8.25% due 06/01/20	250,000	280,000
Alcoa, Inc.
5.87% due 02/23/22	250,000	267,124
Horsehead Holding Corp.
10.50% due 06/01/17[2,3]	210,000	224,700
Total Materials		31,518,654
Consumer Staples - 3.1%
Hawk Acquisition Sub, Inc.
4.25% due 10/15/20[2,3]	5,920,000	5,927,400
ARAMARK Corp.
5.75% due 03/15/20[2,3]	3,400,000	3,476,500
Vector Group Ltd.
7.75% due 02/15/21[2,3]	2,625,000	2,762,813
US Foods, Inc.
8.50% due 06/30/19[2,3]	2,400,000	2,547,000
Spectrum Brands Escrow Corp.
6.38% due 11/15/20[2,3]	1,200,000	1,288,500
6.63% due 11/15/22[2,3]	1,150,000	1,247,750
Harbinger Group, Inc.
7.88% due 07/15/19[2,3]	1,800,000	1,899,000
Wells Enterprises, Inc.
6.75% due 02/01/20[2,3]	1,000,000	1,055,000
Energizer Holdings, Inc.
4.70% due 05/24/22	750,000	798,167
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2,3]	488,000	536,800
Armored Autogroup, Inc.
9.25% due 11/01/18	400,000	357,000
Central Garden and Pet Co.
8.25% due 03/01/18	325,000	334,750
BI-LO LLC/BI-LO Finance Corp.
9.25% due 02/15/19[2,3]	75,000	81,000
Total Consumer Staples		22,311,680
Information Technology - 2.9%
Stream Global Services, Inc.
11.25% due 10/01/14[2,3]	3,880,000	4,015,800
Equinix, Inc.
5.38% due 04/01/23	2,250,000	2,278,125
4.88% due 04/01/20	1,400,000	1,410,500
First Data Corp.
6.75% due 11/01/20[2,3]	1,950,000	2,032,875
8.75% due 01/15/22[2,3]	300,000	317,250
Aspect Software, Inc.
10.63% due 05/15/17	2,100,000	2,100,000
BMC Software, Inc.
4.25% due 02/15/22	1,750,000	1,765,515
Brocade Communications Systems, Inc.
4.63% due 01/15/23[2,3]	1,750,000	1,693,125
Autodesk, Inc.
3.60% due 12/15/22	1,530,000	1,534,980
IMS Health, Inc.
6.00% due 11/01/20[2,3]	1,400,000	1,459,500
IAC
4.75% due 12/15/22[2,3]	870,000	850,425
ViaSat, Inc.
6.88% due 06/15/20	750,000	804,375
Computer Sciences Corp.
4.45% due 09/15/22	350,000	371,083
Stratus Technologies Bermuda Ltd.
12.00% due 03/29/15	329	336,814
Total Information Technology		20,970,367

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
MACRO OPPORTUNITIES FUND

	Face
	Amount	Value

Industrials - 2.9%
Penske Truck Leasing Company Lp/
PTL Finance Corp.
4.25% due 01/17/23[2,3]	$3,250,000	$3,273,409
4.88% due 07/11/22[2,3]	3,050,000	3,216,407
Princess Juliana International Airport
Operating Company N.V.
5.50% due 12/20/27[2,3]	2,150,000	2,139,250
CEVA Group plc
8.38% due 12/01/17[2,3]	1,755,000	1,807,650
Chicago Bridge & Iron Co.
5.15% due 12/27/22	1,650,000	1,657,970
Marquette Transportation Company/
Marquette Transportation
Finance Corp.
10.88% due 01/15/17	1,400,000	1,498,000
AWAS Aviation Capital Ltd.
7.00% due 10/17/16[2,3]	1,212,000	1,278,660
Dun & Bradstreet Corp.
4.38% due 12/01/22	1,250,000	1,270,839
SBM Baleia Azul Sarl
5.50% due 09/15/27	1,088,120	1,091,972
Embraer S.A.
5.15% due 06/15/22	750,000	816,563
Clean Harbors, Inc.
5.13% due 06/01/21[2,3]	650,000	665,438
International Lease Finance Corp.
7.13% due 09/01/18[2,3]	500,000	587,500
FTI Consulting, Inc.
6.00% due 11/15/22[2,3]	500,000	528,750
Continental Airlines 2009-2 Class B
Pass Through Trust
9.25% due 05/10/17	290,042	324,847
Coleman Cable, Inc.
9.00% due 02/15/18	260,000	281,450
Continental Airlines 2012-1 Class B
Pass Through Trust
6.25% due 04/11/20	200,000	210,000
Thermadyne Holdings Corp.
9.00% due 12/15/17	100,000	109,000
Total Industrials		20,757,705
TELECOMMUNICATION SERVICES - 2.2%
Avaya, Inc.
7.00% due 04/01/19[2,3]	5,175,000	5,058,562
Zayo Group LLC/Zayo Capital, Inc.
10.13% due 07/01/20	1,220,000	1,436,550
8.13% due 01/01/20	400,000	448,000
Univision Communications, Inc.
6.75% due 09/15/22[2,3]	1,500,000	1,620,000
Sitel LLC/Sitel Finance Corp.
11.00% due 08/01/17[2,3]	1,320,000	1,395,900
DISH DBS Corp.
5.88% due 07/15/22	1,250,000	1,310,938
Lynx I Corp.
5.38% due 04/15/21[2,3]	1,250,000	1,300,000
Unitymedia Hessen GmbH &
Company KG/Unitymedia
NRW GmbH
5.50% due 01/15/23[2,3]	1,200,000	1,233,000
Griffey Intermediate Incorporated/
Griffey Finance Sub LLC
7.00% due 10/15/20[2,3]	900,000	918,000
CyrusOne Limited Partnership/
CyrusOne Finance Corp.
6.38% due 11/15/22[2,3]	875,000	916,563
CommScope, Inc.
8.25% due 01/15/19[2,3]	325,000	352,625
Total Telecommunication Services		15,990,138
HEALTH CARE - 1.1%
Apria Healthcare Group, Inc.
12.38% due 11/01/14	4,713,000	4,807,259
11.25% due 11/01/14	1,150,000	1,184,500
Physiotherapy Associates Holdings, Inc.
11.88% due 05/01/19[2,3]	860,000	827,750
Hologic, Inc.
6.25% due 08/01/20[2,3]	750,000	797,813
Symbion, Inc.
8.00% due 06/15/16	350,000	370,125
Physio-Control International, Inc.
9.88% due 01/15/19[2,3]	125,000	140,938
Total Health Care		8,128,385
UTILITIES - 0.0%
AES Corp.
7.38% due 07/01/21	125,000	145,000
FPL Energy National Wind LLC
5.61% due 03/10/24[2,3]	131,891	125,658
Total Utilities		270,658
Total Corporate Bonds
(Cost $301,422,900)		309,954,306
SENIOR FLOATING RATE INTERESTS†† - 29.5%
CONSUMER DISCRETIONARY - 11.2%
Rock Ohio Caesars LLC
due 03/27/19[5]	6,350,000	6,377,812
8.50% due 08/19/17	183,333	188,375
Party City Holdings, Inc.
4.25% due 07/27/19	5,291,000	5,326,555
Landry’s, Inc.
4.75% due 04/24/18	4,688,161	4,723,321
7.50% due 04/24/18	11,839	11,928
Travelport LLC
5.05% due 08/23/15	4,670,000	4,639,365
Sirva Worldwide, Inc.
due 03/22/19[5]	3,900,000	3,841,500
David’s Bridal, Inc.
5.00% due 10/11/19	2,942,625	2,977,907
6.00% due 10/11/19	7,375	7,463
Seven Seas Cruises S de RL LLC
4.75% due 12/21/18	2,518,125	2,546,454
Blue Coat Systems, Inc.
5.75% due 02/15/18	2,487,500	2,504,614

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28 , 2013
MACRO OPPORTUNITIES FUND

	Face
	Amount	Value

BJ's Wholesale Club, Inc.
4.25% due 09/26/19	$2,376,000	$2,396,291
FleetPride, Inc.
5.25% due 11/19/19	1,995,000	2,016,446
9.25% due 05/15/20	250,000	250,000
Rite Aid Corp.
5.18% due 02/21/20	2,200,000	2,223,826
Endurance International Group, Inc.
10.25% due 05/09/20	1,200,000	1,205,256
6.25% due 11/09/19	947,625	952,960
AOT Bedding Super Holdings LLC
5.00% due 10/01/19	2,094,750	2,121,982
6.00% due 10/01/19	5,250	5,318
Avis Budget Car Rental LLC
3.75% due 03/05/20	2,000,000	2,020,420
Bright Horizons Family Solutions, Inc.
4.00% due 01/30/20	1,994,937	2,009,899
5.25% due 01/30/20	5,063	5,101
Transtar Industries, Inc.
9.75% due 10/09/19	1,050,000	1,076,250
5.50% due 10/09/18	895,500	904,455
RGIS Services LLC
5.50% due 10/18/17	1,637,594	1,653,970
4.53% due 10/18/16	248,120	248,741
ARAMARK Corp.
4.00% due 08/22/19	1,800,000	1,815,732
HD Supply, Inc.
4.50% due 10/12/17	1,649,250	1,664,374
TI Auotomotive Ltd.
due 03/27/19[5]	1,650,000	1,662,375
Southern Graphics, Inc.
5.00% due 10/17/19	1,645,875	1,662,334
California Pizza Kitchen, Inc.
due 04/15/18[5]	1,600,000	1,596,000
Equinox Fitness
5.50% due 01/31/20	1,500,000	1,524,375
Guitar Center, Inc.
5.54% due 04/09/17	1,497,884	1,486,965
Sutherland Global Services, Inc.
7.25% due 03/06/19	1,500,000	1,481,250
First Advantage Corp.
10.50% due 08/28/19	1,400,000	1,386,000
Jacobs Entertainment, Inc.
6.25% due 10/29/18	1,243,750	1,251,523
Caesars Entertainment Corp.
5.45% due 01/28/18	1,250,000	1,156,950
Ollie’s Holdings, Inc.
5.25% due 09/28/19	897,600	902,088
6.25% due 09/28/19	150	151
GCA Services Group, Inc.
9.25% due 11/01/20	550,000	550,000
5.25% due 11/01/19	349,192	350,174
Fly Leasing Ltd.
5.75% due 08/08/18	887,250	898,341
OSI Restaurant Partners LLC
4.75% due 10/23/19	850,500	861,318
4.75% due 10/28/19	27,000	27,343
Intrawest ULC
7.00% due 12/03/17	750,000	763,598
Smart & Final, Inc.
5.75% due 11/15/19	748,125	758,412
6.75% due 11/15/19	1,875	1,901
Emergency Medical Services Corp.
4.00% due 05/25/18	698,222	704,877
Armored Autogroup, Inc.
6.00% due 11/05/16	697,475	693,987
Edmentum, Inc.
due 05/17/18[5]	450,000	451,125
6.00% due 05/17/18	97,500	97,744
Nuveen Investments, Inc.
5.20% due 05/13/17	500,000	509,020
Schaeffler AG
4.25% due 01/27/17	500,000	505,415
MoneyGram International, Inc.
due 03/26/20[5]	500,000	504,065
Cannery Casino Resorts LLC
6.00% due 10/02/18	447,750	455,107
Navistar Financial Corp.
7.00% due 08/17/17	428,925	433,107
PlayPower, Inc.
due 06/30/15[5]	400,000	360,000
Asurion Corp.
11.00% due 09/02/19	250,000	267,658
MGM Resorts International
4.25% due 12/20/19	250,000	253,875
Targus Group International, Inc.
11.00% due 05/24/16	246,241	247,472
KAR Auction Services, Inc.
3.75% due 05/19/17	200,000	202,356
NAB Holdings LLC
7.00% due 04/24/18	168,438	169,701
Boyd Gaming Corp.
6.00% due 12/17/15	159,375	161,168
Container Store, Inc.
6.25% due 04/06/19	89,323	89,919
Keystone Automotive Operations, Inc.
9.75% due 03/30/16	69,650	70,521
CKX Entertainment
9.00% due 06/21/17	57,375	49,737
Total Consumer Discretionary		80,264,267
INFORMATION TECHNOLOGY - 4.1%
First Data Corp.
4.20% due 03/23/18	2,610,000	2,598,594
5.20% due 03/24/17	178,213	179,416
Paradigm Ltd.
4.75% due 07/30/19	2,695,006	2,711,850
SumTotal Systems, Inc.
6.25% due 11/16/18	2,493,750	2,492,203
7.25% due 11/16/18	6,250	6,246
Kronos, Inc.
4.50% due 10/30/19	2,400,000	2,428,008
Associated Partners, Inc.
6.70% due 12/21/15	2,125,000	2,076,448

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
MACRO OPPORTUNITIES FUND

	Face
	Amount	Value

Wall Street Systems Holdings, Inc.
5.75% due 10/25/19	$1,446,375	$1,462,647
9.25% due 10/25/20	600,000	603,000
Go Daddy Operating Company LLC
4.25% due 12/17/18	1,546,843	1,552,969
Deltek, Inc.
5.00% due 10/10/18	1,496,250	1,506,230
EZE Castle Software, Inc.
due 03/14/20[5]	1,000,000	1,014,170
due 03/14/21[5]	150,000	152,625
SRS Holdings Ltd.
4.75% due 08/28/19	1,150,000	1,153,600
Ceridian Corp.
5.95% due 05/09/17	1,055,371	1,073,460
Entrust, Inc.
6.25% due 10/31/18	1,000,000	990,000
IPC Information Systems, Inc.
7.75% due 07/31/17	945,250	934,219
Mmodal, Inc.
6.75% due 08/16/19	853,682	823,274
Deltek Systems, Inc.
10.00% due 10/10/19	750,000	764,535
Novell, Inc.
7.25% due 11/22/17	687,358	694,802
8.00% due 11/22/17	20,455	20,676
Red Prairie, Inc.
6.75% due 12/21/18	698,250	711,342
Verint Systems, Inc.
4.00% due 08/14/19	700,000	704,081
Ascensus, Inc.
8.00% due 12/21/18	548,625	551,368
Mitchell International, Inc.
3.81% due 03/28/16	460,000	460,000
SunGard Data Systems, Inc.
4.00% due 03/07/20	400,000	403,624
CDW LLC
4.00% due 07/15/17	339,548	340,822
Misys Ltd.
12.00% due 06/06/19	250,000	280,833
CCC Information Services, Inc.
5.25% due 12/20/19	250,000	252,375
Mirion Technologies, Inc.
6.25% due 03/30/18	199,496	200,493
Genesys International
4.00% due 01/31/20	140,154	140,855
Aspect Software, Inc.
7.00% due 05/07/16	107,041	108,200
Shield Finance Co.
6.50% due 05/10/19	39,700	40,047
Total Information Technology		29,433,012
INDUSTRIALS - 3.7%
Berlin Packaging LLC
due 04/10/19[5]	2,000,000	1,990,000
due 04/10/20[5]	600,000	591,000
ServiceMaster Co.
4.25% due 01/31/17	2,493,750	2,518,687
Wilsonart International Holding LLC
5.50% due 10/31/19	2,344,125	2,375,185
AABS Ltd.
due 01/12/38[5]	2,127,604	2,168,114
Sabre, Inc.
5.25% due 02/19/19	2,081,798	2,107,800
6.25% due 02/19/19	5,218	5,283
American Petroleum Tankers Parent LLC
due 09/28/19[5]	1,800,000	1,800,000
CPM Holdings, Inc.
6.25% due 08/29/17	855,700	859,447
10.25% due 03/01/18	450,000	452,250
Dematic Group
5.25% due 12/28/19	1,246,875	1,259,344
Laureate Education, Inc.
5.25% due 06/15/18	1,162,383	1,173,286
Advanced Disposal Services, Inc.
4.25% due 10/05/19	997,500	1,007,684
Doncasters Group Ltd.
4.70% due 05/13/16	500,000	499,029
4.20% due 05/15/15	500,000	496,530
CPG International, Inc.
5.75% due 09/21/19	845,750	853,150
NANA Development Corp.
due 03/20/18[5]	850,000	847,875
Ceva Group plc
5.29% due 08/31/16	325,357	314,946
due 08/31/16[5]	272,061	263,356
5.52% due 08/31/16	201,430	194,985
Realogy Group LLC
4.50% due 03/05/20	750,000	759,690
SRA International, Inc.
6.50% due 07/20/18	660,000	657,525
Hunter Fan Co.
6.50% due 12/20/17	650,000	647,836
IPC Systems, Inc.
7.75% due 07/31/17	650,000	643,500
Evergreen Tank Solutions, Inc.
9.50% due 09/26/18	592,500	590,651
Panolam Industries International, Inc.
7.25% due 08/23/17	498,435	495,943
John Henry Holdings, Inc.
6.00% due 12/06/18	299,250	304,487
Sequa Corp.
5.25% due 06/19/17	249,375	253,293
Helm Financial, Inc.
6.25% due 06/01/17	148,485	149,104
Total Industrials		26,279,980

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
MACRO OPPORTUNITIES FUND

	Face
	Amount	Value

FINANCIALS - 3.1%
Intertrust Group Holding SA
due 01/30/20[5]	$5,000,000	$4,999,999
iStar Financial, Inc.
4.50% due 10/15/17	3,431,177	3,457,974
7.00% due 03/19/17	350,000	372,642
First Advantage Corp.
6.25% due 02/28/19	2,750,000	2,744,857
USI Holdings Corp.
5.25% due 12/27/19	1,945,125	1,964,576
Topaz Power Holdings LLC
5.25% due 02/26/20	1,845,375	1,873,056
American Capital Ltd.
5.50% due 08/22/16	1,500,000	1,522,500
CNO Financial Group, Inc.
5.00% due 09/28/18	1,051,342	1,062,077
Duff & Phelps LLC
due 03/14/20[5]	1,000,000	1,009,380
Ocwen Financial Corp.
5.00% due 02/15/18	860,000	873,975
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	698,250	710,036
9.25% due 06/10/20	150,000	153,563
Excelitas Technologies Corp.
5.00% due 11/29/16	674,819	678,193
Confie seguros Holding II Co.
6.50% due 11/09/18	498,750	501,244
HarbourVest Partners LLC
4.75% due 11/21/17	192,143	192,383
Total Financials		22,116,455
TELECOMMUNICATION SERVICES - 2.7%
EMI Music Publishing Ltd.
due 06/29/18[5]	8,000,000	8,077,999
Alcatel-Lucent USA, Inc.
7.25% due 01/30/19	1,916,250	1,943,710
6.25% due 07/31/16	580,000	587,662
Avaya, Inc.
8.00% due 03/31/18	1,794,808	1,804,913
4.78% due 10/26/17	1,347,554	1,270,407
Univision Communications, Inc.
4.75% due 03/01/20	1,120,000	1,125,421
4.45% due 03/31/17	47,660	47,863
Cengage Learning Acquisitions, Inc.
7.50% due 07/03/14	730,000	555,107
2.71% due 07/03/14	398,945	306,389
Mitel Networks Corp.
7.00% due 02/27/19	650,000	650,000
Asurion Corp.
4.50% due 05/24/19	528,675	533,898
Gogo, Inc.
11.25% due 06/21/17	490,625	504,730
CommScope, Inc.
3.75% due 01/18/14	500,000	501,565
Level 3 Financing, Inc.
5.25% due 08/01/19	360,000	364,590
Windstream Corp.
3.50% due 01/23/20	299,250	302,057
Warner Music Group Corp.
5.25% due 11/01/18	296,250	300,510
Crown Castle International Corp.
4.00% due 01/31/19	246,875	249,447
Zayo Group LLC
4.75% due 07/02/19	199,000	200,877
Total Telecommunication Services		19,327,145
HEALTH CARE - 1.8%
PRA International
6.50% due 12/10/17	1,300,000	1,317,875
10.50% due 06/10/19	1,150,000	1,161,500
CHG Healthcare Services, Inc.
5.00% due 11/19/19	2,319,388	2,348,380
One Call Medical, Inc.
5.50% due 08/19/19	2,094,750	2,109,161
Generic Drug Holdings, Inc.
5.00% due 10/29/19	1,257,717	1,275,011
DJO Finance LLC/ DJO Finance Corp.
due 09/29/17[5]	1,250,000	1,266,413
Hologic, Inc.
4.50% due 07/19/19	995,000	1,007,438
Ardent Medical Services, Inc.
6.75% due 07/02/18	947,625	963,422
Sage Products Holdings III LLC
4.25% due 12/13/19	800,000	805,000
Catalent Pharma Solutions, Inc.
4.25% due 09/15/17	249,375	251,245
3.70% due 09/15/16	246,084	247,929
Educate, Inc.
due 06/16/14[5]	240,000	228,000
VWR International LLC
4.20% due 04/03/17	199,500	201,246
Total Health Care		13,182,620
CONSUMER STAPLES - 1.1%
AdvancePierre Foods, Inc.
9.50% due 10/02/17	2,250,000	2,311,875
5.75% due 07/10/17	1,000,000	1,012,750
Grocery Outlet, Inc.
7.00% due 12/17/18	1,346,625	1,352,240
8.11% due 12/17/18	3,375	3,389
HJ Heinz Co.
due 03/27/20[5]	1,000,000	1,008,470
Tomkins LLC
5.00% due 11/09/18	648,375	657,018
Hostess Brands, Inc.
due 03/12/20[5]	565,000	577,713
Arctic Glacier USA, Inc.
8.50% due 07/27/18	500,850	508,363
Rite Aid Corp.
5.75% due 08/21/20	300,000	310,500
U.S. Foodservice, Inc.
5.75% due 03/31/17	246,851	249,673
Total Consumer Staples		7,991,991

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
MACRO OPPORTUNITIES FUND

	Face
	Amount	Value

ENERGY - 1.0%
P2 Energy Solutions, Inc.
6.00% due 11/20/18	$2,339,750	$2,351,448
10.00% due 05/20/19	700,000	700,000
Sheridan Production Partners LP
5.00% due 09/25/19	1,207,224	1,216,784
5.00% due 10/01/19	86,276	86,960
Varel International Energy Funding Corp.
9.25% due 07/17/17	1,000,000	1,006,670
El Paso LLC
5.00% due 05/24/18	500,000	505,895
4.50% due 04/26/19	150,000	151,812
Shelf Drilling Holdings Ltd.
6.25% due 05/31/18	598,500	601,493
EquiPower Resources Holdings LLC
5.50% due 12/21/18	332,912	337,906
EMG Utica LLC
due 03/26/20[5]	240,000	240,900
Total Energy		7,199,868
UTILITIES - 0.4%
MRC Global, Inc.
6.25% due 11/08/19	1,791,000	1,811,149
Astoria Generating Company
Acquisitions LLC
8.50% due 10/26/17	800,000	827,000
Total Utilities		2,638,149
MATERIALS - 0.4%
Univar NV
5.00% due 06/30/17	2,493,638	2,516,405
Total Senior Floating Rate Interests
(Cost $207,598,533)		210,949,892
ASSET BACKED SECURITIES†† - 26.0%
Highland Park CDO Ltd.
2006-1A, 0.62% due 11/25/51[1,2,3]	16,261,829	14,040,137
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[2,3]	10,000,000	10,000,000
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.48% due 11/25/52[1,2,3]	10,299,226	9,417,611
KKR Financial CLO 2007-1 Corp.
2.54% due 05/15/21[1,2,3]	9,000,000	8,389,665
ARES CLO Ltd.
2013-1A, 0.00% due 04/15/25[2,3]	6,450,000	5,240,624
2013-3A, 0.00% due 01/17/24[2,3]	2,000,000	1,958,180
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[2,3]	5,889,000	5,841,121
Wells Fargo Home Equity Asset-Backed
Securities 2006-2 Trust
0.35% due 01/25/37[1]	4,816,068	4,336,730
Liberty CLO Ltd.
2005-1A, 0.80% due 11/01/17[1,2,3]	4,750,000	4,277,129
West Coast Funding Ltd.
2006-1A, 0.42% due 11/02/41[1,2,3]	4,320,095	4,096,444
Global Leveraged Capital
Credit Opportunity Fund
2006-1A, 1.30% due 12/20/18[1,2,3]	2,376,000	2,147,663
2006-1A, 0.90% due 12/20/18[1,2,3]	1,500,000	1,399,770
Marathon Clo II Ltd.
2005-2A, 2.08% due 12/20/19[1,2,3]	2,050,000	1,888,686
2005-2A, 0.00% due 12/20/19[2,3]	2,250,000	1,553,063
Accredited Mortgage Loan Trust 2007-1
0.33% due 02/25/37[1]	3,802,720	3,426,714
Great Lakes CLO 2012-1 Ltd.
0.00% due 01/15/23[2,3]	3,250,000	3,276,975
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/23[2,3]	3,250,000	3,268,265
Rockwall CDO II Ltd.
2007-1A, 0.55% due 08/01/24[1,2,3]	2,592,421	2,385,027
2007-1A, 0.85% due 08/01/24[1,2,3]	1,050,000	832,052
Grayson CLO Ltd.
2006-1A, 0.71% due 11/01/21[1,2,3]	3,700,000	3,195,585
HSI Asset Securitization
Corporation Trust 2007-WF1
0.37% due 05/25/37[1]	3,283,166	2,995,663
CGRBS Commercial Mortgage Trust
3.70% due 03/15/35	3,000,000	2,874,502
Atlas Senior Loan Fund II Ltd.
2012-2A, 0.00% due 01/30/24[2,3]	2,850,000	2,731,583
Telos CLO Ltd.
2013-3A, 3.29% due 01/17/24[1,2,3]	1,750,000	1,695,103
2013-3A, 4.54% due 01/17/24[1,2,3]	1,050,000	1,002,740
Home Equity Asset Trust
2005-7, 0.65% due 01/25/36[1]	3,250,000	2,676,947
GSAA Home Equity Trust
2006-14, 0.45% due 09/25/36[1]	4,303,190	2,468,934
ACA CLO 2007-1 Ltd.
1.25% due 06/15/22[1,2,3]	2,800,000	2,423,456
GSAA Home Equity Trust
2007-7, 0.47% due 07/25/37[1]	2,791,565	2,387,581
Airplanes Pass Through Trust
2001-1A, 0.75% due 03/15/19[1]	4,335,561	2,384,559
Callidus Debt Partners Clo Fund VI Ltd.
2007-6X, 3.30% due 10/23/21[1]	2,100,000	1,926,642
2007-6A, 1.55% due 10/23/21[1,2,3]	500,000	453,350
Wells Fargo Home Equity Asset-Backed
Securities 2005-4 Trust
0.46% due 05/25/36[1]	2,800,000	2,342,948
South Coast Funding V
2004-5A, 0.66% due 08/06/39[1,2,3]	2,356,657	2,309,524
Knightsbridge CLO
2007-1A, 5.31% due 01/11/22[1,2,3]	1,500,000	1,470,315
2007-1A, 3.06% due 01/11/22[1,2,3]	750,000	705,563
San Gabriel CLO Ltd.
2007-1A, 2.53% due 09/10/21[1,2,3]	2,450,000	2,171,092
Bear Stearns Asset Backed
Securities Trust
2005-3, 0.95% due 09/25/35[1]	2,250,000	2,027,826
Acis CLO 2013-1 Ltd.
4.83% due 04/18/24[1,2,3]	2,100,000	1,996,155

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
MACRO OPPORTUNITIES FUND

	Face
	Amount	Value

Halcyon Structured Asset
Management Long Secured/Short
Unsecured 2007-1 Ltd.,
2.60% due 08/07/21[1,2,3]	$2,100,000	$1,953,797
TCW Global Project Fund III Ltd.
2005-1A, 0.94% due 09/01/17[1,2,3]	1,500,000	1,414,110
2005-1A, 1.14% due 09/01/17[1,2,3]	600,000	520,614
TCW Global Project Fund II Ltd.
2004-1A, 1.65% due 06/15/16[1,2,3]	2,000,000	1,795,180
Aerco Ltd.
2000-2A, 0.66% due 07/15/25[1,2,3]	2,300,340	1,724,335
Carlyle Global Market Strategies
CLO 2012-3 Ltd.
0.00% due 10/04/24[2,3]	1,800,000	1,693,548
Wachovia Asset Securitization
Issuance II LLC 2007-He1 Trust
0.34% due 07/25/37[1,2,3]	1,910,754	1,670,716
Argent Securities Incorporated Asset-
Backed Pass-Through
Certificates Series 2005-W3,
0.54% due 11/25/35[1]	1,819,591	1,660,974
Asset Backed Securities Corporation
Home Equity Loan Trust Series
2006-HE5
0.34% due 07/25/36[1]	1,827,543	1,506,815
MCF CLO LLC
3.95% due 04/20/23	1,500,000	1,475,655
Telos Clo 2007-2 Ltd.
2.50% due 04/15/22[1,2,3]	1,650,000	1,460,424
Cerberus Offshore Levered I, LP
2012-1A, 6.45% due 11/30/18[1,2,3]	1,350,000	1,361,408
Westwood Cdo II Ltd.
2007-2X, 2.10% due 04/25/22[1]	1,550,000	1,344,759
Aames Mortgage Investment Trust 2006-1
0.36% due 04/25/36[1]	1,428,362	1,323,571
GSC Partners Cdo Fund V Ltd.
2004-5X, 1.54% due 11/20/16[1]	1,250,000	1,206,573
Stone Tower CDO Ltd.
2004-1A, 1.55% due 01/29/40[1,2,3]	1,250,000	1,177,025
FM Leveraged Capital Fund II
2006-2A, 1.14% due 11/15/20[1,2,3]	1,250,000	1,161,713
BlackRock Senior Income Series
2004-1X, 0.00% due 09/15/16	2,400,000	1,123,464
Accredited Mortgage Loan Trust
2006-2, 0.35% due 09/25/36[1]	1,108,494	1,083,423
Gleneagles CLO Ltd.
2005-1A, 0.85% due 11/01/17[1,2,3]	1,150,000	1,046,860
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49[2,3]	1,406,328	1,041,569
ICE EM CLO
2007-1A, 1.31% due 08/15/22[1,2,3]	1,250,000	1,040,950
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.54% due 11/14/33[1,2,3]	1,147,093	1,020,913
T2 Income Fund CLO Ltd.
2007-1A, 3.05% due 07/15/19[1,2,3]	700,000	649,740
2007-1A, 1.80% due 07/15/19[1,2,3]	400,000	370,821
Kingsland III Ltd.
2006-3A, 1.89% due 08/24/21[1,2,3]	1,140,000	1,009,208
Battalion CLO II Ltd.
2012-2A, 3.05% due 11/15/19[1,2,3]	1,000,000	994,260
Black Diamond CLO 2006-1
Luxembourg S.A.
0.99% due 04/29/19[1,2,3]	1,100,000	976,326
Pacifica CDO V Corp.
2006-5A, 5.81% due 01/26/20[2,3]	950,000	970,893
Fortress Credit Opportunities
0.62% due 07/15/19	1,100,000	963,271
ACS 2007-1 Pass Through Trust
0.51% due 06/14/37[1,2,3]	1,010,915	943,992
Churchill Financial Cayman Ltd.
2007-1A, 2.91% due 07/10/19[1,2,3]	1,000,000	934,250
Westchester CLO Ltd.
2007-1A, 0.64% due 08/01/22[1,2,3]	1,000,000	915,037
Pangaea CLO Ltd.
2007-1A, 0.80% due 10/21/21[1,2,3]	1,000,000	885,229
Eastland CLO Ltd.
2007-1A, 0.70% due 05/01/22[1,2,3]	1,000,000	871,600
Diversified Asset Securitization
Holdings II, LP
2000-1A, 0.77% due 09/15/35[1,2,3]	897,184	861,216
Summit Lake CLO Ltd.
2005-1A, 0.00% due 02/24/18	1,550,000	856,856
Genesis Funding Ltd.
2006-1A, 0.44% due 12/19/32[1,2,3]	908,581	822,629
Centurion CDO VII Ltd.
2004-7A, 1.70% due 01/30/16[1,2,3]	750,000	747,674
GSC Partners Cdo Fund VI Ltd.
2005-6A, 1.15% due 10/23/17[1,2,3]	750,000	729,375
GSC Partners Cdo Fund VII Ltd.
2006-7A, 1.29% due 05/25/20[1,2,3]	750,000	716,746
Central Park CLO Ltd.
2011-1A, 3.50% due 07/23/22[1,2,3]	750,000	716,565
Northwind Holdings LLC
2007-1A, 1.07% due 12/01/37[1,2,3]	806,313	709,555
MKP CBO I Ltd.
2004-3A, 0.94% due 05/08/39[1,2,3]	710,952	696,797
Kennecott Funding Ltd.
2006-1A, 1.11% due 01/13/18[1,2,3]	700,000	663,250
Asset Backed Securities Corporation
Home Equity Loan Trust Series
2004-HE8, 1.25% due 12/25/34[1]	750,000	638,144
Structured Asset Receivables Trust Series
2005-1, 0.80% due 01/21/15[1,2,3]	672,085	627,593
Westwood Cdo I Ltd.
2007-1A, 0.95% due 03/25/21[1,2,3]	700,000	626,570
Hewett’s Island Clo V Ltd.
2006-5A, 0.68% due 12/05/18[1,2,3]	500,000	475,000
Shinnecock CLO
2006-1A, 1.20% due 07/15/18[1,2,3]	500,000	462,840
ACS 2006-1 Pass Through Trust
2006-1A, 0.47% due 06/20/31[1,2,3]	494,429	453,639
MC Funding Limited/
MC Funding 2006-1 LLC
1.23% due 12/20/20[1,2,3]	500,000	445,764

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013
MACRO OPPORTUNITIES FUND

	Face
	Amount	Value

Garanti Diversified Payment
Rights Finance Co.
2007-A, 0.49% due 07/09/17	$468,000	$440,205
Aircraft Lease Securitisation Ltd.
2007-1A, 0.46% due 05/10/32[1,2,3]	397,669	380,768
Genesis Clo 2007-2 Ltd.
4.31% due 01/10/16[1,2,3]	400,000	372,400
Drug Royalty Corporation, Inc.
2012-1, 5.55% due 07/15/24[1,2,3]	339,282	349,537
Whitney CLO Ltd.
2004-1A, 2.39% due 03/01/17[1,2,3]	350,000	340,507
OFSI Fund Ltd.
2006-1A, 1.13% due 09/20/19[1,2,3]	370,000	321,411
CoLTS 2007-1 Corp.
1.08% due 03/20/21[1,2,3]	250,000	205,250
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21[2,3]	205,608	198,926
Raspro Trust
2005-1A, 0.68% due 03/23/24[1,2,3]	232,161	196,176
NewStar Commercial Loan Trust
2006-1A, 0.55% due 03/30/22[1,2,3]	150,635	146,869
Castle Trust
2003-1AW, 0.95% due 05/15/27[1,2,3]	149,969	137,971
Total Asset Backed Securities
(Cost $181,830,258)		185,649,180
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 3.1%
HarborView Mortgage Loan Trust
2006-12, 0.39% due 01/19/38[1]	7,216,943	5,731,458
Nomura Resecuritization Trust
2012-1R, 0.67% due 08/27/47[1,2,3]	5,206,563	4,737,973
Alliance Bancorp Trust
2007-OA1, 0.44% due 07/25/37[1]	4,398,542	3,045,603
WaMu Mortgage Pass Through Certificates
2007-OA1, 0.88% due 02/25/47[1]	3,953,233	3,039,830
Credit Suisse Mortgage Capital Certificates
2007-TF2A, 0.38% due 04/15/22[1,2,3]	2,732,663	2,680,218
American Home Mortgage
Assets Trust
2006-6, 0.39% due 12/25/46[1]	2,106,472	1,388,519
COMM 2007-FL14 Mortgage Trust
0.95% due 06/15/22[1,2,3]	1,053,056	1,011,841
BAMLL-DB Trust
2012-OSI, 6.79% due 04/13/29[2,3]	150,000	158,174
Total Collateralized Mortgage Obligations
(Cost $21,372,419)		21,793,616
MORTGAGE BACKED SECURITIES†† - 2.6%
Fannie Mae[6]
3.00% due 04/25/43	3,500,000	3,405,955
2013-44, 3.00% due 2/25/42	3,250,000	3,187,031
2013-17, 2.50% due 03/25/43	2,548,392	2,504,952
2013-34, 3.00% due 04/25/43	2,500,000	2,437,500
Freddie Mac[6]
2013-4184, 3.00% due 03/15/43	3,700,000	3,600,563
2013-4180, 3.00% due 03/15/43	2,500,000	2,437,500
2013-4172, 3.00% due 02/15/43	1,397,546	1,366,629
Total Mortgage Backed Securities
(Cost $18,916,797)		18,940,130
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES†† - 0.6%
Freddie Mac[6]
3.00% due 04/24/28	4,000,000	4,006,932
Total U.S. Government Sponsored Agency Bonds & Notes
(Cost $3,990,000)		4,006,932
Total Investments - 109.8%
(Cost $769,184,605)		$785,092,945
Other Assets & Liabilities, net - (9.8)%		(70,200,520)
Total Net Assets - 100.0%		$714,892,425

*	Non-income producing security.
**	Affiliated security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

[1]	Variable rate security. Rate indicated is rate effective at March 28, 2013.

[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $355,097,238 (cost $345,179,073), or 49.7% of total net assets.
[4]	Perpetual maturity.
[5]	Securities with no rates were unsettled at March 28, 2013.
[6]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
plc — Public Limited Company

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 28, 2013

Assets:
Investments in unaffiliated issuers, at value
(cost $755,183,520)	$771,051,705
Investments in affiliated issuers, at value
(cost $14,001,085)	14,041,240
Total investments
(cost $769,184,605)	785,092,945
Cash	46,656,219
Prepaid expenses	87,786
Segregated cash with broker	35,000
Receivables:
Fund shares sold	14,720,657
Securities sold	9,190,697
Interest	6,540,442
Investment advisor	137,867
Total assets	862,461,613
Liabilities:
Reverse Repurchase Agreements	51,803,809
Unfunded loan commitments, at value
(commitment fees received $53,125)	48,419
Payable for:
Securities purchased	92,404,441
Fund shares redeemed	2,023,195
Management fees	489,613
Distribution and service fees	139,762
Fund accounting/administration fees	52,261
Transfer agent/maintenance fees	22,522
Directors’ fees*	1,374
Miscellaneous	583,792
Total liabilities	147,569,188
Net assets	$714,892,425
Net assets consist of:
Paid in capital	$695,585,064
Accumulated net investment loss	(14,242)
Accumulated net realized gain on investments	3,408,557
Net unrealized appreciation on investments	15,913,046
Net assets	714,892,425
A-Class:
Net assets	$263,735,185
Capital shares outstanding	9,569,143
Net asset value per share	$27.56
Maximum offering price per share
(Net asset value divided by 95.25%)	$28.93
C-Class:
Net assets	$116,024,988
Capital shares outstanding	4,212,855
Net asset value per share	$27.54
Institutional Class:
Net assets	$335,132,252
Capital shares outstanding	12,145,309
Net asset value per share	$27.59

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended March 28, 2013

Investment Income:
Interest	$13,057,067
Dividends	291,104
Total investment income	13,348,171
Expenses:
Management fees	1,764,101
Transfer agent/maintenance fees:
A-Class	87,237
C-Class	18,957
Institutional Class	16,772
Distribution and service fees:
A-Class	184,844
C-Class	310,992
Fund accounting/administration fees	188,300
Short interest expense	282,888
Custodian fees	35,777
Directors’ fees*	20,619
Prime broker interest expense	677
Miscellaneous	169,641
Total expenses	3,080,805
Less:
Expenses waived by Advisor	(265,584)
Expenses waived by Transfer Agent
A-Class	(28,291)
C-Class	(4,954)
Institutional Class	(16,772)
Total waived expenses	(315,601)
Net expenses	2,765,204
Net investment income	10,582,967
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,869,947
Options purchased	1,273,406
Options written	831,930
Net realized gain	3,975,283
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	11,224,245
Investments in affiliated issuers	40,155
Unfunded loan commitments	4,706
Options purchased	6,700
Options written	24,534
Net change in unrealized appreciation (depreciation)	11,300,340
Net realized and unrealized gain	15,275,623
Net increase in net assets resulting from operations	$25,858,590

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

MACRO OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Period Ended
	2013	September 30,
	(Unaudited)	2012[a]
Increase (Decrease) In Net Assets From Operations:
Net investment income	$10,582,967	$3,168,918
Net realized gain on investments	3,975,283	743,125
Net change in unrealized appreciation (depreciation) on investments	11,300,340	4,612,706
Net increase in net assets resulting from operations	25,858,590	8,524,749

Distributions to shareholders from:
Net investment income
A-Class	(3,922,559)	(1,128,519)
C-Class	(1,425,333)	(324,024)
Institutional Class	(5,264,673)	(1,702,171)
Net realized gains
A-Class	(501,652)	—
C-Class	(204,259)	—
Institutional Class	(603,940)	—
Total distributions to shareholders	(11,922,416)	(3,154,714)

Capital share transactions:
Proceeds from sale of shares
A-Class	175,362,621	85,788,385
C-Class	76,525,673	33,149,886
Institutional Class	235,434,901	104,388,280
Value of proceeds of merger
A-Class	12,890,540	—
C-Class	6,434,505	—
Institutional Class	2,217,664	—
Distributions reinvested
A-Class	3,700,503	964,887
C-Class	1,491,673	297,094
Institutional Class	4,725,220	1,463,557
Cost of shares redeemed
A-Class	(16,613,562)	(5,472,183)
C-Class	(3,348,391)	(1,406,558)
Institutional Class	(20,373,372)	(2,035,107)
Net increase from capital share transactions	478,447,975	217,138,241
Net increase in net assets	492,384,149	222,508,276

Net assets:
Beginning of period	222,508,276	—
End of period	$714,892,425	$222,508,276
Accumulated/(Undistributed) net investment loss/(income) at end of period	$(14,242)	$15,356

Capital share activity:
Shares sold
A-Class	6,918,223 †	3,304,939
C-Class	3,046,741 †	1,278,041
Institutional Class	8,700,244 †	4,039,488
Shares issued from reinvestment of distributions
A-Class	136,023	36,952
C-Class	54,852	11,369
Institutional Class	173,304	56,242
Shares redeemed
A-Class	(616,762)	(210,232)
C-Class	(122,679)	(55,469)
Institutional Class	(745,971)	(77,998)
Net increase in shares	17,543,975	8,383,332

[a]	Since commencement of operations: November 30, 2011.
†	Includes 480,153 A-Class, 239,851 C-Class, 82,514 Institutional Class shares issued in connection with Fund merger.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 28,	September 30,
A-Class	2013[a]	2012[b]
Per Share Data
Net asset value, beginning of period	$26.53	$25.00
Income (loss) from investment operations:
Net investment income[c]	.71	.99
Net gain on investments (realized and unrealized)	1.18	1.52
Total from investment operations	1.89	2.51
Less distributions from:
Net investment income	(.74)	(.98)
Net realized gains	(.12)	—
Total distributions	(.86)	(.98)
Net asset value, end of period	$27.56	$26.53

Total Return[f]	7.21%	10.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$263,735	$83,081
Ratios to average net assets:
Net investment income	5.29%	4.61%
Total expenses[d]	1.61%	1.61%
Net expenses[e,g]	1.44%	1.37%
Portfolio turnover rate	22%	46%

	Period Ended	Period Ended
	March 28,	September 30,
C-Class	2013[a]	2012[b]
Per Share Data
Net asset value, beginning of period	$26.51	$25.00
Income (loss) from investment operations:
Net investment income[c]	.61	.82
Net gain on investments (realized and unrealized)	1.18	1.53
Total from investment operations	1.79	2.35
Less distributions from:
Net investment income	(.64)	(.84)
Net realized gains	(.12)	—
Total distributions	(.76)	(.84)
Net asset value, end of period	$27.54	$26.51

Total Return[f]	6.84%	9.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,025	$32,711
Ratios to average net assets:
Net investment income	4.57%	3.83%
Total expenses[d]	2.30%	2.31%
Net expenses[e,g]	2.15%	2.11%
Portfolio turnover rate	22%	46%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

MACRO OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 28,	September 30,
Institutional Class	2013[a]	2012[b]
Per Share Data
Net asset value, beginning of period	$26.56	$25.00
Income (loss) from investment operations:
Net investment income[c]	.76	1.12
Net gain on investments
(realized and unrealized)	1.17	1.47
Total from investment operations	1.93	2.59
Less distributions from:
Net investment income	(.78)	(1.03)
Net realized gains	(.12)	—
Total distributions	(.90)	(1.03)
Net asset value, end of period	$27.59	$26.56

Total Return[f]	7.38%	10.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$335,132	$106,716
Ratios to average net assets:
Net investment income	5.63%	5.22%
Total expenses[d]	1.26%	1.31%
Net expenses[e,g]	1.11%	1.06%
Portfolio turnover rate	22%	46%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers, and may include interest expense.
[f]	Total return does not reflect the impact of any applicable sales charge and has not been annualized.
[g]	Excluding interest expense, the operating expense ratios for the periods presented would be:

	3/28/13	9/30/12
A-Class	1.29%	1.27%
C-Class	2.01%	2.01%
Institutional Class	0.96%	0.95%

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 28, 2013

MUNICIPAL INCOME FUND

OBJECTIVE: Seeks to provide current income with an emphasis on income exempt from federal income tax, while also considering capital appreciation.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 28, 2004
C-Class	January 13, 2012
Institutional Class	January 13, 2012

Portfolio Composition by Quality Rating*
Fixed Income Instruments
AA	23.7%
AA-	20.5%
A+	18.1%
A	15.5%
NR	4.4%
BBB	4.3%
AA+	3.9%
Other-Investment Grade	9.6%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
MUNICIPAL INCOME FUND

	Face
	Amount	Value

MUNICIPAL BONDS†† - 98.3%

CALIFORNIA - 16.7%
Tustin Unified School District
General Obligation Unlimited
6.00% due 08/01/36	$2,000,000	$2,474,759
Centinela Valley Union High
School District General
Obligation Unlimited
5.75% due 08/01/41	2,000,000	2,348,300
State of California General
Obligation Unlimited
5.00% due 09/01/36	1,000,000	1,112,720
5.00% due 02/01/27	750,000	870,667
Oakland Unified School District/
Alameda County General
Obligation Unlimited
5.50% due 08/01/32	1,200,000	1,295,376
5.00% due 08/01/22	300,000	334,062
California Health Facilities Financing
Authority Revenue Bonds
5.00% due 06/01/37	1,450,000	1,587,185
Stockton Unified School District
General Obligation Unlimited
5.00% due 07/01/28	1,000,000	1,104,370
5.00% due 01/01/29	200,000	219,884
Alameda Corridor Transportation
Authority Revenue Bonds
5.00% due 10/01/29	1,000,000	1,163,440
Chino Valley Unified School District
General Obligation Unlimited
0.00% due 08/01/27	500,000	254,600
Total California		12,765,363
FLORIDA - 12.6%
City of Jacksonville Florida
Revenue Bonds
5.00% due 10/01/30	2,000,000	2,296,659
County of Miami-Dade Florida
Transit System Sales
Surtax Revenue Bonds
5.00% due 07/01/31	2,000,000	2,276,080
Miami-Dade County School
Board Certificate of Participation
5.00% due 05/01/31	1,000,000	1,113,970
5.00% due 05/01/32	1,000,000	1,106,850
Palace Coral Gables Community
Development District
Special Assessment
5.63% due 05/01/42	1,500,000	1,736,205
County of Miami-Dade Florida
Aviation Revenue Bonds
5.00% due 10/01/27	1,000,000	1,132,970
Total Florida		9,662,734
ILLINOIS - 10.7%
Will County Township High School
District No. 204 Joliet General
Obligation Limited
6.25% due 01/01/31	2,000,000	2,424,460
Chicago Park District General
Obligation Limited
5.00% due 01/01/36	2,000,000	2,253,440
Northern Illinois University
Revenue Bonds
5.50% due 04/01/21	1,160,000	1,349,869
Southern Illinois University
Revenue Bonds
5.00% due 04/01/32	1,000,000	1,111,030
Chicago Board of Education
General Obligation Unlimited
5.00% due 12/01/33	1,000,000	1,089,580
Total Illinois		8,228,379
MICHIGAN - 7.5%
Detroit City School District
General Obligation Unlimited
5.00% due 05/01/32	1,500,000	1,668,930
5.00% due 05/01/30	300,000	333,540
Michigan Finance Authority
Revenue Bonds
5.00% due 11/01/27	1,500,000	1,695,375
Oakland University Revenue Bonds
5.00% due 03/01/32	1,000,000	1,111,680
Michigan Technological University
Revenue Bonds
5.00% due 10/01/34	825,000	918,588
Total Michigan		5,728,113
MASSACHUSETTS - 6.6%
Massachusetts Development Finance
Agency Revenue Bonds
6.88% due 01/01/41	2,000,000	2,383,060
5.50% due 07/01/31	1,000,000	1,131,580
Massachusetts Port Authority
Revenue Bonds
5.00% due 07/01/30	850,000	957,925
5.00% due 07/01/32	500,000	561,370
Total Massachusetts		5,033,935
PENNSYLVANIA - 6.1%
State Public School Building
Authority Revenue Bonds
5.00% due 04/01/32	1,250,000	1,340,838
5.00% due 04/01/31	1,000,000	1,076,580
Monroeville Finance Authority
Revenue Bonds
5.00% due 02/15/29	1,950,000	2,217,189
Total Pennsylvania		4,634,607

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013
MUNICIPAL INCOME FUND

	Face
	Amount	Value

NEW JERSEY - 6.0%
Hudson County Improvement
Authority Revenue Bonds
6.00% due 01/01/40	$2,000,000	$2,344,440
New Jersey State Turnpike
Authority Revenue Bonds
5.00% due 01/01/28	1,000,000	1,143,200
New Jersey Health Care Facilities
Financing Authority Revenue Bonds
5.63% due 07/01/37	1,000,000	1,116,990
Total New Jersey		4,604,630
NEW YORK - 5.7%
New York City Water & Sewer
System Revenue Bonds
0.20% due 06/15/33[1]	2,700,000	2,700,000
Nassau County Local Economic
Assistance Corp. Revenue Bonds
5.00% due 07/01/27	1,000,000	1,116,860
Metropolitan Transportation
Authority Revenue Bonds
5.00% due 11/15/41	500,000	550,960
Total New York		4,367,820
LOUISIANA - 4.9%
Louisiana Stadium & Exposition
District Revenue Bonds
5.00% due 07/01/29	1,800,000	2,040,894
5.00% due 07/01/28	1,000,000	1,140,330
5.00% due 07/01/30	500,000	564,150
Total Louisiana		3,745,374
WASHINGTON - 4.4%
Greater Wenatchee Regional Events
Center Public Facilities Dist
Revenue Bonds
5.50% due 09/01/42	1,150,000	1,218,011
5.00% due 09/01/27	1,000,000	1,060,510
5.25% due 09/01/32	1,000,000	1,059,820
Total Washington		3,338,341
TEXAS - 3.8%
North Texas Tollway Authority
Revenue Bonds
5.75% due 01/01/40	2,500,000	2,901,225
COLORADO - 3.0%
University of Colorado Hospital
Authority Revenue Bonds
5.00% due 11/15/27	2,000,000	2,314,760
TENNESSEE - 2.2%
Memphis Center City Revenue Finance
Corp. Revenue Bonds
5.25% due 11/01/30	1,450,000	1,669,356
INDIANA - 2.1%
County of Knox Indiana Revenue Bonds
5.00% due 04/01/37	1,000,000	1,086,050
5.00% due 04/01/27	470,000	523,876
Total Indiana		1,609,926
WEST VIRGINIA - 1.5%
West Virginia Higher Education Policy
Commission Revenue Bonds
5.00% due 04/01/29	1,000,000	1,146,650
OHIO - 1.5%
University of Toledo Revenue Bonds
5.00% due 06/01/30	1,010,000	1,139,048
SOUTH CAROLINA - 1.3%
Spartanburg County Regional Health
Services District Revenue Bonds
5.00% due 04/15/32	900,000	990,702
MISSISSIPPI - 1.2%
Mississippi Development Bank
Revenue Bonds
6.50% due 10/01/31	500,000	605,455
6.25% due 10/01/26	230,000	276,196
Total Mississippi		881,651
GEORGIA - 0.7%
City of Atlanta Georgia Department
of Aviation Revenue Bonds
5.00% due 01/01/37	500,000	541,605
Total Municipal Bonds
(Cost $71,752,802)		75,304,219
Total Investments - 98.3%
(Cost $71,752,802)		$75,304,219
Other Assets & Liabilities, net - 1.7%		1,284,754
Total Net Assets - 100.0%		$76,588,973

††	Value determined based on Level 2 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at March 28, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

MUNICIPAL INCOME FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 28, 2013
Assets:
Investments, at value
(cost $71,752,802)	$75,304,219
Cash	1,185,257
Prepaid expenses	42,271
Receivables:
Securities sold	3,734,090
Interest	951,155
Fund shares sold	112,685
Investment advisor	13,433
Total assets	81,343,110
Liabilities:
Payable for:
Securities purchased	4,436,260
Fund shares redeemed	128,137
Management fees	32,430
Distribution and service fees	16,817
Transfer agent/maintenance fees	16,813
Fund accounting/administration fees	6,212
Directors’ fees*	254
Miscellaneous	117,214
Total liabilities	4,754,137
Net assets	$76,588,973
Net assets consist of:
Paid in capital	$101,279,077
Accumulated net investment loss	(1)
Accumulated net realized loss on investments	(28,241,520)
Net unrealized appreciation on investments	3,551,417
Net assets	$76,588,973
A-Class:
Net assets	$68,486,309
Capital shares outstanding	5,459,071
Net asset value per share	$12.55
Maximum offering price per share
(Net asset value divided by 95.25%)	$13.18
C-Class:
Net assets	$2,758,809
Capital shares outstanding	219,986
Net asset value per share	$12.54
Institutional Class:
Net assets	$5,343,855
Capital shares outstanding	425,786
Net asset value per share	$12.55

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 28, 2013

Investment Income:
Interest	$1,497,389
Total investment income	1,497,389
Expenses:
Management fees	197,052
Transfer agent/maintenance fees:
A-Class	33,616
C-Class	421
Institutional Class	52
Distribution and service fees:
A-Class	93,648
C-Class	10,036
Fund accounting/administration fees	36,478
Registration fees	27,556
Custodian fees	9,275
Directors’ fees*	724
Miscellaneous	22,966
Total expenses	431,824
Less:
Expenses waived by Advisor	(106,561)
Net expenses	325,263
Net investment income	1,172,126
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,510,397
Net realized gain	1,510,397
Net change in unrealized appreciation (depreciation) on:
Investments	(1,725,226)
Net change in unrealized appreciation (depreciation)	(1,725,226)
Net realized and unrealized loss	(214,829)
Net increase in net assets resulting from operations	$957,297

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Period	Year Ended
	2013	January 1, 2012 to	December 31,
	(Unaudited)	September 30, 2012*	2011
Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,172,126	$1,888,999	$9,860,353
Distributions to preferred shareholders from net investment income	—	(41,453)	(1,559,826)
Net realized gain on investments	1,510,397	8,667,200	11,880,241
Net change in unrealized appreciation (depreciation) on investments	(1,725,226)	(2,322,825)	(3,572,719)
Net increase in net assets resulting from operations	957,297	8,191,921	16,608,049

Distributions to shareholders from:
Net investment income
A-Class	(1,118,695)	(1,830,326)	(12,325,600)
C-Class	(22,719)	(7,029)	—
Institutional Class	(30,713)	(10,191)	—
Total distributions to shareholders	(1,172,127)	(1,847,546)	(12,325,600)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,391,655	6,278,627	—
C-Class	1,671,614	1,480,674	—
Institutional Class	4,832,955	1,115,702	—
Distributions reinvested
A-Class	686,632	1,092,766	—
C-Class	17,870	4,891	—
Institutional Class	6,018	250	—
Cost of shares redeemed
A-Class	(14,044,193)	(118,190,898)	—
C-Class	(79,183)	(337,341)	—
Institutional Class	(515,353)	(103,388)	—
Net decrease from capital share transactions	(3,031,985)	(108,658,717)	—
Net decrease in net assets	(3,246,815)	(102,314,342)	4,282,449

Net assets:
Beginning of period	79,835,788	182,150,130	177,867,681
End of period	$76,588,973	$79,835,788	$182,150,130
Distributions in excess of net investment income at end of period	$(1)	$—	$(41,250)

Capital share activity:
Shares sold
A-Class	345,171	4,020,894	—
C-Class	131,408	120,370	—
Institutional Class	382,421	91,684	—
Shares issued from reinvestment of distributions
A-Class	54,084	89,628	—
C-Class	1,410	395	—
Institutional Class	479	20	—
Shares redeemed
A-Class	(1,105,501)	(13,352,205)	—
C-Class	(6,301)	(27,296)	—
Institutional Class	(40,554)	(8,264)	—
Net decrease in shares	(237,383)	(9,064,774)	—

* The Fund changed its fiscal year end from December 31 to September 30 in 2012.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	December 31,	December 31,	December 31,	December 31,
A-Class†	2013[a]	2012*	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$12.59	$11.82	$11.54	$11.01	$8.47	$14.94
Income (loss) from investment operations:
Net investment income[b]	.19	.26	.64	.71	.75	.92
Distributions to preferred shareholders from:
Net investment income	—	(.01)	(.10)	(.10)	(.11)	(.31)
Net gain (loss) on investments (realized and unrealized)	(.04)	.78	.54	.68	2.69	(6.07)
Total from investment operations	.15	1.03	1.08	1.29	3.33	(5.46)
Less distributions from:
Net investment income	(.19)	(.26)	(.80)	(.76)	(.79)	(1.01)
Total distributions	(.19)	(.26)	(.80)	(.76)	(.79)	(1.01)
Net asset value, end of period	$12.55	$12.59	$11.82	$11.54	$11.01	$8.47

Total Return[e]	1.17%	8.91%	9.64%	12.03%	41.34%	(37.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,486	$77,609	$182,150	$177,868	$169,674	$130,445
Ratios to average net assets:
Net investment income	2.98%	2.78%	4.60%	5.37%	6.73%	4.97%
Total expenses	1.08%	1.15%	2.09%	1.80%	1.94%	1.72%
Net expenses[c]	0.81%	0.87%	2.09%	1.80%	1.94%	1.72%
Portfolio turnover rate	53%	121%	104%	156%	151%	181%

	Period Ended	Period Ended
	March 28,	September 30,
C-Class	2013[a]	2012[d]
Per Share Data
Net asset value, beginning of period	$12.58	$11.98
Income (loss) from investment operations:
Net investment income[b]	.14	.20
Net gain (loss) on investments (realized and unrealized)	(.04)	.62
Total from investment operations	.10	.82
Less distributions from:
Net investment income	(.14)	(.22)
Total distributions	(.14)	(.22)
Net asset value, end of period	$12.54	$12.58

Total Return[e]	0.82%	7.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,759	$1,176
Ratios to average net assets:
Net investment income	2.26%	2.36%
Total expenses	1.91%	1.94%
Net expenses[c]	1.56%	1.55%
Portfolio turnover rate	53%	121%

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 28,	September 30,
Institutional Class	2013[a]	2012[d]
Per Share Data
Net asset value, beginning of period	$12.59	$11.98
Income (loss) from investment operations:
Net investment income[b]	.20	.29
Net gain (loss) on investments (realized and unrealized)	(.04)	.62
Total from investment operations	.16	.91
Less distributions from:
Net investment income	(.20)	(.30)
Total distributions	(.20)	(.30)
Net asset value, end of period	$12.55	$12.59

Total Return[e]	1.30%	7.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,344	$1,051
Ratios to average net assets:
Net investment income	3.25%	3.37%
Total expenses	0.91%	0.86%
Net expenses[c]	0.57%	0.55%
Portfolio turnover rate	53%	121%

†	Effective January 13, 2012, the Fund acquired all of the assets and liabilities of the TS&W/Claymore Tax-Advantage Balance Fund(“TYW”), a registered closed-end management investment company. The A-Class financial highlights for the periods prior to that date reflect performance of TYW.
*	Prior to January 13, 2012, the Fund’s fiscal year end was December 31. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers.
[d]	Since commencement of operations: January 13, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 28, 2013

Total Return Bond FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
Institutional Class	November 30, 2011

Portfolio Composition by Quality Rating*
Fixed Income Instruments
BBB	18.5%
BBB-	13.1%
A	10.9%
BBB+	10.5%
AAA	8.1%
A-	7.3%
B+	5.9%
Other - Investment Grade	21.4%
Other - Non-Investment Grade	3.7%
Other Instruments
Preferred Stocks	0.6%
Total Investments	100%

The chart above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
TOTAL RETURN BOND FUND

	Shares	Value

PREFERRED STOCKS† - 0.7%
Reinsurance Group of America, Inc.
6.20% due 09/15/42[1]	20,000	$544,600
GSC Partners CDO Fund Limited/
GSC Partners CDO Fund Corp.
due 11/20/16*,1,2,3	1,325	506,508
Whitehorse II Ltd.
due 06/15/17*,1,2,3	450,000	261,000
Total Preferred Stocks
(Cost $1,211,625)		1,312,108

	Face
	Amount

CORPORATE BONDS†† - 51.9%

FINANCIALS - 28.7%
Farmers Exchange Capital
7.05% due 07/15/28[2,3]	$2,450,000	3,085,370
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	3,000,000	3,079,052
Infinity Property & Casualty Corp.
5.00% due 09/19/22	2,900,000	3,013,160
ING US, Inc.
5.50% due 07/15/22[2,3]	2,700,000	2,987,261
Itau Unibanco Holding S.A./
Cayman Island
5.13% due 05/13/23[2,3]	2,650,000	2,699,025
Hospitality Properties Trust
5.00% due 08/15/22	2,450,000	2,610,727
Jefferies Group LLC
5.13% due 01/20/23	1,800,000	1,905,797
6.88% due 04/15/21	550,000	642,037
Kilroy Realty, LP
3.80% due 01/15/23	2,400,000	2,458,104
Macquarie Group Ltd.
6.25% due 01/14/21[2,3]	1,680,000	1,866,514
7.63% due 08/13/19[2,3]	450,000	543,555
Jones Lang LaSalle, Inc.
4.40% due 11/15/22	2,250,000	2,314,584
General Electric Capital Corp.
7.13% due 12/15/49[1,4]	1,920,000	2,233,084
Wilton Re Finance LLC
5.88% due 03/30/33[1,2,3]	2,100,000	2,121,174
American Tower Trust I
3.07% due 03/15/23[2,3]	2,000,000	2,016,000
First American Financial Corp.
4.30% due 02/01/23	1,750,000	1,821,265
Nippon Life Insurance Co.
5.00% due 10/18/42[1,2,3]	1,700,000	1,736,676
Prudential Financial, Inc.
5.63% due 06/15/43[1]	1,200,000	1,242,000
5.88% due 09/15/42[1]	300,000	319,500
Caribbean Development Bank
4.38% due 11/09/27[2,3]	1,500,000	1,491,302
Carlyle Holdings Finance LLC
3.88% due 02/01/23[2,3]	1,200,000	1,229,147
Lancashire Holdings Ltd.
5.70% due 10/01/22[2,3]	1,000,000	992,026
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[2,3]	883,200	914,112
Ironshore Holdings US, Inc.
8.50% due 05/15/20[2,3]	720,000	824,288
EPR Properties
5.75% due 08/15/22	680,000	742,508
Blackstone Holdings Finance
Company LLC
4.75% due 02/15/23[2,3]	250,000	275,896
5.88% due 03/15/21[2,3]	150,000	173,868
6.63% due 08/15/19[2,3]	125,000	149,916
Symetra Financial Corp.
6.13% due 04/01/16[2,3]	515,000	570,834
Kennedy-Wilson, Inc.
8.75% due 04/01/19[2,3]	500,000	540,000
StanCorp Financial Group, Inc.
5.00% due 08/15/22	500,000	518,562
Alleghany Corp.
4.95% due 06/27/22	450,000	500,742
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	400,000	423,071
Primerica, Inc.
4.75% due 07/15/22	350,000	388,241
City National Bank/Los Angeles CA
5.38% due 07/15/22	350,000	388,166
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,2,3]	368,000	386,400
CubeSmart, LP
4.80% due 07/15/22	350,000	383,299
Bank of America North America
6.10% due 06/15/17	300,000	346,616
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[2,3]	210,000	303,981
IPIC GMTN Ltd.
5.50% due 03/01/22[2,3]	225,000	261,000
Jackson National Life Insurance Co.
8.15% due 03/15/27[2,3]	125,000	164,816
WEA Finance LLC
4.63% due 05/10/21[2,3]	130,000	145,003
MetLife Capital Trust IV
7.88% due 12/15/37[2,3]	115,000	144,038
First Niagara Financial Group, Inc.
6.75% due 03/19/20	120,000	143,834
National Life Insurance Co.
10.50% due 09/15/39[2,3]	100,000	142,208
WR Berkley Corp.
5.38% due 09/15/20	125,000	141,046

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
TOTAL RETURN BOND FUND

	Face
	Amount	Value

Digital Realty Trust, LP
5.25% due 03/15/21	$125,000	$138,609
Scottrade Financial Services, Inc.
6.13% due 07/11/21[2,3]	125,000	130,048
LCP Dakota Fund
10.00% due 08/17/15[2]	38,400	38,421
Total Financials		51,686,883
INDUSTRIALS - 8.4%
Penske Truck Leasing Company Lp/
PTL Finance Corp.
4.88% due 07/11/22[2,3]	2,000,000	2,109,119
4.25% due 01/17/23[2,3]	1,500,000	1,510,804
Princess Juliana International Airport
Operating Company N.V.
5.50% due 12/20/27[2,3]	3,250,000	3,233,750
Dun & Bradstreet Corp.
4.38% due 12/01/22	2,250,000	2,287,510
Northwoods Capital Ltd.
1.85% due 10/22/21	1,500,000	1,339,065
Clean Harbors, Inc.
5.13% due 06/01/21[2,3]	1,250,000	1,279,688
Asciano Finance Ltd.
4.63% due 09/23/20[2,3]	980,000	1,040,078
Chicago Bridge & Iron Co.
5.15% due 12/27/22	750,000	753,623
SBM Baleia Azul Sarl
5.50% due 09/15/27	494,600	496,351
Verisk Analytics, Inc.
4.13% due 09/12/22	350,000	362,067
International Lease Finance Corp.
7.13% due 09/01/18[2,3]	250,000	293,750
Embraer S.A.
5.15% due 06/15/22	200,000	217,750
Marquette Transportation Company/
Marquette Transportation Finance Corp.
10.88% due 01/15/17	125,000	133,750
Total Industrials		15,057,305
CONSUMER DISCRETIONARY - 3.7%
Expedia, Inc.
5.95% due 08/15/20	2,090,000	2,323,897
QVC, Inc.
4.38% due 03/15/23[2,3]	800,000	808,747
5.13% due 07/02/22	150,000	158,892
Wyndham Worldwide Corp.
4.25% due 03/01/22	500,000	523,662
MDC Partners, Inc.
11.00% due 11/01/16[2,3]	450,000	499,500
Caesars Entertainment Operating
Company, Inc.
9.00% due 02/15/20[2,3]	460,000	462,875
Continental Airlines 2012-2 Class B
Pass Through Trust
5.50% due 10/29/20	300,000	313,500
Laureate Education, Inc.
9.25% due 09/01/19[2,3]	250,000	277,813
INTCOMEX, Inc.
13.25% due 12/15/14	240,000	247,200
WMG Acquisition Corp.
11.50% due 10/01/18	205,000	240,619
Continental Airlines 2012-1 Class A
Pass Through Trust
4.15% due 04/11/24	150,000	156,938
International Game Technology
5.50% due 06/15/20	125,000	134,604
Delta Air Lines 2011-1 Class B
Pass Through Trust
7.13% due 10/15/14[2]	130,000	133,250
GRD Holdings III Corp.
10.75% due 06/01/19[2,3]	125,000	131,406
Atlas Air 1999-1 Class A-1
Pass Through Trust
7.20% due 01/02/19	113,862	116,139
Stanadyne Corp.
10.00% due 08/15/14	60,000	59,625
Total Consumer Discretionary		6,588,667
INFORMATION TECHNOLOGY - 3.2%
Computer Sciences Corp.
4.45% due 09/15/22	2,250,000	2,385,531
Autodesk, Inc.
3.60% due 12/15/22	2,350,000	2,357,649
Baidu, Inc.
3.50% due 11/28/22	800,000	809,209
Stream Global Services, Inc.
11.25% due 10/01/14	125,000	129,375
iGATE Corp.
9.00% due 05/01/16	75,000	81,656
Total Information Technology		5,763,420
MATERIALS - 3.0%
Goldcorp, Inc.
3.70% due 03/15/23	2,000,000	2,008,433
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[2,3]	850,000	883,142
4.45% due 11/15/21[2,3]	625,000	658,869
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	875,000	886,986
Alcoa, Inc.
5.40% due 04/15/21	530,000	548,873
5.87% due 02/23/22	100,000	106,849
POSCO
5.25% due 04/14/21[2,3]	120,000	138,133
Xstrata Finance Canada Ltd.
4.95% due 11/15/21[2,3]	125,000	134,437
Sonoco Products Co.
4.38% due 11/01/21	120,000	130,156
Total Materials		5,495,878

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
Total return bond fund

	Face
	Amount	Value

ENERGY - 1.9%
Inergy Midstream Limited Partnership/
NRGM Finance Corp.
6.00% due 12/15/20[2,3]	$600,000	$624,000
Reliance Holdings USA, Inc.
5.40% due 02/14/22[2,3]	550,000	613,087
Atlas Pipeline Partners Limited
Partnership/Atlas Pipeline
Finance Corp.
6.63% due 10/01/20[2,3]	500,000	521,250
Crestwood Midstream Partners
Limited Partnership/Crestwood
Midstream Finance Corp.
7.75% due 04/01/19[2,3]	425,000	443,063
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35% due 06/30/21[2,3]	213,750	235,125
Midstates Petroleum Company
Incorporated/Midstates
Petroleum Co LLC
10.75% due 10/01/20[2,3]	200,000	222,000
Penn Virginia Resource Partners
Limited Partnership/Penn Virginia
Resource Finance Corp.
8.25% due 04/15/18	190,000	201,400
Bill Barrett Corp.
7.63% due 10/01/19	125,000	132,813
Equities Corp.
4.88% due 11/15/21	125,000	132,442
Eagle Rock Energy Partners
Limited Partnership/Eagle Rock
Energy Finance Corp.
8.38% due 06/01/19	125,000	131,875
DCP Midstream Operating, LP
4.95% due 04/01/22	100,000	109,178
Total Energy		3,366,233
UTILITIES - 1.4%
Abu Dhabi National Energy Co.
3.63% due 01/12/23[2,3]	2,500,000	2,518,750
CONSUMER STAPLES - 0.6%
US Foods, Inc.
8.50% due 06/30/19[2,3]	500,000	530,625
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[2,3]	242,000	266,200
Harbinger Group, Inc.
7.88% due 07/15/19[2,3]	200,000	211,000
Energizer Holdings, Inc.
4.70% due 05/19/21	125,000	133,348
Total Consumer Staples		1,141,173
TELECOMMUNICATION SERVICES - 0.6%
Unitymedia Hessen GmbH &
Company KG/Unitymedia NRW
GmbH
5.50% due 01/15/23[2,3]	950,000	976,125
WPP Finance 2010
4.75% due 11/21/21	125,000	135,012
Total Telecommunication Services		1,111,137
BERMUDA - 0.2%
Bermuda Government International Bond
4.14% due 01/03/23[2,3]	350,000	367,500
CAYMAN ISLANDS - 0.1%
Government of the Cayman Islands
5.95% due 11/24/19[2,3]	125,000	146,250
BAHAMAS - 0.1%
Commonwealth of the Bahamas
6.95% due 11/20/29[2,3]	110,000	136,125
Total Corporate Bonds
(Cost $90,472,740)		93,379,321
ASSET BACKED SECURITIES†† - 42.4%
KKR Financial CLO 2007-1 Corp.
2.54% due 05/15/21[1,2,3]	2,900,000	2,703,336
1.74% due 05/15/21[1,2,3]	1,100,000	1,047,449
Rockwall CDO II Ltd.
2007-1A, 0.55% due 08/01/24[1,2,3]	1,740,241	1,601,022
2007-1A, 0.85% due 08/01/24[1,2,3]	1,900,000	1,505,617
Drug Royalty II Limited
Partnership 1 2012-1
4.30% due 01/15/25[1,2,3]	2,930,668	2,930,549
Highland Park CDO Ltd.
2006-1A, 0.62% due 11/25/51[1,2,3]	3,129,892	2,702,285
Rockwall CDO Ltd.
2006-1A, 0.80% due 08/01/21[1,2,3]	2,900,000	2,528,886
2006-1A, 0.95% due 08/01/21[1,2,3]	200,000	162,270
Great Lakes CLO 2012-1 Ltd.
4.67% due 01/15/23[1,2,3]	1,250,000	1,252,938
0.00% due 01/15/23[2,3]	1,000,000	1,008,300
ARES CLO Ltd.
2013-1A, 0.00% due 04/15/25[2,3]	1,850,000	1,503,125
2013-3A, 0.00% due 01/17/24[2,3]	750,000	734,318
Argent Securities Incorporated
Asset-Backed Pass-Through
Certificates Series 2005-W3
0.54% due 11/25/35[1]	2,365,468	2,159,266
Westchester CLO Ltd.
2007-1A, 0.74% due 08/01/22[1,2,3]	1,850,000	1,631,071
2007-1A, 0.64% due 08/01/22[1,2,3]	500,000	457,518
Jasper CLO Ltd.
2005-1X, 0.88% due 08/01/17[1]	1,700,000	1,606,500
2005-1A, 0.88% due 08/01/17[1,2,3]	500,000	472,500

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
TOTAL RETURN BOND FUND

	Face
	Amount	Value

Marathon Clo II Ltd.
2005-2A, 1.08% due 12/20/19[1,2,3]	$1,000,000	$950,089
2005-2A, 2.08% due 12/20/19[1,2,3]	1,000,000	921,310
2005-2A, 0.00% due 12/20/19[2,3]	250,000	172,563
T2 Income Fund CLO Ltd.
2007-1A, 1.80% due 07/15/19[1,2,3]	1,250,000	1,158,816
2007-1X, 1.80% due 07/15/19[1]	925,000	857,524
CGRBS Commercial Mortgage Trust
3.70% due 03/15/35	2,100,000	2,012,151
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[2,3]	2,000,000	2,000,000
Westwood Cdo II Ltd.
2007-2A, 1.00% due 04/25/22[1,2,3]	2,200,000	1,967,569
Telos CLO Ltd.
2013-3A, 3.29% due 01/17/24[1,2,3]	2,000,000	1,937,260
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.48% due 11/25/52[1,2,3]	2,059,845	1,883,522
Newstar Trust
2012-2A, 4.56% due 01/20/23[1,2,3]	1,000,000	1,009,890
2012-2A, 3.56% due 01/20/23[1,2,3]	750,000	757,395
Garanti Diversified Payment
Rights Finance Co.
2007-A, 0.49% due 07/09/17	1,872,000	1,760,822
Battalion CLO II Ltd.
2012-2A, 4.30% due 11/15/19[1,2,3]	1,000,000	1,000,180
2012-2A, 3.05% due 11/15/19[1,2,3]	500,000	497,130
MCF CLO LLC
3.95% due 04/20/23	1,500,000	1,475,655
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[2,3]	1,472,250	1,460,281
Global Leveraged Capital Credit
Opportunity Fund
2006-1A, 1.30% due 12/20/18[1,2,3]	1,036,000	936,439
2006-1A, 0.90% due 12/20/18[1,2,3]	250,000	233,295
Domino’s Pizza Master Issuer LLC
2012-1A, 5.22% due 01/25/42[2,3]	985,000	1,105,404
Finn Square CLO Ltd.
2012-1A, 0.00% due 12/24/23[2,3]	1,000,000	1,005,620
CCR, Inc.
2012-CA, 4.75% due 08/10/22[2,3]	950,000	991,240
Telos Clo 2007-2 Ltd.
2.50% due 04/15/22[1,2,3]	1,100,000	973,616
Churchill Financial Cayman Ltd.
2007-1A, 2.91% due 07/10/19[1,2,3]	1,000,000	934,250
ACA CLO 2007-1 Ltd.
1.25% due 06/15/22[1,2,3]	1,075,000	930,434
Liberty CLO Ltd.
2005-1A, 0.67% due 11/01/17[1,2,3]	500,000	470,702
2005-1A, 0.80% due 11/01/17[1,2,3]	500,000	450,224
Aberdeen Loan Funding Ltd.
2008-1A, 1.95% due 11/01/18[1,2,3]	880,000	843,568
Acis CLO 2013-1 Ltd.
3.28% due 04/18/24[1,2,3]	800,000	775,768
Salus CLO 2012-1 Ltd.
5.81% due 03/05/21[1,2,3]	750,000	753,128
Aerco Ltd.
2000-2A, 0.66% due 07/15/25[1,2,3]	967,862	725,510
Central Park CLO Ltd.
2011-1A, 3.50% due 07/23/22[1,2,3]	750,000	716,565
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.54% due 11/14/33[1,2,3]	804,108	715,657
Knightsbridge CLO
2007-1A, 3.06% due 01/11/22[1,2,3]	500,000	470,375
2007-1A, 5.31% due 01/11/22[1,2,3]	250,000	245,053
Grayson CLO Ltd.
2006-1A, 0.71% due 11/01/21[1,2,3]	750,000	647,754
ACS 2007-1 Pass Through Trust
0.51% due 06/14/37[1,2,3]	663,413	619,495
Genesis Funding Ltd.
2006-1A, 0.44% due 12/19/32[1,2,3]	669,481	606,148
Emporia Preferred Funding
1.25% due 10/18/18	650,000	578,921
CapitalSource Commercial Loan Trust
2006-2A, 1.72% due 09/20/22[1,2,3]	546,275	539,355
Pacifica CDO V Corp.
2006-5A, 5.81% due 01/26/20[2,3]	500,000	510,997
GoldenTree Credit Opportunities 2012-1
Financing Ltd.
4.28% due 09/15/24[1,2,3]	500,000	504,985
Cerberus Offshore Levered I, LP
2012-1A, 6.45% due 11/30/18[1,2,3]	250,000	252,113
2012-1A, 5.20% due 11/30/18[1,2,3]	250,000	251,943
GSC Partners Cdo Fund VI Ltd.
2005-6A, 1.15% due 10/23/17[1,2,3]	500,000	486,250
GSC Partners Cdo Fund V Ltd.
2004-5X, 1.54% due 11/20/16[1]	500,000	482,629
GSC Capital Corporation Loan
Funding CLO Ltd.
2006-1A, 0.79% due 02/18/20[1,2,3]	500,000	478,024
Kennecott Funding Ltd.
2006-1A, 1.11% due 01/13/18[1,2,3]	500,000	473,750
TCW Global Project Fund III Ltd.
2005-1A, 0.94% due 09/01/17[1,2,3]	500,000	471,370
Golub Capital Partners Fundings Ltd.
2007-1A, 1.03% due 03/15/22[1,2,3]	500,000	469,325
Airplanes Pass Through Trust
2001-1A, 0.75% due 03/15/19[1]	846,665	465,665
Northwind Holdings LLC
2007-1A, 1.07% due 12/01/37[1,2,3]	521,375	458,810
ICE EM CLO
2007-1A, 1.06% due 08/15/22[1,2,3]	500,000	455,920
Gleneagles CLO Ltd.
2005-1A, 0.85% due 11/01/17[1,2,3]	500,000	455,157
Westwood Cdo I Ltd.
2007-1A, 0.95% due 03/25/21[1,2,3]	500,000	447,550
MC Funding Limited /
MC Funding 2006-1 LLC
1.23% due 12/20/20[1,2,3]	500,000	445,764
NewStar Commercial Loan Trust 2007-1
0.53% due 09/30/22[1,2,3]	472,346	444,654

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
TOTAL RETURN BOND FUND

	Face
	Amount	Value

Black Diamond CLO 2006-1
Luxembourg S.A.
0.99% due 04/29/19[1,2,3]	$500,000	$443,785
Emporia Preferred Funding II Corp.
2006-2A, 0.80% due 10/18/18[1,2,3]	430,000	399,401
MKP CBO I Ltd.
2004-3A, 0.94% due 05/08/39[1,2,3]	333,932	327,283
OFSI Fund Ltd.
2006-1A, 1.13% due 09/20/19[1,2,3]	370,000	321,411
South Coast Funding V
2004-5A, 0.66% due 08/06/39[1,2,3]	249,949	244,950
GSC Partners Cdo Fund VII Ltd.
2006-7A, 1.29% due 05/25/20[1,2,3]	250,000	238,915
Hewettʼs Island Clo V Ltd.
2006-5A, 0.68% due 12/05/18[1,2,3]	250,000	237,500
Carlyle Global Market Strategies
CLO 2012-3 Ltd.
0.00% due 10/04/24[2,3]	250,000	235,215
BlackRock Senior Income Series
2004-1X, 0.00% due 09/15/16	500,000	234,055
Genesis Clo 2007-2 Ltd.
4.31% due 01/10/16[1,2,3]	250,000	232,750
Structured Asset Receivables
Trust Series 2005-1
0.80% due 01/21/15[1,2,3]	247,610	231,218
ACS 2006-1 Pass Through Trust
0.47% due 06/20/31[1,2,3]	247,214	226,819
Drug Royalty Corporation, Inc.
2012-1, 5.55% due 07/15/24[1,2,3]	212,051	218,461
Eastland CLO Ltd.
2007-1A, 0.70% due 05/01/22[1,2,3]	250,000	217,900
CoLTS 2007-1 Corp.
1.08% due 03/20/21[1,2,3]	250,000	205,250
Whitney CLO Ltd.
2004-1A, 2.39% due 03/01/17[1,2,3]	200,000	194,576
NewStar Commercial Loan Trust 2006-1
0.55% due 03/30/22[1,2,3]	150,635	146,869
Raspro Trust
2005-1A, 0.68% due 03/23/24[1,2,3]	154,774	130,784
Castle Trust
2003-1AW, 0.95% due 05/15/27[1,2,3]	125,780	115,718
Vega Containervessel plc
2006-1A, 5.56% due 02/10/21[2,3]	117,848	114,018
Total Asset Backed Securities
(Cost $74,219,776)		76,369,412
SENIOR FLOATING RATE INTERESTS†† - 11.8%
CONSUMER DISCRETIONARY - 4.2%
Centaur LLC
5.25% due 02/20/19	1,050,000	1,064,437
Nuveen Investments, Inc.
5.20% due 05/13/17	750,000	763,530
Party City Holdings, Inc.
4.25% due 07/27/19	749,000	754,034
AOT Bedding Super Holdings LLC
5.00% due 10/01/19	648,375	656,805
6.00% due 10/01/19	1,625	1,646
FleetPride, Inc.
5.25% due 11/19/19	548,625	554,523
9.25% due 05/15/20	100,000	100,000
Endurance International Group, Inc.
6.25% due 11/09/19	648,375	652,025
BJ’s Wholesale Club, Inc.
4.25% due 09/26/19	598,750	603,863
First Data Corp.
5.20% due 09/24/18	500,000	503,265
Equinox Fitness
5.50% due 01/31/20	400,000	406,500
Patheon, Inc.
7.25% due 12/14/18	399,000	404,985
Smart & Final, Inc.
5.75% due 11/15/19	299,250	303,365
6.75% due 11/15/19	750	760
Cannery Casino Resorts LLC
6.00% due 10/02/18	199,000	202,270
Seven Seas Cruises S de RL LLC
4.75% due 12/21/18	148,125	149,791
RGIS Services LLC
4.53% due 10/18/16	124,060	124,370
Intrawest ULC
7.00% due 12/03/17	100,000	101,813
Navistar Financial Corp.
7.00% due 08/17/17	89,775	90,650
Rock Ohio Caesars LLC
8.50% due 08/19/17	50,000	51,375
Container Store, Inc.
6.25% due 04/06/19	39,699	39,964
Travelport LLC
5.05% due 08/23/15	20,000	19,869
Keystone Automotive Operations, Inc.
9.75% due 03/30/16	9,842	9,965
10.25% due 03/30/16	108	109
Total Consumer Discretionary		7,559,914
INFORMATION TECHNOLOGY - 2.0%
Riverbed Technology, Inc.
4.00% due 12/18/19	1,369,524	1,381,082
SumTotal Systems, Inc.
6.25% due 11/16/18	698,250	697,817
7.25% due 11/16/18	1,750	1,749
Associated Partners, Inc.
6.70% due 12/21/15	500,000	488,576
SRS Holdings Ltd.
4.75% due 08/28/19	350,000	351,096
Mmodal, Inc.
6.75% due 08/16/19	213,420	205,818
Verint Systems, Inc.
4.00% due 08/14/19	200,000	201,166
Ceridian Corp.
5.95% due 05/09/17	169,628	172,536

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
TOTAL RETURN BOND FUND

	Face
	Amount	Value

SunGard Data Systems, Inc.
4.00% due 03/07/20	$100,000	$100,906
Shield Finance Co.
6.50% due 05/10/19	39,700	40,047
First Data Corp.
4.20% due 03/23/18	20,000	19,913
Aspect Software, Inc.
7.00% due 05/07/16	17,840	18,033
Total Information Technology		3,678,739
TELECOMMUNICATION SERVICES - 1.3%
Avaya, Inc.
4.78% due 10/26/17	1,249,185	1,177,668
Windstream Corp.
3.50% due 01/23/20	498,750	503,429
4.00% due 08/08/19	198,500	201,106
Asurion Corp.
4.50% due 05/24/19	279,300	282,059
Level 3 Financing, Inc.
5.25% due 08/01/19	140,000	141,785
UPC Financing Partnership
3.70% due 12/31/17	90,000	90,428
Univision Communications, Inc.
4.45% due 03/31/17	19,064	19,145
Total Telecommunication Services		2,415,620
INDUSTRIALS - 1.3%
AABS Ltd.
due 01/12/38[5]	494,792	504,212
Advanced Disposal Services, Inc.
4.25% due 10/05/19	448,875	453,458
Sabre, Inc.
5.25% due 02/19/19	377,382	382,096
6.25% due 02/19/19	946	958
Realogy Group LLC
4.50% due 03/05/20	250,000	253,230
CPG International, Inc.
5.75% due 09/21/19	248,750	250,927
CPM Holdings, Inc.
6.25% due 08/29/17	179,100	179,884
10.25% due 03/01/18	70,000	70,350
Laureate Education, Inc.
5.25% due 06/15/18	218,331	220,379
IPC Systems, Inc.
7.75% due 07/31/17	60,000	59,400
Total Industrials		2,374,894
FINANCIALS - 0.9%
CNO Financial Group, Inc.
5.00% due 09/28/18	669,036	675,866
RPI Finance Trust
3.50% due 05/09/18	497,815	504,974
Confie seguros Holding II Co.
6.50% due 11/09/18	199,500	200,498
Excelitas Technologies Corp.
5.00% due 11/29/16	138,933	139,628
iStar Financial, Inc.
7.00% due 03/19/17	40,000	42,588
Total Financials		1,563,554
HEALTH CARE - 0.7%
Hologic, Inc.
4.50% due 07/19/19	497,500	503,719
One Call Medical, Inc.
5.50% due 08/19/19	418,950	421,832
Ardent Medical Services, Inc.
6.75% due 07/02/18	149,625	152,119
PRA International
6.50% due 12/10/17	150,000	152,063
Total Health Care		1,229,733
CONSUMER STAPLES - 0.6%
Acosta, Inc.
5.00% due 03/02/18	500,000	506,095
Grocery Outlet, Inc.
7.00% due 12/17/18	299,250	300,498
8.11% due 12/17/18	750	753
U.S. Foodservice, Inc.
5.75% due 03/31/17	198,789	201,210
Arctic Glacier USA, Inc.
8.50% due 07/27/18	151,200	153,468
Total Consumer Staples		1,162,024
ENERGY - 0.5%
Sheridan Production Partners LP
5.00% due 09/25/19	464,317	467,993
5.00% due 10/01/19	33,183	33,446
P2 Energy Solutions, Inc.
6.00% due 11/20/18	348,250	349,992
Total Energy		851,431
MATERIALS - 0.3%
Reynolds Group Holdings, Inc.
4.75% due 09/20/18	498,750	505,658
Total Senior Floating Rate Interests
(Cost $20,987,483)		21,341,567
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES†† - 2.8%
Fannie Mae[6]
3.00% due 03/01/28	3,000,000	3,026,040
Freddie Mac[6]
3.00% due 04/24/28	2,000,000	2,003,466
Total U.S. Government Sponsored
Agency Bonds & Notes
(Cost $4,995,000)		5,029,506

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013
Total return bond fund

	Face
	Amount	Value

MORTGAGE BACKED SECURITIES†† - 3.6%
Fannie Mae[6]
3.00% due 02/25/42	$1,600,000	$1,569,000
3.00% due 04/25/43	1,500,000	1,459,695
2013-34, 3.00% due 04/25/43	800,000	780,000
2013-17, 2.50% due 03/25/43	728,112	715,701
Freddie Mac[6]
2013-4184, 3.00% due 03/15/43	950,000	924,469
2013-4180, 3.00% due 03/15/43	800,000	780,000
2013-4172, 3.00% due 02/15/43	349,386	341,657
Total Mortgage Backed Securities
(Cost $6,564,310)		6,570,522
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.5%
BB-UBS Trust 2012-SHOW
4.03% due 11/05/36[1,2,3]	1,500,000	1,399,008
Credit Suisse Mortgage Capital Certificates
2007-TF2A, 0.38% due 04/15/22[1,2,3]	1,366,331	1,340,109
VNO 2012-6AVE Mortgage Trust
3.34% due 11/15/30[1,2,3]	1,000,000	943,952
Wachovia Bank Commercial
Mortgage Trust
2006-C27, 5.80% due 07/15/45[1]	500,000	560,348
BAMLL-DB Trust
2012-OSI, 5.81% due 04/13/29[2,3]	200,000	211,014
Total Collateralized Mortgage Obligations
(Cost $4,392,133)		4,454,431
Total Investments - 115.7%
(Cost $202,843,067)		$208,456,867
Other Assets & Liabilities, net - (15.7)%		(28,235,989)
Total Net Assets - 100.0%		$180,220,878

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at March 28, 2013.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $116,435,171 (cost $112,659,475), or 64.6% of total net assets.
[4]	Perpetual maturity.
[5]	Securities with no rates were unsettled at March 28, 2013.
[6]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

 plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	The GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

Total return bond fund

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 28, 2013
Assets:
Investments, at value
(cost $202,843,067)	$208,456,867
Cash	3,540,892
Prepaid expenses	43,444
Receivables:
Interest	1,515,104
Fund shares sold	1,139,482
Securities sold	1,018,672
Investment advisor	62,050
Total assets	215,776,511
Liabilities:
Reverse Repurchase Agreements	23,833,274
Unfunded loan commitments, at value
(commitment fees received $12,500)	11,393
Payable for:
Securities purchased	11,264,296
Fund shares redeemed	215,244
Management fees	74,633
Distribution and service fees	32,223
Fund accounting/administration fees	14,180
Transfer agent/maintenance fees	10,718
Directors’ fees*	242
Miscellaneous	99,430
Total liabilities	35,555,633
Net assets	$180,220,878
Net assets consist of:
Paid in capital	$174,329,923
Accumulated net investment loss	(62,500)
Accumulated net realized gain on investments	338,548
Net unrealized appreciation on investments	5,614,907
Net assets	$180,220,878
A-Class:
Net assets	$102,712,120
Capital shares outstanding	3,763,318
Net asset value per share	$27.29
Maximum offering price per share
(Net asset value divided by 95.25%)	$28.65
C-Class:
Net assets	$13,737,951
Capital shares outstanding	503,372
Net asset value per share	$27.29
Institutional Class:
Net assets	$63,770,807
Capital shares outstanding	2,334,212
Net asset value per share	$27.32

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 28, 2013

Investment Income:
Interest	$3,581,359
Dividends	66,108
Total investment income	3,647,467

Expenses:
Management fees	344,506
Transfer agent/maintenance fees:
A-Class	51,087
C-Class	9,478
Institutional Class	1,089
Distribution and service fees:
A-Class	89,008
C-Class	48,114
Fund accounting/administration fees	65,455
Short interest expense	75,457
Custodian fees	13,786
Directors’ fees*	4,190
Miscellaneous	93,889
Total expenses	796,059
Less:
Expenses waived by Advisor	(164,868)
Expenses waived by Transfer Agent
A-Class	(25,015)
C-Class	(4,087)
Institutional Class	(1,088)
Expenses waived by Distributor
A-Class	(281)
Total waived expenses	(195,339)
Net expenses	600,720
Net investment income	3,046,747

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	409,119
Net realized gain	409,119
Net change in unrealized appreciation (depreciation) on:
Investments	3,556,052
Unfunded loan commitments	1,107
Net change in unrealized appreciation (depreciation)	3,557,159
Net realized and unrealized gain	3,966,278
Net increase in net assets resulting from operations	$7,013,025

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Total return bond fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Period Ended
	2013	September 30,
	(Unaudited)	2012[a]

Increase (Decrease) In Net Assets From Operations:
Net investment income	$3,046,747	$1,483,594
Net realized gain on investments	409,119	163,371
Net change in unrealized appreciation (depreciation) on investments	3,557,159	2,057,748
Net increase in net assets resulting from operations	7,013,025	3,704,713

Distributions to shareholders from:
Net investment income
A-Class	(1,603,464)	(279,809)
C-Class	(179,392)	(52,740)
Institutional Class	(1,389,649)	(1,088,551)
Net realized gains
A-Class	(123,764)	—
C-Class	(14,771)	—
Institutional Class	(95,407)	—
Total distributions to shareholders	(3,406,447)	(1,421,100)

Capital share transactions:
Proceeds from sale of shares
A-Class	81,681,412	30,335,331
C-Class	10,458,131	7,733,542
Institutional Class	50,005,639	43,072,766
Distributions reinvested
A-Class	1,625,400	240,618
C-Class	186,143	52,073
Institutional Class	1,276,677	857,098
Cost of shares redeemed
A-Class	(13,090,217)	(424,585)
C-Class	(3,772,925)	(1,289,963)
Institutional Class	(33,618,245)	(998,208)
Net increase from capital share transactions	94,752,015	79,578,672
Net increase in net assets	98,358,593	81,862,285

Net assets:
Beginning of period	81,862,285	—
End of period	$180,220,878	$81,862,285
Accumulated/(Undistributed) net investment loss/(income) at end of period	$(62,500)	$63,258

Capital share activity:
Shares sold
A-Class	3,028,693	1,164,807
C-Class	387,431	296,797
Institutional Class	1,854,130	1,684,899
Shares issued from reinvestment of distributions
A-Class	59,998	9,196
C-Class	6,878	1,991
Institutional Class	47,094	33,200
Shares redeemed
A-Class	(483,076)	(16,300)
C-Class	(140,263)	(49,462)
Institutional Class	(1,246,444)	(38,667)
Net increase in shares	3,514,441	3,086,461

a Since commencement of operations: November 30, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

Total return bond fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 28,	September 30,
A-Class	2013[a]	2012[b]
Per Share Data
Net asset value, beginning of period	$26.51	$25.00
Income (loss) from investment operations:
Net investment income[c]	.58	1.08
Net gain on investments (realized and unrealized)	.86	1.35
Total from investment operations	1.44	2.43
Less distributions from:
Net investment income	(.62)	(.92)
Net realized gains	(.04)	—
Total distributions	(.66)	(.92)
Net asset value, end of period	$27.29	$26.51

Total Return[e]	5.57%	9.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$102,712	$30,689
Ratios to average net assets:
Net investment income	4.32%	5.10%
Total expenses	1.26%	1.51%
Net expenses[d,f]	0.95%	0.85%
Portfolio turnover rate	16%	69%

	Period Ended	Period Ended
	March 28,	September 30,
C-Class	2013[a]	2012[b]
Per Share Data
Net asset value, beginning of period	$26.50	$25.00
Income (loss) from investment operations:
Net investment income[c]	.48	.94
Net gain on investments (realized and unrealized)	.86	1.32
Total from investment operations	1.34	2.26
Less distributions from:
Net investment income	(.51)	(.76)
Net realized gains	(.04)	—
Total distributions	(.55)	(.76)
Net asset value, end of period	$27.29	$26.50

Total Return[e]	5.19%	9.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,738	$6,607
Ratios to average net assets:
Net investment income	3.58%	4.38%
Total expenses	2.07%	2.26%
Net expenses[d,f]	1.74%	1.63%
Portfolio turnover rate	16%	69%

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

Total return bond fund

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	March 28,	September 30,
Institutional Class	2013[a]	2012[b]
Per Share Data
Net asset value, beginning of period	$26.54	$25.00
Income (loss) from investment operations:
Net investment income[c]	.63	1.06
Net gain on investments (realized and unrealized)	.86	1.44
Total from investment operations	1.49	2.50
Less distributions from:
Net investment income	(.67)	(.96)
Net realized gains	(.04)	—
Total distributions	(.71)	(.96)
Net asset value, end of period	$27.32	$26.54

Total Return[e]	5.73%	10.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,771	$44,566
Ratios to average net assets:
Net investment income	4.67%	4.91%
Total expenses	0.86%	0.99%
Net expenses[d,f]	0.62%	0.52%
Portfolio turnover rate	16%	69%

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income per share was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after expense waivers, and may include interest expense..
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Excluding interest expense, the operating expense ratios for the periods presented would be:

	3/28/13	9/30/12
A-Class	0.84%	0.82%
C-Class	1.63%	1.59%
Institutional Class	0.52%	0.50%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 28, 2013

INVESTMENT GRADE BOND FUND

OBJECTIVE: Seeks to provide current income.

Holdings Diversification

(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	August 15, 1985
B-Class	October 19, 1993
C-Class	May 1, 2000
Institutional Class	January 29, 2013

Portfolio Composition by Quality Rating*
Fixed Income Instruments
BBB	19.8%
BBB-	13.4%
A	11.7%
BBB+	11.0%
AAA	7.1%
A+	6.2%
B+	4.8%
Other - Investment Grade	20.7%
Other - Non-Investment Grade	4.9%
Other Instruments
Preferred Stocks	0.4%
Common Stocks	0.0%
Total Investments	100%

The chart above reflects percentages of the value of total investments.

*	Source: Factset. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Unrated securities do not necessarily indicate low credit quality. Security ratings are determined at the time of purchase and may change thereafter.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 28, 2013
INVESTMENT GRADE BOND FUND

	Shares	Value

COMMON STOCKS† - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Harry & David Holdings, Inc.*	7	$630
MATERIALS - 0.0%
Constar International Holdings LLC*,†††,1	68	—
Total Common Stocks
(Cost $570)		630
PREFERRED STOCKS††† - 0.4%
Woodbourne Capital Trust III
0.03% due1,2,3,4,5	950,000	109,170
Woodbourne Capital Trust I
0.03% due1,2,3,4,5	950,000	109,169
Woodbourne Capital Trust IV
0.03% due1,2,3,4,5	950,000	109,169
Woodbourne Capital Trust II
0.03% due1,2,3,4,5	950,000	109,169
Constar International Holdings LLC*,1	7	—
Total Preferred Stocks
(Cost $3,818,354)		436,677

	Face
	Amount

CORPORATE BONDS†† - 60.3%
FINANCIALS - 22.5%
ING US, Inc.
5.50% due 07/15/22[4,5]	$1,750,000	1,936,187
Prudential Financial, Inc.
5.63% due 06/15/43[2]	1,750,000	1,811,249
Infinity Property & Casualty Corp.
5.00% due 09/19/22	1,700,000	1,766,335
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	1,700,000	1,744,797
Kilroy Realty, LP
3.80% due 01/15/23	1,400,000	1,433,895
First American Financial Corp.
4.30% due 02/01/23	1,250,000	1,300,904
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,200,000	1,269,215
American Tower Trust I
3.07% due 03/15/23[4,5]	1,250,000	1,260,000
Macquarie Group Ltd.
6.25% due 01/14/21[4,5]	800,000	888,816
7.63% due 08/13/19[4,5]	300,000	362,370
Caribbean Development Bank
4.38% due 11/09/27[4,5]	1,250,000	1,242,751
Kaupthing Bank HF
3.49% due 01/15/10[4,5,6]	5,000,000	1,200,000
Ford Motor Credit Company LLC
5.00% due 05/15/18	1,000,000	1,101,410
Jefferies Group LLC
5.13% due 01/20/23	1,000,000	1,058,776
Nuveen Investments, Inc.
9.13% due 10/15/17[4,5]	1,000,000	1,032,500
Wilton Re Finance LLC
5.88% due 03/30/33[2,4,5]	1,000,000	1,010,083
Lancashire Holdings Ltd.
5.70% due 10/01/22[4,5]	900,000	892,823
Jones Lang LaSalle, Inc.
4.40% due 11/15/22	800,000	822,963
Carlyle Holdings Finance LLC
3.88% due 02/01/23[4,5]	700,000	717,002
CNO Financial Group, Inc.
6.38% due 10/01/20[4,5]	550,000	585,063
Nationstar Mortgage LLC/
Nationstar Capital Corp.
7.88% due 10/01/20[4,5]	500,000	552,500
Torchmark Corp.
7.88% due 05/15/23	350,000	465,050
General Electric Capital Corp.
7.13% due 12/15/49[2,3]	250,000	290,766
EPR Properties
5.75% due 08/15/22	100,000	109,192
Hospitality Properties Trust
5.00% due 08/15/22	100,000	106,560
Residential Capital LLC
6.50% due 06/01/12[6]	350,000	105,000
TIG Holdings, Inc.
8.60% due 01/15/27[4,5]	34,000	31,195
Total Financials		25,097,402
INFORMATION TECHNOLOGY - 9.8%
Amphenol Corp.
4.00% due 02/01/22	3,500,000	3,665,977
Computer Sciences Corp.
4.45% due 09/15/22	2,150,000	2,279,506
Autodesk, Inc.
3.60% due 12/15/22	1,500,000	1,504,883
First Data Corp.
6.75% due 11/01/20[4,5]	1,000,000	1,042,500
8.75% due 01/15/22[4,5]	250,000	264,375
Motorola Solutions, Inc.
3.50% due 03/01/23	1,250,000	1,257,373
BMC Software, Inc.
4.25% due 02/15/22	950,000	958,423
Total Information Technology		10,973,037
MATERIALS - 7.2%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4,5]	1,200,000	1,246,789
4.45% due 11/15/21[4,5]	500,000	527,095
Goldcorp, Inc.
3.70% due 03/15/23	1,750,000	1,757,380
Freeport-McMoRan Copper &
Gold, Inc.
3.88% due 03/15/23[4,5]	1,300,000	1,303,761
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,250,000	1,267,123
IAMGOLD Corp.
6.75% due 10/01/20[4,5]	1,250,000	1,203,125

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
INVESTMENT GRADE BOND FUND

	Face
	Amount	Value

APERAM
7.75% due 04/01/18[4,5]	$675,000	$671,625
Georgia-Pacific LLC
8.00% due 01/15/24	51,000	70,576
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	22,194
Constar International, Inc
11.00% due 12/31/17[4]	5,557	7,695
Total Materials		8,077,363
CONSUMER DISCRETIONARY - 7.0%
Expedia, Inc.
5.95% due 08/15/20	1,530,000	1,701,226
Continental Airlines 2012-2
Class A Pass Through Trust
4.00% due 10/29/24	1,200,000	1,248,000
Sabre, Inc.
8.50% due 05/15/19[4,5]	1,150,000	1,247,750
AmeriGas Finance LLC/
AmeriGas Finance Corp.
7.00% due 05/20/22	825,000	897,187
WMG Acquisition Corp.
11.50% due 10/01/18	750,000	880,313
QVC, Inc.
4.38% due 03/15/23[4,5]	500,000	505,467
Caesars Entertainment Operating
Company, Inc.
9.00% due 02/15/20[4,5]	400,000	402,500
GRD Holdings III Corp.
10.75% due 06/01/19[4,5]	250,000	262,813
Wyndham Worldwide Corp.
3.90% due 03/01/23	250,000	250,818
Stanadyne Corp.
10.00% due 08/15/14	240,000	238,500
Yonkers Racing Corp.
11.38% due 07/15/16[4,5]	100,000	107,250
Affinia Group, Inc.
9.00% due 11/30/14	30,000	30,075
Total Consumer Discretionary		7,771,899
INDUSTRIALS - 6.0%
Penske Truck Leasing Company
Lp/PTL Finance Corp.
4.88% due 07/11/22[4,5]	1,300,000	1,370,928
4.25% due 01/17/23[4,5]	500,000	503,602
Asciano Finance Ltd.
4.63% due 09/23/20[4,5]	1,450,000	1,538,890
Dun & Bradstreet Corp.
4.38% due 12/01/22	1,150,000	1,169,172
Verisk Analytics, Inc.
4.13% due 09/12/22	850,000	879,305
Chicago Bridge & Iron Co.
5.15% due 12/27/22	750,000	753,623
SBM Baleia Azul Sarl
5.50% due 09/15/27	494,600	496,351
Total Industrials		6,711,871
ENERGY - 4.9%
Eagle Rock Energy Partners
Limited Partnership/
Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	1,250,000	1,318,750
Legacy Reserves Limited Partnership/
Legacy Reserves Finance Corp.
8.00% due 12/01/20[4,5]	1,200,000	1,241,999
Midstates Petroleum Company
Incorporated/Midstates
Petroleum Co LLC
10.75% due 10/01/20[4,5]	600,000	666,000
BreitBurn Energy Partners Limited
Partnership/BreitBurn Finance Corp.
7.88% due 04/15/22	600,000	642,000
Penn Virginia Resource Partners Limited
Partnership/Penn Virginia
Resource Finance Corp.
8.25% due 04/15/18	300,000	318,000
Magnum Hunter Resources Corp.
9.75% due 05/15/20[4,5]	270,000	283,500
SESI LLC
7.13% due 12/15/21	250,000	279,688
Hiland Partners Limited Partnership/
Hiland Partners Finance Corp.
7.25% due 10/01/20[4,5]	250,000	273,125
Penn Virginia Resource Partners Limited
Partnership/Penn Virginia Resource
Finance Corporation II
8.38% due 06/01/20	150,000	157,500
Crestwood Midstream Partners Limited
Partnership/Crestwood Midstream
Finance Corp.
7.75% due 04/01/19	150,000	156,375
Exterran Holdings, Inc.
7.25% due 12/01/18	125,000	134,375
Williams Companies, Inc.
8.75% due 03/15/32	12,000	16,156
Total Energy		5,487,468
TELECOMMUNICATION SERVICES - 2.4%
Univision Communications, Inc.
6.75% due 09/15/22[4,5]	1,250,000	1,350,000
Avaya, Inc.
7.00% due 04/01/19[4,5]	650,000	635,375
Lynx I Corp.
5.38% due 04/15/21[4,5]	300,000	312,000
Zayo Group LLC/Zayo Capital, Inc.
10.13% due 07/01/20	170,000	200,175
Nortel Networks Ltd.
6.88% due 09/01/23[6]	31,000	15,965
Total Telecommunication Services		2,513,515
CONSUMER STAPLES - 0.5%
Energizer Holdings, Inc.
4.70% due 05/24/22	500,000	532,112
Total Corporate Bonds
(Cost $69,325,590)		67,164,667

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 28, 2013
INVESTMENT GRADE BOND FUND

	Face
	Amount	Value

ASSET BACKED SECURITIES†† - 35.7%
Willis Engine Securitization Trust II
5.50% due 09/15/37[4,5]	$2,699,125	$2,677,180
KKR Financial CLO 2007-1 Corp.
1.74% due 05/15/21[2,4,5]	1,650,000	1,571,174
2.54% due 05/15/21[2,4,5]	1,000,000	932,185
Jasper CLO Ltd.
0.88% due 08/01/17[2]	1,400,000	1,323,000
0.88% due 08/01/17[2,4,5]	800,000	756,000
West Coast Funding Ltd.
0.42% due 11/02/41[2,4,5]	2,160,048	2,048,221
Argent Securities Incorporated
Asset-Backed Pass-Through
Certificates Series 2005-W3
0.54% due 11/25/35[2]	2,047,040	1,868,595
Northwoods Capital Viii Ltd.
2.30% due 07/28/22[2,4,5]	1,950,000	1,784,621
Emporia Preferred Funding
1.25% due 10/18/18	2,000,000	1,781,295
Garanti Diversified Payment
Rights Finance Co.
0.49% due 07/09/17	1,872,000	1,760,822
CKE Restaurant Holdings, Inc.
4.47% due 03/20/43[4,5]	1,750,000	1,750,000
T2 Income Fund CLO Ltd.
1.80% due 07/15/19[2,4,5]	1,600,000	1,483,284
1.80% due 07/15/19[2]	250,000	231,763
Newcastle Cdo Viii 1 Ltd.
0.48% due 11/25/52[2,4,5]	1,812,664	1,657,500
Gleneagles CLO Ltd.
0.85% due 11/01/17[2,4,5]	1,500,000	1,365,470
Aberdeen Loan Funding Ltd.
1.95% due 11/01/18[2,4,5]	1,320,000	1,265,352
Battalion CLO II Ltd.
4.30% due 11/15/19[2,4,5]	1,250,000	1,250,225
Telos CLO Ltd.
3.29% due 01/17/24[2,4,5]	1,250,000	1,210,788
Grayson CLO Ltd.
0.71% due 11/01/21[2,4,5]	1,400,000	1,209,140
Knightsbridge CLO
3.06% due 01/11/22[2,4,5]	1,250,000	1,175,938
Great Lakes CLO 2012-1 Ltd.
4.67% due 01/15/23[2,4,5]	1,000,000	1,002,350
Drug Royalty II Limited
Partnership 1 2012-1
4.30% due 01/15/25[2,4,5]	976,889	976,850
Telos Clo 2007-2 Ltd.
2.50% due 04/15/22[2,4,5]	1,100,000	973,616
CGRBS Commercial Mortgage Trust
3.70% due 03/15/35	1,000,000	958,167
MCF CLO LLC
3.95% due 04/20/23	900,000	885,393
Rockwall CDO II Ltd.
0.85% due 08/01/24[2,4,5]	1,100,000	871,673
ICE EM CLO
1.06% due 08/15/22[2,4,5]	850,000	775,064
Newstar Trust
3.56% due 01/20/23[2,4,5]	750,000	757,395
Acis CLO 2013-1 Ltd.
3.28% due 04/18/24[2,4,5]	500,000	484,855
Marathon Clo II Ltd.
1.08% due 12/20/19[2,4,5]	500,000	475,044
Golub Capital Partners Fundings Ltd.
1.03% due 03/15/22[2,4,5]	500,000	469,325
Cerberus Offshore Levered I, LP
5.20% due 11/30/18[2,4,5]	450,000	453,497
Latitude CLO II Corp.
1.08% due 12/15/18[2,4,5]	500,000	423,695
Eastland CLO Ltd.
0.70% due 05/01/22[2,4,5]	450,000	392,220
Westwood Cdo I Ltd.
0.95% due 03/25/21[2,4,5]	400,000	358,040
Credit-Based Asset Servicing and
Securitization LLC
0.46% due 08/25/35[2]	259,529	253,392
Carlyle Global Market Strategies
CLO 2012-3 Ltd.
due 10/04/24[4,5]	250,000	235,215
Total Asset Backed Securities
(Cost $39,383,295)		39,848,344
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.1%
COMM 2006-FL12 Mortgage Trust
0.33% due 12/15/20[2,4,5]	1,300,000	1,245,732
VNO 2012-6AVE Mortgage Trust
3.34% due 11/15/30[2,4,5]	1,250,000	1,179,940
Credit Suisse Mortgage Capital Certificates
2007-TF2A,
0.38% due 04/15/22[2,4,5]	1,120,392	1,098,889
MASTR Adjustable Rate Mortgages Trust
2003-5,
2.32% due 11/25/33[2]	1,094,442	1,034,753
JP Morgan Mortgage Trust 2006-A3
2.91% due 04/25/36[2]	44,686	38,320
Total Collateralized Mortgage Obligations
(Cost $4,643,727)		4,597,634

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 28, 2013
INVESTMENT GRADE BOND FUND

	Face
	Amount	Value

MORTGAGE BACKED SECURITIES†† - 3.8%
Fannie Mae[7]
3.00% due 02/25/42	$1,000,000	$980,625
3.00% due 04/25/43	1,000,000	973,130
2013-17, 2.50% due 03/25/43	546,084	536,776
2013-34, 3.00% due 04/25/43	500,000	487,500
1990-108, 7.00% due 09/25/20	11,283	12,632
Freddie Mac[7]
2013-4184, 3.00% due 03/15/43	600,000	583,875
2013-4180, 3.00% due 03/15/43	500,000	487,500
2013-4172, 3.00% due 02/15/43	199,649	195,233
Ginnie Mae
#518436, 7.25% due 09/15/29	9,945	11,881
#1849, 8.50% due 08/20/24	1,601	1,900
Total Mortgage Backed Securities
(Cost $4,263,320)		4,271,052
SENIOR FLOATING RATE INTERESTS†† - 2.6%
CONSUMER DISCRETIONARY - 1.5%
Landry’s, Inc.
4.75% due 04/24/18	797,985	803,969
Party City Holdings, Inc.
4.25% due 07/27/19	450,000	453,024
Ollie’s Holdings, Inc.
5.25% due 09/28/19	398,933	400,928
6.25% due 09/28/19	67	67
Total Consumer Discretionary		1,657,988
INDUSTRIALS - 0.5%
AABS Ltd.
due 01/12/38[8]	494,792	504,213
TELECOMMUNICATION SERVICES - 0.4%
Asurion Corp.
4.50% due 05/24/19	473,813	478,494
INFORMATION TECHNOLOGY - 0.2%
NuSil Corp.
5.00% due 04/07/17	250,000	251,485
Total Senior Floating Rate Interests
(Cost $2,863,745)		2,892,180
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES†† - 1.6%
Fannie Mae[7]
3.00% due 03/01/28	1,500,000	1,513,020
Freddie Mac[7]
3.00% due 04/24/28	250,000	250,433
Total U.S. Government Sponsored Agency Bonds & Notes
(Cost $1,749,375)		1,763,453
Total Investments - 108.5%
(Cost $126,047,976)		$120,974,637
Other Assets & Liabilities, net - (8.5)%		(9,478,460)
Total Net Assets - 100.0%		$111,496,177

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at March 28, 2013.
[3]	Perpetual maturity.
[4]	Security was acquired through a private placement.
[5]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $63,418,915 (cost $69,292,580), or 56.9% of total net assets.
[6]	Security is in default of interest and/or principal obligations.
[7]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[8]	Securities with no rates were unsettled at March 28, 2013.
plc — Public Limited Company

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 28, 2013

Assets:
Investments, at value
(cost $126,047,976)	$120,974,637
Cash	5,754,636
Prepaid expenses	59,000
Receivables:
Interest	1,156,460
Fund shares sold	143,962
Securities sold	41,550
Investment advisor	20,257
Total assets	128,150,502
Liabilities:
Reverse Repurchase Agreements	10,556,394
Payable for:
Securities purchased	5,891,000
Management fees	50,366
Distribution and service fees	42,958
Fund shares redeemed	41,452
Transfer agent/maintenance fees	25,279
Fund accounting/administration fees	9,569
Miscellaneous	37,307
Total liabilities	16,654,325
Net assets	$111,496,177
Net assets consist of:
Paid in capital	$145,208,193
Accumulated net investment loss	(794,081)
Accumulated net realized loss on investments	(27,844,596)
Net unrealized depreciation on investments	(5,073,339)
Net assets	$111,496,177
A-Class:
Net assets	$83,773,373
Capital shares outstanding	4,628,912
Net asset value per share	$18.10
Maximum offering price per share
(Net asset value divided by 95.25%)	$19.00
B-Class:
Net assets	$3,961,328
Capital shares outstanding	219,795
Net asset value per share	$18.02
C-Class:
Net assets	$23,675,777
Capital shares outstanding	1,313,865
Net asset value per share	$18.02
Institutional Class:
Net assets	$85,699
Capital shares outstanding	4,737
Net asset value per share	$18.09

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 28, 2013

Investment Income:
Interest	$2,585,828
Dividends	48,074
Total investment income	2,633,902

Expenses:
Management fees	309,728
Transfer agent/maintenance fees:
A-Class	42,613
B-Class	16,240
C-Class	15,872
Institutional Class	23
Distribution and service fees:
A-Class	118,828
B-Class	23,146
C-Class	120,943
Fund accounting/administration fees	58,848
Custodian fees	9,088
Directors’ fees*	2,585
Short interest expense	1,732
Miscellaneous	102,518
Total expenses	822,164
Less:
Expenses waived by Advisor	(84,428)
Net expenses	737,736
Net investment income	1,896,166

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,415,957
Net realized gain	4,415,957
Net change in unrealized appreciation (depreciation) on:
Investments	(2,748,255)
Net change in unrealized appreciation (depreciation)	(2,748,255)
Net realized and unrealized gain	1,667,702
Net increase in net assets resulting from operations	$3,563,868

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

INVESTMENT GRADE Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	March 28,	Period	Year Ended
	2013	January 1, 2012 to	December 31,
	(Unaudited)	September 30, 2012*	2011
Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,896,166	$1,922,944	$3,058,705
Net realized gain on investments	4,415,957	3,240,322	4,283,027
Net change in unrealized appreciation (depreciation) on investments	(2,748,255)	594,344	1,480,670
Net increase in net assets resulting from operations	3,563,868	5,757,610	8,822,402

Distributions to shareholders from:
Net investment income
A-Class	(1,892,001)	(1,667,477)	(2,826,791)
B-Class	(69,376)	(56,394)	(163,490)
C-Class	(362,294)	(198,803)	(387,040)
Institutional Class	(195)	—	—
Total distributions to shareholders	(2,323,866)	(1,922,674)	(3,377,321)

Capital share transactions:
Proceeds from sale of shares
A-Class	7,153,658	26,514,619	39,286,253
B-Class	254,307	275,745	818,444
C-Class	8,286,346	4,568,614	10,055,180
Institutional Class	85,429	—	—
Distributions reinvested
A-Class	1,792,951	1,568,311	2,735,299
B-Class	69,099	55,984	159,803
C-Class	337,768	179,367	350,390
Institutional Class	195	—	—
Cost of shares redeemed
A-Class	(24,182,053)	(42,083,170)	(39,246,016)
B-Class	(1,584,797)	(2,325,537)	(5,993,615)
C-Class	(6,116,334)	(6,456,899)	(8,456,927)
Institutional Class	—	—	—
Net decrease from capital share transactions	(13,903,431)	(17,702,966)	(291,189)
Net decrease in net assets	(12,663,429)	(13,868,030)	5,153,892

Net assets:
Beginning of period	124,159,606	138,027,636	132,873,744
End of period	$111,496,177	$124,159,606	$138,027,636
Accumulated net investment loss at end of period	$(794,081)	$(366,381)	$(851,755)

Capital share activity:
Shares sold
A-Class	888,434	1,505,088	2,274,433 [1]
B-Class	153,475	15,659	47,365 [1]
C-Class	1,043,711	259,849	585,456 [1]
Institutional Class	4,726	—	—
Shares issued from reinvestment of distributions
A-Class	99,312	88,635	159,535 [1]
B-Class	3,846	3,181	9,396 [1]
C-Class	18,791	10,189	20,540 [1]
Institutional Class	11	—	—
Shares redeemed
A-Class	(1,831,619)	(2,382,513)	(2,276,378)[1]
B-Class	(227,512)	(132,678)	(352,073)[1]
C-Class	(923,188)	(368,365)	(493,586)[1]
Institutional Class	—	—	—
Net decrease in shares	(770,013)	(1,000,955)	(25,312)[1]

* The Fund changed its fiscal year from December 31 to September 30 in 2012.

 1 The share activity for the period January 1, 2011 through April 8, 2011 has been restated to reflect 1:4 reverse share split effective April 8, 2011.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE Bond Fund

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	December 31,	December 31,	December 31,	December 31,
A-Class	2013[a]	2012[g]	2011[f]	2010[f]	2009[f]	2008[f]
Per Share Data
Net asset value, beginning of period	$17.92	$17.41	$16.71	$16.20	$15.12	$17.96
Income (loss) from investment operations:
Net investment income[b]	.29	.27	.42	.40	.48	.80
Net gain (loss) on investments (realized and unrealized)	.25	.51	.74	.59	1.12	(2.76)
Total from investment operations	.54	.78	1.16	.99	1.60	(1.96)
Less distributions from:
Net investment income	(.36)	(.27)	(.46)	(.48)	(.52)	(.88)
Total distributions	(.36)	(.27)	(.46)	(.48)	(.52)	(.88)
Net asset value, end of period	$18.10	$17.92	$17.41	$16.71	$16.20	$15.12

Total Return[e]	3.01%	4.51%	6.94%	6.11%	10.63%	(11.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$83,773	$98,063	$108,999	$101,971	$104,972	$48,201
Ratios to average net assets:
Net investment income	3.23%	2.04%	2.43%	2.51%	3.04%	4.80%
Total expenses	1.12%	1.15%	1.15%	1.21%	1.31%	1.23%
Net expenses[c,h]	1.01%	1.00%	1.00%	0.98%	0.95%	0.95%
Portfolio turnover rate	73%	52%	43%	39%	89%	34%

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	December 31,	December 31,	December 31,	December 31,
B-Class	2013[a]	2012[g]	2011[f]	2010[f]	2009[f]	2008[f]
Per Share Data
Net asset value, beginning of period	$17.82	$17.32	$16.62	$16.12	$15.04	$17.88
Income (loss) from investment operations:
Net investment income[b]	.22	.16	.29	.28	.36	.68
Net gain (loss) on investments (realized and unrealized)	.24	.51	.74	.54	1.12	(2.80)
Total from investment operations	.46	.67	1.03	.82	1.48	(2.12)
Less distributions from:
Net investment income	(.26)	(.17)	(.33)	(.32)	(.40)	(.72)
Total distributions	(.26)	(.17)	(.33)	(.32)	(.40)	(.72)
Net asset value, end of period	$18.02	$17.82	$17.32	$16.62	$16.12	$15.04

Total Return[e]	2.62%	3.91%	6.35%	5.08%	9.87%	(12.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,961	$5,168	$6,993	$11,619	$16,249	$6,281
Ratios to average net assets:
Net investment income	2.48%	1.29%	1.72%	1.76%	2.31%	4.04%
Total expenses	2.47%	2.12%	1.92%	1.95%	2.06%	1.98%
Net expenses[c,h]	1.76%	1.75%	1.75%	1.73%	1.70%	1.70%
Portfolio turnover rate	73%	52%	43%	39%	89%	34%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

INVESTMENT GRADE Bond Fund

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 28,	September 30,	December 31,	December 31,	December 31,	December 31,
C-Class	2013[a]	2012[g]	2011[f]	2010[f]	2009[f]	2008[f]
Per Share Data
Net asset value, beginning of period	$17.82	$17.31	$16.62	$16.12	$15.04	$17.84
Income (loss) from investment operations:
Net investment income[b]	.22	.17	.29	.28	.36	.68
Net gain (loss) on investments (realized and unrealized)	.24	.51	.73	.54	1.12	(2.76)
Total from investment operations	.46	.68	1.02	.82	1.48	(2.08)
Less distributions from:
Net investment income	(.26)	(.17)	(.33)	(.32)	(.40)	(.72)
Total distributions	(.26)	(.17)	(.33)	(.32)	(.40)	(.72)
Net asset value, end of period	$18.02	$17.82	$17.31	$16.62	$16.12	$15.04

Total Return[e]	2.62%	3.95%	6.32%	5.05%	9.85%	(11.85%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,676	$20,929	$22,035	$19,284	$20,843	$3,256
Ratios to average net assets:
Net investment income	2.48%	1.29%	1.68%	1.76%	2.28%	4.05%
Total expenses	1.91%	1.92%	1.90%	1.96%	2.05%	1.98%
Net expenses[c,h]	1.76%	1.75%	1.75%	1.73%	1.70%	1.70%
Portfolio turnover rate	73%	52%	43%	39%	89%	34%

Period Ended
March 28,
Institutional Class	2013[a,d]
Per Share Data
Net asset value, beginning of period	$18.00
Income (loss) from investment operations:
Net investment income[b]	.11
Net gain on investments (realized and unrealized)	.08
Total from investment operations	.19
Less distributions from:
Net investment income	(.10)
Total distributions	(.10)
Net asset value, end of period	$18.09

Total Return[e]	1.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$86
Ratios to average net assets:
Net investment income	3.63%
Total expenses	1.31%
Net expenses[c,h]	0.78%
Portfolio turnover rate	73%

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS .

INVESTMENT GRADE Bond Fund

FINANCIAL HIGHLIGHTS (concluded)

[a]	Unaudited figures for the period ended March 28, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers, and may include interest.
[d]	Since commencement of operations: January 29, 2013.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Per share amounts for the years ended December 31, 2008 – December 31, 2010 and the period January 1, 2011 through April 8, 2011 have been restated to reflect 1:4 reverse share split effective April 8, 2011.
[g]	The Fund changed its fiscal year end from December 31 to September 30 in 2012.
[h]	Excluding interest expense, the operating expense ratios for the period presented would be:

3/28/13
A-Class	1.01%
B-Class	1.76%
C-Class	1.76%
Institutional Class	0.77%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization, and Significant Accounting Policies

Organization

Security Income Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a non-diversified open-ended management investment company of the series type. The Trust is authorized to issue an unlimited number of shares. The shares of the Trust are currently issued in multiple series, with each series, in effect, representing a separate fund. The Trust accounts for the assets of each fund separately.

Effective January 13, 2012, the TS&W/Claymore Tax-Advantage Balance Fund (“TYW”) was reorganized with and into the Municipal Income Fund. For financial reporting purposes, TYW’s financial and performance history prior to the reorganization has been carried forward and is reflected in the Municipal Income Fund’s financial statements and financial highlights.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

As of January 1, 2012, A-Class, C-Class and Institutional Class shares of High Yield Fund are subject to a 2% redemption fee when shares are redeemed or exchanged within 90 days of purchase.

At March 28, 2013, the Trust consisted of six separate funds (the “Funds”).

Guggenheim Investments (“GI”) provides advisory, administrative and accounting services to the Funds. Rydex Fund Services, LLC (“RFS”) acts as the transfer agent to the Funds. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter to the Funds. GI, RFS and GDL are affiliated entities.

Guggenheim Partners Investment Management (“GPIM”), an affiliate of GI serves as investment sub-advisor (the “Sub-Advisor”) to the Municipal Income Fund and is responsible for the day-to-day management of the Fund’s portfolio.

Significant Accounting Policies

Since March 28, 2013 represents the last day during the Funds’ semi-annual period on which the New York Stock Exchange was open for trading, the Funds’ financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculations used for shareholder transactions.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Security Valuation – Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Exchange Traded Funds ("ETFs") and Exchange Traded Notes ("ETNs") are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The senior floating rate interests (loans) in which certain Funds invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and salability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

B.   Senior loans in which the Funds invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 28, 2013.

C.   Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

D.   The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

E.   Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, and transfer agent fees are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

F.   The Funds declare dividends from investment income daily. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

G.   Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 28, 2013, there were no earnings credits received.

H.   Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Management fees are paid monthly to GI based on the following annual rates:

Management Fees
Fund	(as a % of net assets)
Floating Rate Strategies Fund	0.65%
High Yield Fund	0.60%
Macro Opportunities Fund	0.89%
Municipal Income Fund	0.50%
Total Return Bond Fund	0.50%
Investment Grade Bond Fund	0.50%

GI also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, GI receives the following:

Fund Accounting/
Administrative Fees
Fund	(as a % of net assets)
Floating Rate Strategies Fund	0.095%
High Yield Fund	0.095%
Macro Opportunities Fund	0.095%
Municipal Income Fund	0.095%
Total Return Bond Fund	0.095%
Investment Grade Bond Fund	0.095%

Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

RFS is paid the following for providing transfer agent services to the Funds. Transfer agent fees are assessed to the applicable class of each Fund. Prior to May 1, 2012, transfer agent fees were aggregated by the High Yield Fund and Investment Grade Bond Fund, and allocated based on the daily net assets of each Class of the Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund*	$25,000
Certain out-of-pocket charges	Varies

*RFS agreed to waive the minimum for Municipal Income Fund up to January 13, 2013.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under U.S. GAAP). The limits are listed below:

	Limit	Contract End Date
Floating Rate Strategies Fund – A-Class	1.02%	02/01/14
Floating Rate Strategies Fund – C-Class	1.77%	02/01/14
Floating Rate Strategies Fund – Institutional Class	0.78%	02/01/14
High Yield Fund – A-Class	1.16%	05/01/14
High Yield Fund – B-Class	1.91%	05/01/14
High Yield Fund – C-Class	1.91%	05/01/14
High Yield Fund – Institutional Class	0.91%	05/01/14
Macro Opportunities Fund – A-Class	1.36%	02/01/14
Macro Opportunities Fund – C-Class	2.11%	02/01/14
Macro Opportunities Fund – Institutional Class	0.95%	02/01/14
Municipal Income Fund – A-Class	0.80%	05/01/14
Municipal Income Fund – C-Class	1.55%	05/01/14
Municipal Income Fund – Institutional Class	0.55%	05/01/14
Total Return Bond Fund – A-Class	0.90%	02/01/14
Total Return Bond Fund – C-Class	1.65%	02/01/14
Total Return Bond Fund – Institutional Class	0.50%	02/01/14
Investment Grade Bond Fund – A-Class	1.00%	05/01/14
Investment Grade Bond Fund – B-Class	1.75%	05/01/14
Investment Grade Bond Fund – C-Class	1.75%	05/01/14
Investment Grade Bond Fund – Institutional Class	0.75%	05/01/14

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 28, 2013, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

	Expires in	Expires in	Expires in	Expires in	Fund
Fund	2013	2014	2015	2016	Total
Floating Rate Strategies Fund	$—	$—	$127,768	$141,293	$269,062
High Yield Fund	154,770	175,025	205,368	97,925	633,088
Macro Opportunities Fund	—	—	161,466	315,601	477,067
Municipal Income Fund	—	—	192,257	106,561	298,818
Total Return Bond Fund	—	—	154,714	195,339	350,054
Investment Grade Bond Fund	225,854	143,014	165,867	84,428	619,163

For the period ended March 28, 2013, no amounts were recouped by GI.

The Funds have adopted distribution plans related to the offering of A-Class, B-Class and C-Class shares. Each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of A-Class shares of each Fund and 1.00% of the average daily assets of B-Class and C-Class shares. Effective October 16, 2009, GDL became the sole distributor of the Funds. The distribution fees were paid to GDL effective October 16, 2009. Effective December 1, 2006, B-Class shares of the High Yield Fund ceased charging 12b-1 fees in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.

During the period ended March 28, 2013, GDL retained sales charges of $335,512 relating to sales of A-Class shares of the Funds.

Certain officers and directors of the Trust are also officers of GI, RFS and GDL.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 28, 2013, GI and its subsidiaries owned over five percent of the outstanding shares of the Funds, as follows:

Percent of
outstanding
Fund	shares owned
Floating Rate Strategies Fund	6%
High Yield Fund	9%
Total Return Bond Fund	21%
Investment Grade Bond Fund	11%

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

At March 28, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
Fund Name	Tax Cost	Gain	Loss	Gain (Loss)
Floating Rate Strategies Fund	$443,401,906	$8,318,825	$(583,840)	$7,734,985
High Yield Fund	93,612,508	4,589,515	(2,650,115)	1,939,400
Macro Opportunities Fund	769,243,915	18,962,497	(3,113,467)	15,849,030
Municipal Income Fund	71,752,802	3,863,457	(312,040)	3,551,417
Total Return Bond Fund	202,843,067	6,004,642	(390,842)	5,613,800
Investment Grade Bond Fund	126,047,976	2,655,093	(7,728,432)	(5,073,339)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at March 28, 2013:

	Level 1	Level 1	Level 2	Level 3
	Investments	Other Financial	Investments	Investments
	In Securities	Instruments*	In Securities	In Securities	Total
Assets
Floating Rate Strategies Fund	$—	$—	$451,136,891	$—	$451,136,891
High Yield Fund	535,638	—	94,274,602	697,668	95,507,908
Macro Opportunities Fund	33,798,889	—	751,294,056	—	785,092,945
Municipal Income Fund	—	—	75,304,219	—	75,304,219
Total Return Bond Fund	1,312,108	—	207,144,759	—	208,456,867
Investment Grade Bond Fund	630	—	120,573,330	436,677	120,974,637

* Other financial instruments may include options written.

Financial assets and liabilities categorized as Level 2 consist primarily of debt securities indexed to publicly-listed securities and fixed income and other investments. Fixed income investments generally have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Funds and others are willing to pay for an asset. Ask prices represent the lowest price that the Funds and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices obtained from third party pricing services, fair value may not always be a predetermined point in the bid-ask range. The Funds’ policy is to allow for mid-market pricing and adjusting to the point within the bid-ask range that meets the Funds’ best estimate of fair value. For debt securities indexed to publicly listed securities, such as convertible debt, the securities are typically valued using standard convertible security pricing models. The key inputs into these models that require some amount of judgment are the credit spreads utilized and the volatility assumed. To the extent the company being valued has other outstanding debt securities that are publicly-traded, the implied credit spread and the company’s other outstanding debt securities would be utilized in the valuation. To the extent the company being valued does not have other outstanding debt securities that are publicly-traded, the credit spread will be estimated based on the implied credit spreads observed in comparable publicly-traded debt securities. In certain cases, an additional spread will be added to reflect an illiquidity discount due to the fact that the security being valued is not publicly traded. The volatility assumption is based upon the historically observed volatility of the underlying equity security into which the convertible debt security is convertible and/or the volatility implied by the prices of options on the underlying equity security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of March 28, 2013, Investment Grade Bond Fund had a security with a total value of $630 transfer from Level 3 to Level 1 as a result of a change in the valuation of the fund.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 28, 2013:

LEVEL 3 – Fair value measurement using significant unobservable inputs

Total
High Yield Fund
Assets:
Beginning Balance	$721,107
Total realized gains or losses included in earnings	(497,535)
Total change in unrealized gains or losses included in earnings	495,034
Sales	(20,937)
Ending Balance	$697,668

Total
Investment Grade Bond Fund
Assets:
Beginning Balance	$560,154
Total realized gains or losses included in earnings	11,925
Total change in unrealized gains or losses included in earnings	(112,659)
Sales	(22,113)
Transfers out of Level 3	(630)
Ending Balance	$436,677

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The total change in unrealized gains or losses included on the Statements of Operations attributable to Level 3 investments still held at March 28, 2013 was $495,034 for the High Yield Fund and $(112,659) for the Investment Grade Bond Fund.

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The Macro Opportunities Fund utilized options to minimally hedge the Fund’s portfolio, to increase returns, and create liquidity.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 28, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Options purchased - equity/interest rate contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Options written - commodity/equity/interest rate contracts	Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 28, 2013:

Realized Gain (Loss) on Derivative Instruments Recognized in the Statement of Operations
	Purchased Options	Purchased Options	Options Written	Options Written	Options Written
	Equity	Interest Rate	Commodity	Equity	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Macro Opportunities Fund	$1,011,288	$262,118	$15	$49,058	$782,857	$2,105,336

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
	Purchased Options	Purchased Options	Options Written	Options Written
	Equity	Interest Rate	Equity	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Total
Macro Opportunities Fund	$(138,437)	$145,137	$(29,665)	$54,199	$31,234

6. Options Written

Transactions in options written during the period ended March 28, 2013 were as follows:

Written Call Options

	Macro Opportunities Fund
	Number of	Premium
	contracts	amount
Balance at September 30, 2012	1,533	$149,207
Options Written	—	—
Options terminated in closing purchase transactions	(861)	(84,044)
Options expired	—	—
Options exercised	(672)	(65,163)
Balance at March 28, 2013	—	$—

Written Put Options

	Macro Opportunities Fund
	Number of	Premium
	contracts	amount
Balance at September 30, 2012	5,340	$622,164
Options Written	2,794	1,293,488
Options terminated in closing purchase transactions	(6,327)	(1,720,258)
Options expired	(1,807)	(195,394)
Options exercised	—	—
Balance at March 28, 2013	—	$—

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

7. Securities Transactions

During the period ended March 28, 2013, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, was as follows:

Fund	Purchases	Sales
Floating Rate Strategies Fund	$361,265,173	$57,527,261
High Yield Fund	51,085,084	44,913,011
Macro Opportunities Fund	624,461,013	93,689,186
Municipal Income Fund	40,773,289	43,430,925
Total Return Bond Fund	153,950,305	21,780,333
Investment Grade Bond Fund	83,890,948	87,180,503

8. Loan Commitments

Pursuant to the terms of certain loan agreements, the Funds held unfunded loan commitments as of March 28, 2013. The funds are obliged to fund these loan commitments at the borrower’s discretion.

At March 28, 2013, the Funds had the following unfunded loan commitments:

Floating Rate Strategies Fund

Borrower	Amount
Nielsen Finance LLC	$3,000,000
HJ Heinz Co.	2,300,000
Associated Partners, Inc.	1,625,000
AMC Entertainment, Inc.	1,600,000
Syniverse Technologies, Inc.	1,200,000
Tomkins LLC	1,100,000
Getco Company LLC	750,000
Getty Images, Inc.	500,000
Kronos, Inc.	500,000
Constellation Brands, Inc.	350,000
Rock Ohio Caesars LLC	16,667
$12,941,667
High Yield Fund
Borrower	Amount
Nielsen Finance LLC	$1,350,000
Associated Partners, Inc.	500,000
HJ Heinz Co.	500,000
$2,350,000
Macro Opportunities Fund
Borrower	Amount
Nielsen Finance LLC	$7,000,000
HJ Heinz Co.	2,150,000
Associated Partners, Inc.	2,125,000
Syniverse Technologies, Inc.	1,500,000
Constellation Brands, Inc.	750,000
Getco Company LLC	450,000
Rock Ohio Caesars LLC	14,667
$13,989,667
Total Return Bond Fund
Borrower	Amount
Nielsen Finance LLC	$2,000,000
Associated Partners, Inc.	500,000
Constellation Brands, Inc.	150,000
Getco Company LLC	100,000
Rock Ohio Caesars LLC	4,000
$2,754,000
Investment Grade Bond Fund
Borrower	Amount
Getco Company LLC	$100,000

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

9. Reverse Repurchase Agreement

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 28, 2013, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at March 28, 2013	Average balance outstanding	Average interest rate
Floating Rate Strategies Fund	182	$7,400,877	$4,357,442	2.27%
Macro Opportunities Fund	182	51,803,809	34,756,529	1.63%
Total Return Bond Fund	182	23,833,274	9,631,189	1.57%
Investment Grade Bond Fund	13	10,556,394	4,598,613	1.06%

10. Line of Credit

The Trust secured a committed, $50,000,000 line of credit from Bank of America, with no set termination date. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of LIBOR and the Fed Funds rate, plus 1.25%. The Funds did not have any borrowings under this agreement at March 28, 2013.

In addition, on November 30, 2011, the Macro Opportunities Fund (the “Fund”) entered into an unlimited credit facility agreement with an approved counterparty whereby the counterparty has agreed to provide secured financing to the Fund and the Fund will provide pledged collateral to the counterparty. At March 28, 2013, there was no credit facility outstanding. The maximum amount outstanding during the period ended March 28, 2013 was $0. The Fund did not have any borrowings under this agreement at March 28, 2013.

11. U.S. Intermediate Bond Fund Investment Policy Change

At a meeting held on November 15, 2012, the Board of Directors of the U.S. Intermediate Bond Fund approved certain changes to the Fund’s investment program. In particular, the Board approved the following:

•  a change of the Fund’s name to Investment Grade Bond Fund;

•  changes to the Fund’s principal investment strategies, including the Fund’s non-fundamental 80% policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended; and

•  removal of the non-fundamental policy relating to borrowing.

The changes to the Fund discussed above became effective January 28, 2013.

12. Fund Merger

On January 18, 2013, the Macro Opportunities Fund acquired all of the net assets of Flexible Strategies Fund, a separate series of the Rydex Series Funds, in exchange for shares of the Macro Opportunities Fund, pursuant to an agreement and plan of reorganization approved by the Board of Directors and approved by the shareholders of the Flexible Strategies Fund. The primary reason for the transaction was to combine a smaller fund into a larger fund with a similar investment objective. The acquisition was accomplished through a combination of a tax-free exchange of the outstanding shares of the Flexible Strategies Fund (362,677 A-Class, 283,469 C-Class, 194,382 H-Class and 95,230 Institutional Class) valued at $21,970,627 ($8,559,172 A-Class; $6,562,318 C-Class, $4,587,422 H-Class, and $2,261,715 Institutional Class) for respective shares of the Macro Opportunities Fund (480,153 A-Class, 239,851 C-Class, and 82,514 Institutional Class), with the remainder coming from capital transactions. For financial reporting purposes, the net assets received and shares issued by Macro Opportunities Fund were recorded at fair value; however, the Flexible Strategies Fund’s cost of the investments were carried forward to align ongoing reporting of Macro Opportunities Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Flexible Strategies Fund’s net assets on January 18, 2013 were $21,970,627 including $414,395 of unrealized appreciation. Flexible Strategies Fund’s net assets were primarily comprised of investments with a fair value of $21,674,911. The aggregate net assets of Macro Opportunities Fund immediately before and after the acquisition were $407,464,601 and $429,435,858, respectively.

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

The financial statements reflect the operations of the Macro Opportunities Fund for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Flexible Strategies Fund that have been included in the combined fund’s Statement of Operations since the acquisition was completed. Assuming the acquisition had been completed on October 1, 2012, Macro Opportunities Fund pro-forma net investment gain, net realized and unrealized gain on investments and net increase in net assets from operations for the period October 1, 2012 to March 28, 2013 would have been $10,684,858, $15,700,104 and $26,384,962, respectively. Guggenheim Investments and its affiliates bore all of the expenses related to the reorganization.

13. Affiliated Transactions

		Value			Value	Shares	Investment
Fund	Security	09/30/12	Additions	Reductions	03/28/13	03/28/13	Income
Macro Oportunities Fund	Exchange Traded Fund:
	Power Shares DB Gold Fund	$—	$—	$—	$14,041,240	257,732	$—

14. New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board issued an Accounting Standards Update No. 2013-01, clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending. The new disclosure is effective for Funds whose annual or interim periods begin on or after January 1, 2013. Management is evaluating the impact of this update on its current disclosures.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors, LLC changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change should not result in any material change to the day-to-day management or operations of the funds.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited)

DIRECTORS

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Year Elected***	During Past Five Years

Donald A. Chubb, Jr.** (12-14-46) 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. Realtors

Harry W. Craig, Jr.** (05-11-39) 2004	Current: Chairman, CEO, & Director, The Craig Group, Inc.; Managing Member of Craig Family Investments, LLC.

Previous: Prior to November 2009, Chairman, CEO, Secretary and Director, The Martin Tractor Company, Inc.

Jerry B. Farley** (09-20-46) 2005	Current: President, Washburn University

Penny A. Lumpkin** (08-20-39) 1993	Current: Partner, Vivian’s Gift Shop (Corporate Retail); Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development); PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius** (12-18-43) 1998	Current: President and Chief Executive Officer, Stormont-Vail HealthCare

Donald C. Cacciapaglia* (07-01-51) 2012 (President)	Current: Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present Previous: Channel Capital Group, Inc.; Chairman and CEO from April 2002 to February 2010

*	This Director is deemed to be an “interested person” of the Funds under the 1940 Act, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This Director is also an officer of the funds.

**	These Directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.

***	Each Director oversees 31 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)

OFFICERS*

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title – Year Elected	During Past Five Years

Mark P. Bronzo (11-01-60) Vice President – 2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director and Chief Compliance Officer, Nationwide Separate Accounts, LLC (2003–2008)

Elisabeth Miller (06-06-68) Chief Compliance Officer - 2012	Current: Chief Compliance Officer, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Chief Compliance Officer, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, and SBL Fund; Chief Compliance Officer, Security Investors, LLC; and Chief Compliance Officer, Guggenheim Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (2004–2009)

Nikolaos Bonos (05-30-63) Treasurer - 2010	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Senior Vice President, Security Global Investors, LLC (2010–2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC

Joseph M. Arruda (09-05-66) Assistant Treasurer - 2010	Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust

Previous: Vice President, Security Global Investors, LLC (2010–2011); and Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

Amy J. Lee (06-05-61) Vice President - 2007 Secretary - 1987	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Senior Vice President & Secretary, Security Global Investors, LLC (2007–2011); Senior Vice President & Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); and Director, Brecek & Young Advisors, Inc. (2004–2008)

Mark A. Mitchell (08-24-64) Vice President – 2003	Current: Portfolio Manager, Security Investors, LLC Previous: Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003–2010)

Joseph C. O’Connor (07-15-60) Vice President – 2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director, Nationwide Separate Accounts, LLC (2003–2008)

Daniel W. Portanova (10-02-60) Vice President – 2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director, Nationwide Separate Accounts, LLC (2003–2008)

James P. Schier (12-28-57) Vice President – 1998	Current: Senior Portfolio Manager, Security Investors, LLC Previous: Vice President and Senior Portfolio Manager, Security Benefit Life Insurance Company (1998–2010)

David G. Toussaint (10-10-66) Vice President – 2005	Current: Portfolio Manager, Security Investors, LLC Previous: Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2005–2009)

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Security Income Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	June 5, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date	June 5, 2013

* Print the name and title of each signing officer under his or her signature.